UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

LARGE CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

GOVERNMENT MONEY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

MUNICIPAL BOND INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

FORM N-Q

NOVEMBER 30, 2006

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
48,800	BorgWarner Inc.	$2,820,640

Automobiles - 0.4%
59,600	DaimlerChrysler AG	3,473,488
23,400	Toyota Motor Corp., ADR	2,809,170

	Total Automobiles	6,282,658

Hotels, Restaurants & Leisure - 1.0%
207,400	McDonald’s Corp.	8,704,578
240,000	Wyndham Worldwide Corp.*	7,617,600

	Total Hotels, Restaurants & Leisure	16,322,178

Household Durables - 1.5%
56,800	Black & Decker Corp.	4,877,984
216,700	Stanley Works	11,056,034
107,100	Whirlpool Corp.	9,135,630

	Total Household Durables	25,069,648

Leisure Equipment & Products - 0.6%
479,800	Mattel Inc.	10,531,610

Media - 5.2%
786,645	CBS Corp., Class B Shares	23,402,689
300,100	Comcast Corp., Special Class A Shares*	12,088,028
650,000	DIRECTV Group Inc.*	14,787,500
10,185	Idearc Inc.*	280,495
1,150,800	Interpublic Group of Cos. Inc.*	13,775,076
364,500	Time Warner Inc.	7,341,030
250,000	WPP Group PLC, ADR	16,552,500

	Total Media	88,227,318

Multiline Retail - 1.2%
348,300	Target Corp.	20,232,747

Specialty Retail - 1.8%
480,000	Home Depot Inc.	18,225,600
270,000	Limited Brands Inc.	8,556,300
84,900	Office Depot Inc.*	3,214,314

	Total Specialty Retail	29,996,214

Textiles, Apparel & Luxury Goods - 0.7%
164,600	V.F. Corp.	12,902,994

	TOTAL CONSUMER DISCRETIONARY	212,386,007

CONSUMER STAPLES - 12.1%
Beverages - 1.8%
242,000	Anheuser-Busch Cos. Inc.	11,497,420
419,200	Coca-Cola Co.	19,631,136

	Total Beverages	31,128,556

Food & Staples Retailing - 3.3%
600,000	CVS Corp.	17,262,000
309,400	Kroger Co.	6,639,724
180,200	Safeway Inc.	5,551,962
397,800	SUPERVALU Inc.	13,628,628
326,000	Sysco Corp.	11,687,100

	Total Food & Staples Retailing	54,769,414

Food Products - 2.3%
603,700	ConAgra Foods Inc.	15,515,090
172,400	H.J. Heinz Co.	7,663,180
72,900	Kellogg Co.	3,628,962
254,060	Sara Lee Corp.	4,212,315

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Food Products - 2.3% (continued)
506,000	Tyson Foods Inc., Class A Shares	$8,040,340

	Total Food Products	39,059,887

Household Products - 1.4%
70,500	Clorox Co.	4,512,000
179,400	Kimberly-Clark Corp.	11,924,718
105,900	Procter & Gamble Co.	6,649,461

	Total Household Products	23,086,179

Tobacco - 3.3%
535,900	Altria Group Inc.	45,128,139
172,000	Reynolds American Inc.	11,049,280

	Total Tobacco	56,177,419

	TOTAL CONSUMER STAPLES	204,221,455

ENERGY - 13.9%
Energy Equipment & Services - 3.7%
173,000	Baker Hughes Inc.	12,703,390
376,000	BJ Services Co.	12,697,520
320,000	GlobalSantaFe Corp.	19,200,000
500,000	Halliburton Co.	16,870,000

	Total Energy Equipment & Services	61,470,910

Oil, Gas & Consumable Fuels - 10.2%
297,800	Anadarko Petroleum Corp.	14,699,408
129,500	BP PLC, ADR	8,816,360
594,900	Chevron Corp.	43,023,168
291,000	ConocoPhillips	19,584,300
1,067,000	El Paso Corp.	15,578,200
290,200	Exxon Mobil Corp.	22,290,262
250,100	Marathon Oil Corp.	23,604,438
225,800	Occidental Petroleum Corp.	11,366,772
99,700	PetroChina Co., Ltd., ADR	12,771,570

	Total Oil, Gas & Consumable Fuels	171,734,478

	TOTAL ENERGY	233,205,388

FINANCIALS - 25.4%
Capital Markets - 1.7%
8,400	Goldman Sachs Group Inc.	1,636,320
170,400	Merrill Lynch & Co. Inc.	14,898,072
154,400	Morgan Stanley	11,759,104

	Total Capital Markets	28,293,496

Commercial Banks - 4.3%
301,000	KeyCorp	10,866,100
133,000	National City Corp.	4,801,300
554,800	Regions Financial Corp.	20,333,420
83,400	SunTrust Banks Inc.	6,809,610
337,000	U.S. Bancorp	11,336,680
345,700	Wachovia Corp.	18,733,483

	Total Commercial Banks	72,880,593

Diversified Financial Services - 4.9%
797,000	Bank of America Corp.	42,918,450
268,000	ING Groep NV, ADR	11,467,720
608,000	JPMorgan Chase & Co.	28,138,240

	Total Diversified Financial Services	82,524,410

Insurance - 9.0%
220,000	ACE Ltd.	12,504,800
381,200	Allstate Corp.	24,198,576
272,600	American International Group Inc.	19,169,232
383,000	Assured Guaranty Ltd.	9,900,550

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Insurance - 9.0% (continued)
527,000	Conseco Inc.*	$10,482,030
184,300	Genworth Financial Inc., Class A Shares	6,045,040
55,600	Hartford Financial Services Group Inc.	4,768,256
182,900	Lincoln National Corp.	11,630,611
235,000	MBIA Inc.	16,367,750
143,000	MetLife Inc.	8,398,390
43,600	RenaissanceRe Holdings Ltd.	2,567,168
345,200	St. Paul Travelers Cos. Inc.	17,884,812
106,100	XL Capital Ltd., Class A Shares	7,545,832

	Total Insurance	151,463,047

Real Estate Investment Trusts (REITs) - 0.7%
264,700	Duke Realty Corp.	11,519,744

Real Estate Management & Development - 0.4%
246,000	Realogy Corp.*	6,418,140

Thrifts & Mortgage Finance - 4.4%
221,900	Fannie Mae	12,654,957
328,300	Freddie Mac	22,048,628
891,200	Washington Mutual Inc.	38,927,616

	Total Thrifts & Mortgage Finance	73,631,201

	TOTAL FINANCIALS	426,730,631

HEALTH CARE - 8.7%
Biotechnology - 1.0%
240,000	Amgen Inc.*	17,040,000

Health Care Providers & Services - 0.9%
65,500	AmerisourceBergen Corp.	3,012,345
101,000	CIGNA Corp.	12,731,050

	Total Health Care Providers & Services	15,743,395

Pharmaceuticals - 6.8%
180,000	Barr Pharmaceuticals Inc.*	9,194,400
40,200	Eli Lilly & Co.	2,154,318
204,600	GlaxoSmithKline PLC, ADR	10,870,398
356,600	Merck & Co. Inc.	15,872,266
1,555,900	Pfizer Inc.	42,771,691
360,000	Sanofi-Aventis, ADR	15,843,600
362,000	Wyeth	17,477,360

	Total Pharmaceuticals	114,184,033

	TOTAL HEALTH CARE	146,967,428

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.7%
101,200	Boeing Co.	8,959,236
44,100	Northrop Grumman Corp.	2,951,613

	Total Aerospace & Defense	11,910,849

Building Products - 0.5%
309,900	Masco Corp.	8,891,031

Commercial Services & Supplies - 0.7%
339,800	R.R. Donnelley & Sons Co.	11,984,746

Industrial Conglomerates - 1.3%
552,800	General Electric Co.	19,502,784
26,300	Textron Inc.	2,562,935

	Total Industrial Conglomerates	22,065,719

Machinery - 2.4%
129,200	Deere & Co.	12,403,200
177,200	Eaton Corp.	13,658,576
251,000	Illinois Tool Works Inc.	11,847,200

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Machinery - 2.4% (continued)
43,100	SPX Corp.	$2,633,841

	Total Machinery	40,542,817

Road & Rail - 0.2%
65,800	CSX Corp.	2,359,588

	TOTAL INDUSTRIALS	97,754,750

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.5%
156,700	Cisco Systems Inc.*	4,212,096
169,700	Nokia Oyj, ADR	3,431,334

	Total Communications Equipment	7,643,430

Computers & Peripherals - 2.3%
180,000	Diebold Inc.	8,280,000
187,370	International Business Machines Corp.	17,223,050
547,500	Seagate Technology	14,103,600

	Total Computers & Peripherals	39,606,650

Electronic Equipment & Instruments - 1.1%
770,000	Flextronics International Ltd.*	8,662,500
182,520	Sanmina-SCI Corp.*	675,324
1,397,977	Solectron Corp.*	4,655,264
98,150	Tech Data Corp.*	4,104,633

	Total Electronic Equipment & Instruments	18,097,721

IT Services - 1.5%
192,500	Electronic Data Systems Corp.	5,224,450
890,000	Western Union Co.	20,292,000

	Total IT Services	25,516,450

Semiconductors & Semiconductor Equipment - 2.3%
1,500,000	Infineon Technologies AG, ADR*	19,395,000
910,000	Intel Corp.	19,428,500

	Total Semiconductors & Semiconductor Equipment	38,823,500

Software - 2.1%
515,000	Cadence Design Systems Inc.*	9,465,700
900,300	Microsoft Corp.	26,405,799

	Total Software	35,871,499

	TOTAL INFORMATION TECHNOLOGY	165,559,250

MATERIALS - 1.7%
Chemicals - 1.2%
295,500	Dow Chemical Co.	11,822,955
328,300	Lyondell Chemical Co.	8,109,010

	Total Chemicals	19,931,965

Containers & Packaging - 0.2%
108,400	Owens-Illinois, Inc.*	2,048,760
196,800	Smurfit-Stone Container Corp.*	2,111,664

	Total Containers & Packaging	4,160,424

Metals & Mining - 0.3%
114,200	Mittal Steel Co. NV, Class A Shares	4,706,182

	TOTAL MATERIALS	28,798,571

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.6%
922,834	AT&T Inc.	31,293,301
500,100	Verizon Communications Inc.	17,473,494
819,272	Windstream Corp.	11,420,651

	Total Diversified Telecommunication Services	60,187,446

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 0.7%
128,500	Crown Castle International Corp.*	$4,428,110
415,800	Sprint Nextel Corp.	8,112,258

	Total Wireless Telecommunication Services	12,540,368

	TOTAL TELECOMMUNICATION SERVICES	72,727,814

UTILITIES - 3.1%
Electric Utilities - 0.8%
65,200	American Electric Power Co. Inc.	2,706,452
123,200	Entergy Corp.	11,250,624

	Total Electric Utilities	13,957,076

Multi-Utilities - 2.3%
224,900	DTE Energy Co.	10,590,541
211,800	KeySpan Corp.	8,690,154
231,500	Sempra Energy	12,616,750
132,300	Wisconsin Energy Corp.	6,188,994

	Total Multi-Utilities	38,086,439

	TOTAL UTILITIES	52,043,515

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,323,297,752)	1,640,394,809

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
$37,967,000	State Street Bank & Trust Co., dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $37,972,104; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $38,731,984) (Cost - $37,967,000)	37,967,000

	TOTAL INVESTMENTS - 99.7% (Cost - $1,361,264,752#)	1,678,361,809
	Other Assets in Excess of Liabilities - 0.3%	5,183,977

	TOTAL NET ASSETS - 100.0%	$1,683,545,786

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.8%
350,000	Weight Watchers International, Inc.	$17,129,000

Hotels, Restaurants & Leisure - 4.5%
930,150	Hilton Hotels Corp.	30,536,824
450,000	International Game Technology	19,701,000
436,800	Marriott International Inc., Class A Shares	19,721,520
425,000	MGM MIRAGE Inc.*	22,852,250

	Total Hotels, Restaurants & Leisure	92,811,594

Household Durables - 1.5%
124,800	Harman International Industries Inc.	12,959,232
651,200	Newell Rubbermaid Inc.	18,552,688

	Total Household Durables	31,511,920

Media - 2.9%
999,300	Comcast Corp., Class A Shares*	40,431,678
344,000	NTL Inc.	8,286,960
470,900	Time Warner Inc.	9,483,926

	Total Media	58,202,564

Multiline Retail - 0.5%
144,650	Kohl’s Corp.*	10,067,640

Specialty Retail - 1.9%
327,000	Best Buy Co. Inc.	17,975,190
825,000	Staples Inc.	21,012,750

	Total Specialty Retail	38,987,940

	TOTAL CONSUMER DISCRETIONARY	248,710,658

CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 4.1%
1,588,500	CVS Corp.	45,701,145
375,000	Wal-Mart Stores Inc.	17,287,500
500,000	Walgreen Co.	20,245,000

	Total Food & Staples Retailing	83,233,645

Food Products - 1.1%
260,900	Nestle SA, ADR	23,207,055

Household Products - 1.2%
402,500	Procter & Gamble Co.	25,272,975

	TOTAL CONSUMER STAPLES	131,713,675

ENERGY - 6.1%
Energy Equipment & Services - 1.6%
215,100	National-Oilwell Varco Inc.*	14,306,301
253,000	Transocean Inc.*	19,721,350

	Total Energy Equipment & Services	34,027,651

Oil, Gas & Consumable Fuels - 4.5%
365,600	Chesapeake Energy Corp.	12,441,368
284,500	ConocoPhillips	19,146,850
153,550	Marathon Oil Corp.	14,492,049
245,800	Occidental Petroleum Corp.	12,373,572
220,650	Suncor Energy Inc.	17,435,763
577,572	Williams Cos. Inc.	16,033,399

	Total Oil, Gas & Consumable Fuels	91,923,001

	TOTAL ENERGY	125,950,652

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 7.2%
Capital Markets - 1.7%
674,250	Charles Schwab Corp.	$12,365,745
80,600	Goldman Sachs Group Inc.	15,700,880
102,000	Lehman Brothers Holdings Inc.	7,514,340

	Total Capital Markets	35,580,965

Consumer Finance - 1.3%
446,696	American Express Co.	26,229,989

Diversified Financial Services - 3.1%
40,000	Chicago Mercantile Exchange	21,424,000
225,000	IntercontinentalExchange Inc.*	22,106,250
275,000	Moody’s Corp.	19,107,000

	Total Diversified Financial Services	62,637,250

Insurance - 1.1%
354,700	Allstate Corp.	22,516,356

	TOTAL FINANCIALS	146,964,560

HEALTH CARE - 25.4%
Biotechnology - 8.0%
192,200	Amgen Inc.*	13,646,200
493,970	Biogen Idec Inc.*	25,814,872
906,050	Celgene Corp.*	50,494,167
340,000	Genentech Inc.*	27,795,000
238,150	Genzyme Corp.*	15,336,860
450,050	Gilead Sciences Inc.*	29,667,296

	Total Biotechnology	162,754,395

Health Care Equipment & Supplies - 3.9%
175,100	Alcon, Inc.	19,194,462
126,400	Becton, Dickinson & Co.	9,065,408
743,700	Thermo Fisher Scientific, Inc.*	32,596,371
270,000	Zimmer Holdings Inc.*	19,699,200

	Total Health Care Equipment & Supplies	80,555,441

Health Care Providers & Services - 5.3%
203,800	Cardinal Health Inc.	13,169,556
182,500	Medco Health Solutions Inc.*	9,163,325
500,000	Omnicare Inc.	19,845,000
824,000	UnitedHealth Group Inc.	40,441,920
338,800	WellPoint Inc.*	25,636,996

	Total Health Care Providers & Services	108,256,797

Pharmaceuticals - 8.2%
309,100	Abbott Laboratories	14,422,606
180,000	Allergan Inc.	20,984,400
1,540,850	Elan Corp. PLC, ADR*	22,296,099
357,800	Johnson & Johnson	23,582,598
305,250	Novartis AG, ADR	17,829,653
830,700	Schering-Plough Corp.	18,283,707
389,400	Shire PLC, ADR	23,597,640
577,100	Wyeth	27,862,388

	Total Pharmaceuticals	168,859,091

	TOTAL HEALTH CARE	520,425,724

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
209,800	General Dynamics Corp.	15,701,432

Air Freight & Logistics - 2.9%
420,000	Expeditors International of Washington Inc.	19,000,800

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Air Freight & Logistics - 2.9% (continued)
533,000	United Parcel Service Inc., Class B Shares	$41,531,360

	Total Air Freight & Logistics	60,532,160

Airlines - 0.2%
136,000	AMR Corp.*	4,346,560

Electrical Equipment - 0.4%
85,800	Cooper Industries Ltd., Class A Shares	7,845,552

Industrial Conglomerates - 1.6%
517,240	General Electric Co.	18,248,227
149,600	Textron Inc.	14,578,520

	Total Industrial Conglomerates	32,826,747

Machinery - 0.7%
255,650	ITT Industries Inc.	13,792,318

Road & Rail - 2.2%
340,850	Canadian Pacific Railway Ltd.	18,995,570
323,200	Hertz Global Holdings Inc.*	5,171,200
412,600	Norfolk Southern Corp.	20,320,550

	Total Road & Rail	44,487,320

	TOTAL INDUSTRIALS	179,532,089

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 5.8%
517,500	Cisco Systems Inc.*	13,910,400
792,350	Corning Inc.*	17,083,066
1,027,400	Juniper Networks Inc.*	21,873,346
1,464,000	QUALCOMM Inc.	53,567,760
85,000	Research In Motion Ltd.*	11,800,550

	Total Communications Equipment	118,235,122

Computers & Peripherals - 3.3%
221,400	Apple Computer Inc.*	20,297,952
234,000	Hewlett-Packard Co.	9,233,640
360,000	SanDisk Corp.*	15,984,000
900,000	Seagate Technology	23,184,000

	Total Computers & Peripherals	68,699,592

Internet Software & Services - 5.3%
850,000	eBay Inc.*	27,497,500
139,100	Google Inc., Class A Shares*	67,452,372
507,200	Yahoo! Inc.*	13,689,328

	Total Internet Software & Services	108,639,200

IT Services - 2.2%
149,600	Cognizant Technology Solutions Corp., Class A Shares*	12,201,376
500,000	Paychex Inc.	19,705,000
550,000	Western Union Co.	12,540,000

	Total IT Services	44,446,376

Semiconductors & Semiconductor Equipment - 4.9%
705,600	Infineon Technologies AG, ADR*	9,123,408
702,150	Intel Corp.	14,990,902
281,800	Lam Research Corp.*	14,822,680
550,500	Marvell Technology Group Ltd.*	11,362,320
141,800	MEMC Electronic Materials Inc.*	5,643,640
526,100	NVIDIA Corp.*	19,460,439
389,500	Texas Instruments Inc.	11,509,725
498,800	Xilinx Inc.	13,367,840

	Total Semiconductors & Semiconductor Equipment	100,280,954

Software - 4.1%
508,400	Adobe Systems Inc.*	20,402,092

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Software - 4.1% (continued)
550,000	Intuit Inc.*	$17,314,000
1,232,660	Microsoft Corp.	36,153,918
463,800	Symantec Corp.*	9,832,560

	Total Software	83,702,570

	TOTAL INFORMATION TECHNOLOGY	524,003,814

MATERIALS - 4.4%
Chemicals - 2.3%
207,550	Ecolab Inc.	9,204,843
599,900	Praxair Inc.	37,433,760

	Total Chemicals	46,638,603

Metals & Mining - 2.1%
470,142	Goldcorp Inc.	14,654,326
226,400	Phelps Dodge Corp.	27,847,200

	Total Metals & Mining	42,501,526

	TOTAL MATERIALS	89,140,129

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
362,850	Verizon Communications Inc.	12,677,979

Wireless Telecommunication Services - 1.7%
247,200	American Tower Corp., Class A Shares*	9,361,464
382,833	NII Holdings Inc.*	24,857,347

	Total Wireless Telecommunication Services	34,218,811

	TOTAL TELECOMMUNICATION SERVICES	46,896,790

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,750,485,485)	2,013,338,091

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency - 0.1%
$1,430,000	Federal Home Loan Bank (FHLB), Discount Notes, 5.181% due 12/1/06 (a) (Cost - $1,430,000)	1,430,000

Repurchase Agreement - 1.7%
35,763,000	State Street Bank & Trust Co., dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $35,767,808; (Fully collateralized by U.S. Treasury Notes, 7.250% due 8/15/22; Market value $36,480,884) (Cost - $35,763,000)	35,763,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,193,000)	37,193,000

	TOTAL INVESTMENTS - 100.1% (Cost - $1,787,678,485#)	2,050,531,091
	Liabilities in Excess of Other Assets - (0.1)%	(2,611,421)

	TOTAL NET ASSETS - 100.0%	$2,047,919,670

*	Non-income producing security.

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.8%
74,000	ArvinMeritor Inc.	$1,280,940
679,958	Hayes Lemmerz International Inc.*	1,597,901
140,988	Modine Manufacturing Co.	3,468,305

	Total Auto Components	6,347,146

Automobiles - 1.3%
324,800	Fleetwood Enterprises Inc.*	2,491,216
48,000	Thor Industries Inc.	2,172,480

	Total Automobiles	4,663,696

Diversified Consumer Services - 0.3%
115,400	Service Corporation International	1,138,998

Hotels, Restaurants & Leisure - 1.0%
45,600	Applebee’s International Inc.	1,037,400
28,500	CEC Entertainment Inc.*	1,134,585
71,500	CKE Restaurants Inc.	1,318,460

	Total Hotels, Restaurants & Leisure	3,490,445

Household Durables - 1.1%
32,200	American Greetings Corp., Class A Shares	766,682
20,000	Beazer Homes USA Inc.	913,200
23,200	Furniture Brands International Inc.	399,504
11,200	KB HOME	578,928
14,600	Lenox Group Inc.*	89,060
13,900	M.D.C. Holdings Inc.	794,107
24,800	WCI Communities Inc.*	460,784

	Total Household Durables	4,002,265

Leisure Equipment & Products - 1.1%
231,977	Arctic Cat Inc.	3,841,539

Media - 0.4%
29,500	Belo Corp., Class A Shares	536,900
17,900	Meredith Corp.	968,390

	Total Media	1,505,290

Multiline Retail - 0.5%
36,900	Dollar Tree Stores Inc.*	1,107,369
32,900	Tuesday Morning Corp.	579,040

	Total Multiline Retail	1,686,409

Specialty Retail - 3.5%
8,500	Asbury Automotive Group Inc.	200,090
46,000	Borders Group Inc.	1,053,400
106,550	Cato Corp., Class A Shares	2,529,497
324,597	Cost Plus Inc.*	3,495,910
20,700	Men’s Wearhouse Inc.	792,810
24,300	PETsMART Inc.	718,794
33,400	Ross Stores Inc.	1,035,066
31,450	Stage Stores Inc.	1,039,108
43,600	Zale Corp.*	1,341,572

	Total Specialty Retail	12,206,247

Textiles, Apparel & Luxury Goods - 1.4%
34,850	Brown Shoe Co. Inc.	1,653,284
43,400	Kellwood Co.	1,356,250
19,500	Kenneth Cole Productions Inc., Class A Shares	466,050
11,600	Timberland Co., Class A Shares*	362,500

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 1.4% (continued)
31,900	Wolverine World Wide Inc.	$927,014

	Total Textiles, Apparel & Luxury Goods	4,765,098

	TOTAL CONSUMER DISCRETIONARY	43,647,133

CONSUMER STAPLES - 7.1%
Beverages - 1.5%
36,800	Constellation Brands Inc., Class A Shares*	1,029,664
315,000	Cott Corp.*	4,290,300

	Total Beverages	5,319,964

Food & Staples Retailing - 1.4%
51,800	Ruddick Corp.	1,444,184
108,500	Smart & Final Inc.*	1,959,510
37,400	Weis Markets Inc.	1,511,708

	Total Food & Staples Retailing	4,915,402

Food Products - 3.4%
9,600	Bunge Ltd.	676,800
38,000	Corn Products International Inc.	1,380,160
91,400	Del Monte Foods Co.	1,031,906
41,600	Fresh Del Monte Produce Inc.	624,832
27,300	J.M. Smucker Co.	1,312,584
29,300	Lancaster Colony Corp.	1,252,282
43,600	Pilgrim’s Pride Corp.	1,112,672
144,000	Tootsie Roll Industries, Inc.	4,672,800

	Total Food Products	12,064,036

Household Products - 0.3%
36,100	WD-40 Co.	1,173,250

Tobacco - 0.5%
36,700	Universal Corp.	1,709,119

	TOTAL CONSUMER STAPLES	25,181,771

ENERGY - 9.1%
Energy Equipment & Services - 2.5%
106,000	Grey Wolf Inc.*	750,480
398,500	Input/Output Inc.*	4,323,725
27,800	Tidewater Inc.	1,538,174
17,900	Todco, Class A Shares*	716,179
29,400	W-H Energy Services Inc.*	1,403,850

	Total Energy Equipment & Services	8,732,408

Oil, Gas & Consumable Fuels - 6.6%
41,000	Alpha Natural Resources Inc.*	645,750
22,800	Arch Coal Inc.	818,520
48,600	Berry Petroleum Co., Class A Shares	1,591,650
33,650	Cabot Oil & Gas Corp.	2,090,674
32,000	Frontline Ltd.	1,142,400
34,900	General Maritime Corp.	1,229,178
33,100	Holly Corp.	1,787,731
18,400	Massey Energy Co.	506,368
28,300	Newfield Exploration Co.*	1,408,491
25,700	Penn Virginia Corp.	1,937,523
57,600	Range Resources Corp.	1,790,784
39,700	St. Mary Land & Exploration Co.	1,591,176
30,500	Teekay Shipping Corp.	1,277,340
45,800	W&T Offshore Inc.	1,587,428
53,800	Western Refining Inc.	1,523,616
33,100	Whiting Petroleum Corp.*	1,588,800

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.6% (continued)
14,400	World Fuel Services Corp.	$698,400

	Total Oil, Gas & Consumable Fuels	23,215,829

	TOTAL ENERGY	31,948,237

FINANCIALS - 18.1%
Capital Markets - 0.0%
1,900	KBW Inc.*	50,597

Commercial Banks - 6.3%
44,600	AMCORE Financial Inc.	1,420,064
48,900	BancorpSouth Inc.	1,273,845
28,600	Bank of Hawaii Corp.	1,476,618
40,900	Boston Private Financial Holdings Inc.	1,110,435
68,400	Colonial BancGroup Inc.	1,668,960
18,700	First Midwest Bancorp Inc.	696,575
39,600	First Republic Bank	1,588,752
14,200	FirstMerit Corp.	336,540
42,200	Greater Bay Bancorp	1,086,228
13,900	Independent Bank Corp., (Massachusetts)	477,604
22,100	NBT Bancorp Inc.	546,975
62,799	Old National Bancorp	1,179,365
354,100	Oriental Financial Group Inc.	4,079,232
70,699	Provident Bankshares Corp.	2,606,672
33,250	Sterling Financial Corp. of Spokane	1,115,538
53,500	Susquehanna Bancshares Inc.	1,479,810

	Total Commercial Banks	22,143,213

Consumer Finance - 0.4%
93,700	Advance America Cash Advance Centers Inc.	1,326,792

Insurance - 5.2%
123,700	American Equity Investment Life Holding Co.	1,608,100
36,150	Delphi Financial Group, Class A Shares	1,464,075
17,800	Harleysville Group Inc.	632,968
59,000	Infinity Property & Casualty Corp.	2,663,850
150,000	IPC Holdings Ltd.	4,680,000
19,800	LandAmerica Financial Group Inc.	1,209,978
49,500	Ohio Casualty Corp.	1,445,895
37,600	Platinum Underwriters Holdings Ltd.	1,144,168
19,900	Protective Life Corp.	939,678
21,500	StanCorp Financial Group Inc.	976,315
44,100	W.R. Berkley Corp.	1,548,351

	Total Insurance	18,313,378

Real Estate Investment Trusts (REITs) - 4.9%
56,000	Ashford Hospitality Trust	734,720
44,864	Brandywine Realty Trust	1,576,969
15,400	Camden Property Trust	1,227,842
32,400	CBL & Associates Properties Inc.	1,396,440
28,400	Education Realty Trust Inc.	446,732
54,000	Equity One Inc.	1,473,120
31,100	First Industrial Realty Trust Inc.	1,562,775
34,500	Healthcare Realty Trust Inc.	1,399,665
60,500	Highland Hospitality Corp.	857,890
113,600	HRPT Properties Trust	1,427,952
48,600	Nationwide Health Properties Inc.	1,438,074
48,300	New Plan Excel Realty Trust Inc.	1,376,067
36,930	Potlatch Corp.	1,539,612
21,800	Washington Real Estate Investment Trust	934,566

	Total Real Estate Investment Trusts (REITs)	17,392,424

Thrifts & Mortgage Finance - 1.3%
41,000	BankUnited Financial Corp., Class A Shares	1,045,500
22,600	MAF Bancorp Inc.	994,174

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 1.3% (continued)
21,500	Triad Guaranty Inc.*	$1,156,700
59,250	Washington Federal Inc.	1,376,970

	Total Thrifts & Mortgage Finance	4,573,344

	TOTAL FINANCIALS	63,799,748

HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 4.0%
49,700	Arrow International Inc.	1,736,518
42,200	Invacare Corp.	987,058
247,681	Merit Medical Systems Inc.*	3,965,373
38,100	STERIS Corp.	980,694
171,300	Viasys Healthcare Inc.*	4,832,373
31,800	West Pharmaceutical Services Inc.	1,561,380

	Total Health Care Equipment & Supplies	14,063,396

Health Care Providers & Services - 1.7%
23,400	Community Health Systems Inc.*	819,000
11,700	Landauer Inc.	636,363
78,400	Owens & Minor Inc.	2,432,752
27,000	Pediatrix Medical Group Inc.*	1,300,050
16,200	Universal Health Services Inc., Class B Shares	894,402

	Total Health Care Providers & Services	6,082,567

	TOTAL HEALTH CARE	20,145,963

INDUSTRIALS - 18.1%
Aerospace & Defense - 0.9%
40,900	Curtiss-Wright Corp.	1,453,995
32,000	DRS Technologies Inc.	1,590,080

	Total Aerospace & Defense	3,044,075

Airlines - 0.6%
83,700	SkyWest Inc.	2,112,588

Building Products - 3.5%
29,100	Griffon Corp.*	693,744
193,400	Lennox International Inc.	5,655,016
49,200	Simpson Manufacturing Co. Inc.	1,523,724
157,300	Trex Co Inc.*	3,562,845
20,400	Universal Forest Products Inc.	951,456

	Total Building Products	12,386,785

Commercial Services & Supplies - 4.3%
69,300	ABM Industries Inc.	1,439,361
175,980	Acco Brands Corp.*	4,468,132
27,600	Banta Corp.	999,672
22,600	Brink’s Co.	1,268,764
53,600	Casella Waste Systems Inc., Class A Shares*	584,776
59,300	Ennis Inc.	1,352,633
35,100	Kelly Services Inc.	1,022,814
17,400	United Stationers Inc.*	807,012
78,800	Viad Corp.	3,097,628

	Total Commercial Services & Supplies	15,040,792

Construction & Engineering - 0.1%
17,100	Insituform Technologies Inc., Class A Shares*	439,812

Electrical Equipment - 2.0%
27,600	Acuity Brands Inc.	1,453,692
79,500	Belden CDT Inc.	3,164,895
67,612	EnerSys*	1,127,768
29,400	Regal-Beloit Corp.	1,503,222

	Total Electrical Equipment	7,249,577

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 0.5%
15,100	Teleflex Inc.	$975,913
14,800	Walter Industries Inc.	711,732

	Total Industrial Conglomerates	1,687,645

Machinery - 4.6%
38,200	Albany International Corp., Class A Shares	1,191,840
66,000	Barnes Group Inc.	1,382,700
44,300	Briggs & Stratton Corp.	1,200,087
57,500	Crane Co.	2,190,750
30,900	Harsco Corp.	2,411,127
22,700	Kennametal Inc.	1,386,516
23,600	Lincoln Electric Holdings Inc.	1,436,060
64,000	Mueller Industries Inc.	2,182,400
30,500	Mueller Water Products Inc., Class A Shares	472,750
24,300	Timken Co.	722,682
46,000	Wabtec Corp.	1,511,100

	Total Machinery	16,088,012

Marine - 0.6%
26,700	Alexander & Baldwin Inc.	1,178,805
31,300	Kirby Corp.*	1,128,052

	Total Marine	2,306,857

Road & Rail - 1.0%
30,200	Arkansas Best Corp.	1,144,580
13,500	Saia Inc.*	334,665
77,300	Werner Enterprises Inc.	1,441,645
14,700	YRC Worldwide Inc.*	569,625

	Total Road & Rail	3,490,515

	TOTAL INDUSTRIALS	63,846,658

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.9%
43,800	CommScope Inc.*	1,321,446
413,400	MasTec Inc.*	4,663,152
26,900	NETGEAR Inc.*	699,400

	Total Communications Equipment	6,683,998

Computers & Peripherals - 0.6%
72,100	Brocade Communications Systems Inc.*	666,925
73,900	Emulex Corp.*	1,542,293

	Total Computers & Peripherals	2,209,218

Electronic Equipment & Instruments - 0.9%
60,500	Bell Microproducts Inc.*	416,240
40,000	Checkpoint Systems Inc.*	767,200
33,200	Insight Enterprises Inc.*	667,320
39,400	Technitrol Inc.	1,082,712

	Total Electronic Equipment & Instruments	2,933,472

IT Services - 1.6%
52,600	Acxiom Corp.	1,310,792
156,017	Forrester Research Inc.*	4,387,198

	Total IT Services	5,697,990

Semiconductors & Semiconductor Equipment - 2.2%
155,000	Brooks Automation Inc.*	2,165,350
252,193	Cohu Inc.	4,985,856
65,300	Entegris Inc.*	696,098

	Total Semiconductors & Semiconductor Equipment	7,847,304

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Software - 1.8%
90,100	BEA Systems Inc.*	$1,240,677
157,000	Compuware Corp.*	1,317,230
68,300	Parametric Technology Corp.*	1,322,288
34,600	QAD Inc.	283,720
45,800	Sybase Inc.*	1,096,452
46,700	Synopsys Inc.*	1,193,185

	Total Software	6,453,552

	TOTAL INFORMATION TECHNOLOGY	31,825,534

MATERIALS - 10.9%
Chemicals - 5.0%
19,400	Albemarle Corp.	1,352,956
15,800	FMC Corp.	1,119,904
29,500	Lubrizol Corp.	1,396,530
187,850	Lyondell Chemical Co.	4,639,895
60,600	Methanex Corp.	1,502,274
87,300	PolyOne Corp.*	670,464
77,600	RPM International Inc.	1,565,192
59,800	Sensient Technologies Corp.	1,425,034
32,000	Spartech Corp.	957,440
30,700	Valspar Corp.	858,986
63,300	Westlake Chemical Corp.	2,073,075

	Total Chemicals	17,561,750

Construction Materials - 1.8%
53,300	Martin Marietta Materials Inc.	5,293,223
13,300	Texas Industries Inc.	907,725

	Total Construction Materials	6,200,948

Containers & Packaging - 0.9%
66,600	Crown Holdings Inc.*	1,371,960
394,800	Intertape Polymer Group Inc.*	1,934,520

	Total Containers & Packaging	3,306,480

Metals & Mining - 3.0%
48,100	Agnico-Eagle Mines Ltd.	2,113,033
22,000	Chaparral Steel Co.	1,023,000
38,600	Cleveland-Cliffs Inc.	1,854,344
67,400	Commercial Metals Co.	1,957,970
31,500	Gibraltar Industries Inc.	690,165
166,200	IAMGOLD Corp.	1,592,196
12,600	IPSCO Inc.	1,289,358

	Total Metals & Mining	10,520,066

Paper & Forest Products - 0.2%
36,400	Bowater, Inc.	793,520

	TOTAL MATERIALS	38,382,764

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
34,500	FairPoint Communications Inc.	637,215
95,300	Premiere Global Services Inc.*	776,695

	Total Diversified Telecommunication Services	1,413,910

Wireless Telecommunication Services - 0.4%
57,400	USA Mobility Inc.	1,397,116

	TOTAL TELECOMMUNICATION SERVICES	2,811,026

UTILITIES - 5.6%
Electric Utilities - 1.3%
52,800	Cleco Corp.	1,353,264
67,400	Duquesne Light Holdings Inc.	1,361,480

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Electric Utilities - 1.3% (continued)
38,500	El Paso Electric Co.*	$956,340
27,400	Otter Tail Corp.	842,276

	Total Electric Utilities	4,513,360

Gas Utilities - 3.4%
48,400	Atmos Energy Corp.	1,586,068
38,400	Energen Corp.	1,741,824
39,900	National Fuel Gas Co.	1,512,210
32,900	Peoples Energy Corp.	1,427,531
69,000	Southwest Gas Corp.	2,590,260
59,500	UGI Corp.	1,676,710
43,700	WGL Holdings Inc.	1,444,285

	Total Gas Utilities	11,978,888

Independent Power Producers & Energy Traders - 0.2%
15,500	Black Hills Corp.	553,505

Multi-Utilities - 0.7%
37,200	PNM Resources Inc.	1,142,040
49,900	Vectren Corp.	1,424,645

	Total Multi-Utilities	2,566,685

	TOTAL UTILITIES	19,612,438

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $259,869,055)	341,201,272

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.3%
Commercial Paper - 1.5%
$2,370,000	Aquinas Funding LLC, 5.311% due 12/1/06 (a)	2,370,000
3,000,000	UBS Americas Inc., 5.311% due 12/1/06 (a) (Cost - $5,370,000)	3,000,000

	Total Commercial Paper	5,370,000

Repurchase Agreement - 1.8%
6,322,000	State Street Bank & Trust Co. dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $6,322,850; (Fully collateralized by U.S. Treasury Note, 7.250% due 8/15/22; Market value - $6,459,681) (Cost - $6,322,000)	6,322,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,692,000)	11,692,000

	TOTAL INVESTMENTS - 100.1% (Cost - $271,561,055#)	352,893,272
	Liabilities in Excess of Other Assets - (0.1)%	(460,389)

	TOTAL NET ASSETS - 100.0%	$352,432,883

*	Non-income producing security.

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 2.4%
157,212	Corinthian Colleges Inc.*	$2,028,035
88,200	Laureate Education Inc.*	4,583,754
383,900	Stewart Enterprises Inc., Class A Shares	2,456,960

	Total Diversified Consumer Services	9,068,749

Hotels, Restaurants & Leisure - 2.3%
65,950	PF Chang’s China Bistro Inc.*	2,380,795
83,299	RARE Hospitality International Inc.*	2,696,389
37,500	Red Robin Gourmet Burgers Inc.*	1,288,875
186,941	Texas Roadhouse Inc., Class A Shares*	2,568,569

	Total Hotels, Restaurants & Leisure	8,934,628

Household Durables - 0.5%
89,700	Tempur-Pedic International Inc.*	1,890,876

Internet & Catalog Retail - 1.5%
86,600	Nutri/System Inc.*	5,979,730

Media - 0.4%
91,900	Valassis Communications Inc.*	1,420,774

Specialty Retail - 2.0%
62,900	Aeropostale Inc.*	1,902,096
119,659	Bebe Stores Inc.	2,382,410
52,500	Christopher & Banks Corp.	986,475
47,000	Tween Brands Inc.*	1,970,240
147,600	Tweeter Home Entertainment Group Inc.*	373,428

	Total Specialty Retail	7,614,649

Textiles, Apparel & Luxury Goods - 1.1%
46,200	Oxford Industries Inc.	2,347,884
140,500	Quiksilver Inc.*	2,044,275

	Total Textiles, Apparel & Luxury Goods	4,392,159

	TOTAL CONSUMER DISCRETIONARY	39,301,565

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
1,651	Aurora Foods Inc. (a)(b)*	0

ENERGY - 9.8%
Energy Equipment & Services - 7.9%
220,900	Hanover Compressor Co.*	4,362,775
207,200	Key Energy Services Inc.*	3,190,880
101,200	Oil States International Inc.*	3,522,772
145,600	Patterson-UTI Energy Inc.	4,034,576
144,800	Pioneer Drilling Co.*	2,096,704
106,300	Precision Drilling Trust	2,646,870
257,400	Superior Energy Services Inc.*	8,383,518
44,396	Weatherford International Ltd.*	1,993,824

	Total Energy Equipment & Services	30,231,919

Oil, Gas & Consumable Fuels - 1.9%
132,300	Evergreen Energy Inc.*	1,164,240
82,200	Foundation Coal Holdings Inc.	3,050,442
74,199	Quicksilver Resources Inc.*	3,139,360

	Total Oil, Gas & Consumable Fuels	7,354,042

	TOTAL ENERGY	37,585,961

FINANCIALS - 4.7%
Capital Markets - 1.9%
87,029	Apollo Investment Corp.	1,955,542
80,300	Investors Financial Services Corp.	3,193,531

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Capital Markets - 1.9% (continued)
72,700	optionsXpress Holdings Inc.	$2,095,941

	Total Capital Markets	7,245,014

Commercial Banks - 2.4%
98,900	East-West Bancorp Inc.	3,521,829
98,500	Signature Bank*	3,167,760
154,200	UCBH Holdings Inc.	2,599,812

	Total Commercial Banks	9,289,401

Real Estate Investment Trusts (REITs) - 0.4%
76,100	DiamondRock Hospitality Co.	1,346,970

	TOTAL FINANCIALS	17,881,385

HEALTH CARE - 28.7%
Biotechnology - 6.9%
131,400	Alexion Pharmaceuticals Inc.*	5,686,992
33,889	Cephalon Inc.*	2,536,931
84,800	Cubist Pharmaceuticals Inc.*	1,726,528
104,100	CV Therapeutics Inc.*	1,247,118
287,200	Human Genome Sciences Inc.*	3,595,744
106,800	InterMune Inc.*	2,285,520
119,200	Keryx Biopharmaceuticals Inc.*	1,644,960
74,000	Momenta Pharmaceuticals Inc.*	1,282,420
93,750	OSI Pharmaceuticals Inc.*	3,438,750
69,300	Vertex Pharmaceuticals Inc.*	3,069,990

	Total Biotechnology	26,514,953

Health Care Equipment & Supplies - 7.2%
256,600	American Medical Systems Holdings Inc.*	4,416,086
101,000	Cutera Inc.*	2,842,140
55,200	ev3 Inc.*	915,768
42,800	Greatbatch Inc.*	1,113,228
132,788	Immucor Inc.*	3,571,997
65,100	Intralase Corp.*	1,367,100
76,100	Palomar Medical Technologies Inc.*	3,801,195
185,678	PolyMedica Corp.	7,347,279
234,000	Spectranetics Corp.*	2,550,600

	Total Health Care Equipment & Supplies	27,925,393

Health Care Providers & Services - 3.1%
108,200	Gentiva Health Services Inc.*	1,735,528
106,800	HealthExtras Inc.*	2,283,384
97,900	Manor Care Inc.	4,652,208
71,100	MWI Veterinary Supply Inc.*	2,440,863
65,800	Odyssey Healthcare Inc.*	814,604

	Total Health Care Providers & Services	11,926,587

Life Sciences Tools & Services - 4.5%
52,300	Dionex Corp.*	3,007,773
27,100	Icon PLC Depositary Receipts*	1,007,578
107,900	Illumina Inc.*	4,157,387
131,900	Nektar Therapeutics*	2,177,669
162,300	PerkinElmer Inc.	3,517,041
77,700	Varian Inc.*	3,425,016

	Total Life Sciences Tools & Services	17,292,464

Pharmaceuticals - 7.0%
245,700	Adolor Corp.*	1,926,288
196,900	Medicines Co.*	5,621,495
195,600	Medicis Pharmaceutical Corp., Class A Shares	7,213,728
343,900	MGI Pharma Inc.*	6,523,783
135,300	Nastech Pharmaceutical Co. Inc.*	2,521,992
119,900	Santarus Inc.*	900,449

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Pharmaceuticals - 7.0% (continued)
92,650	Sciele Pharma Inc.*	$2,094,816

	Total Pharmaceuticals	26,802,551

	TOTAL HEALTH CARE	110,461,948

INDUSTRIALS - 16.2%
Aerospace & Defense - 2.6%
126,800	AAR Corp.*	3,371,612
238,500	Hexcel Corp.*	4,269,150
55,600	Teledyne Technologies Inc.*	2,235,120

	Total Aerospace & Defense	9,875,882

Air Freight & Logistics - 0.3%
36,300	Pacer International Inc.	1,087,185

Airlines - 1.1%
74,200	US Airways Group Inc.*	4,211,592

Commercial Services & Supplies - 4.2%
35,900	Corporate Executive Board Co.	3,396,858
65,600	Global Cash Access Inc.*	1,051,568
59,000	Huron Consulting Group Inc.*	2,427,260
39,300	Kenexa Corp.*	1,212,405
101,600	Knoll Inc.	2,114,296
136,900	Labor Ready Inc.*	2,590,148
50,500	Navigant Consulting Inc.*	962,025
63,550	Waste Connections Inc.*	2,564,242

	Total Commercial Services & Supplies	16,318,802

Construction & Engineering - 1.2%
138,600	Perini Corp.*	4,507,272

Electrical Equipment - 1.1%
76,100	Energy Conversion Devices Inc.*	2,905,498
179,100	Power-One Inc.*	1,311,012

	Total Electrical Equipment	4,216,510

Machinery - 4.3%
94,576	A.S.V. Inc.*	1,412,965
73,147	Actuant Corp., Class A Shares	3,954,327
74,200	Gehl Co.*	2,007,852
54,100	Greenbrier Cos. Inc.	2,000,077
135,077	RBC Bearings Inc.*	3,925,338
96,600	Wabtec Corp.	3,173,310

	Total Machinery	16,473,869

Road & Rail - 0.5%
84,900	J.B. Hunt Transport Services Inc.	1,858,461

Trading Companies & Distributors - 0.9%
149,000	Interline Brands Inc.*	3,623,680

	TOTAL INDUSTRIALS	62,173,253

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 3.1%
90,600	Dycom Industries Inc.*	1,840,992
213,500	Foundry Networks Inc.*	3,055,185
67,400	NICE Systems Ltd., ADR*	2,156,800
119,700	Redback Networks Inc.*	1,761,984
271,300	Sonus Networks Inc.*	1,703,764
340,800	Stratex Networks Inc.*	1,458,624

	Total Communications Equipment	11,977,349

Computers & Peripherals - 1.7%
51,500	Brocade Communications Systems Inc.*	476,375
211,400	Palm Inc.*	2,961,714

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Computers & Peripherals - 1.7% (continued)
40,900	Synaptics Inc.*	$1,172,603
93,800	Xyratex Ltd.*	2,070,166

	Total Computers & Peripherals	6,680,858

Electronic Equipment & Instruments - 1.1%
58,300	NovAtel Inc.*	2,403,709
143,800	Smart Modular Technologies (WWH) Inc.*	1,709,782

	Total Electronic Equipment & Instruments	4,113,491

Internet Software & Services - 4.4%
383,300	@Road Inc.*	2,499,116
145,200	aQuantive Inc.*	3,470,280
11,000	Bankrate Inc.*	401,610
112,500	Openwave Systems Inc.*	945,000
618,700	SkillSoft PLC, ADR*	3,866,875
76,091	Sohu.com Inc.*	1,861,947
154,600	ValueClick Inc.*	3,844,902

	Total Internet Software & Services	16,889,730

IT Services - 2.8%
51,700	CheckFree Corp.*	2,161,577
45,900	Global Payments Inc.	2,102,220
230,000	MPS Group Inc.*	3,447,700
82,400	Ness Technologies Inc.*	1,310,160
312,800	Sapient Corp.*	1,707,888

	Total IT Services	10,729,545

Semiconductors & Semiconductor Equipment - 8.9%
191,100	Asyst Technologies Inc.*	1,259,349
79,700	ATMI Inc.*	2,591,047
30,400	Cymer Inc.*	1,436,400
38,200	FormFactor Inc.*	1,427,152
131,000	IXYS Corp.*	1,256,290
132,500	Lattice Semiconductor Corp.*	899,675
96,200	Marvell Technology Group Ltd.*	1,985,568
60,700	Microsemi Corp.*	1,253,455
64,600	Netlogic Microsystems Inc.*	1,377,918
457,600	PMC-Sierra Inc.*	3,482,336
69,045	Power Integrations Inc.*	1,923,594
91,000	Qimonda AG Depositary Receipts*	1,715,350
242,341	Spansion Inc., Class A Shares*	3,540,602
172,200	Tessera Technologies Inc.*	6,521,214
68,500	Trident Microsystems Inc.*	1,437,130
53,500	Varian Semiconductor Equipment Associates Inc.*	2,125,555

	Total Semiconductors & Semiconductor Equipment	34,232,635

Software - 6.4%
17,400	ANSYS Inc.*	816,930
241,300	Concur Technologies Inc.*	3,701,542
43,800	MICROS Systems Inc.*	2,230,296
532,100	Nuance Communications Inc.*	5,454,025
80,300	Parametric Technology Corp.*	1,554,608
240,300	Quest Software Inc.*	3,438,693
97,400	THQ Inc.*	3,170,370
65,800	Transaction Systems Architects Inc., Class A Shares*	2,226,014
28,126	Verint Systems Inc.*	959,659
61,400	Witness Systems Inc.*	1,165,986

	Total Software	24,718,123

	TOTAL INFORMATION TECHNOLOGY	109,341,731

MATERIALS - 0.2%
Chemicals - 0.2%
41,700	Zoltek Cos. Inc.*	936,165

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
124,400	Vonage Holdings Corp.*	$808,600

	TOTAL COMMON STOCKS (Cost - $282,202,665)	378,490,608

FACE AMOUNT
CONVERTIBLE NOTE - 0.0%
Transportation Infrastructure - 0.0%
$422	TIMCO Aviation Services Inc., Jr. Subordinated Notes, 8.000% due 1/2/07 (a)(b)(c)* (Cost - $60)	0

RIGHTS
RIGHT - 0.0%
Biotechnology - 0.0%
880	OSI Pharmaceuticals Inc.* (Cost - $123)	60

WARRANTS
WARRANT - 0.0%
Transportation Infrastructure - 0.0%
5,615	TIMCO Aviation Services Inc., Expires 2/28/07(a)(b)* (Cost - $6)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $282,202,854)	378,490,669

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
$4,674,000	State Street Bank & Trust Co. dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $4,674,628; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $4,782,774) (Cost - $4,674,000)	4,674,000

	TOTAL INVESTMENTS - 99.6% (Cost - $286,876,854#)	383,164,669
	Other Assets in Excess of Liabilities - 0.4%	1,482,766

	TOTAL NET ASSETS - 100.0%	$384,647,435

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
Australia - 0.5%
1,318,000	Telstra Corp., Ltd.	$3,923,412
968,730	Telstra Corp., Ltd., Installment Receipts	1,789,888
642,600	Telstra Corp., Ltd.*	1,175,624

	Total Australia	6,888,924

Brazil - 1.4%
152,965	Banco Itau Holding Financeira SA, ADR	5,121,268
154,790	Gol-Linhas Aereas Inteligentes SA, ADR	4,405,323
113,010	Petroleo Brasileiro SA, ADR	10,639,892

	Total Brazil	20,166,483

Canada - 4.2%
181,500	Agrium Inc.	5,597,460
51,800	Alcan Inc., Toronto Shares	2,485,728
94,000	Barrick Gold Corp.	2,955,360
729,900	Bombardier Inc.*	2,430,122
193,330	Canadian National Railway Co.	9,100,043
130,170	Gildan Activewear Inc.*	7,178,876
112,200	Manulife Financial Corp.	3,716,064
1,448,400	Nortel Networks Corp.*	3,114,060
103,930	Ritchie Brothers Auctioneers Inc.	5,620,534
133,600	Suncor Energy Inc.	10,557,072
362,700	Talisman Energy Inc.	6,091,873

	Total Canada	58,847,192

Cayman Islands - 0.5%
637,000	Global Bio-chem Technology Group Co., Ltd.	208,016
701,100	Himax Technologies Inc., ADR*	3,729,852
137,778	Silicon Motion Technology Corp., ADR*	2,258,181
106,100	Vimicro International Corp., ADR*	1,156,490

	Total Cayman Islands	7,352,539

China - 0.7%
664,000	Aluminum Corporation of China Ltd.	533,546
6,922,000	China Telecom Corp., Ltd.	3,203,744
80,700	Focus Media Holding Ltd., ADR*	5,751,489

	Total China	9,488,779

Denmark - 0.4%
232,600	H. Lundbeck A/S	5,917,206

Finland - 1.1%
483,600	Nokia Oyj	9,741,014
219,300	UPM-Kymmene Oyj	5,467,095

	Total Finland	15,208,109

France - 12.6%
46,318	Air France-KLM	1,850,585
254,800	Alcatel SA	3,419,323
120,000	Alcatel SA, ADR	1,593,600
76,600	Assurances Generales de France	11,366,296
420,588	Axa	15,950,821
66,280	BNP Paribas SA	7,149,903
247,210	BNP Paribas SA, ADR	13,423,503
65,900	Casino Guichard Perrachon SA	6,020,946
114,900	Compagnie de Saint-Gobain	9,179,884
115,400	Compagnie Generale des Etablissements Michelin, Class B Shares	10,038,522
59,400	European Aeronautic Defence & Space Co.	1,749,424
438,900	France Telecom SA	11,407,271
119,309	Generale de Sante	4,872,861
322,690	L’Oreal SA, ADR	6,574,809

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
France - 12.6% (continued)
45,600	Lafarge SA	$6,633,330
153,400	Sanofi-Aventis	13,486,492
35,400	Societe BIC SA	2,417,523
51,700	Societe Generale	8,672,438
88,700	Technip SA	6,222,135
247,652	Total SA	17,585,772
118,500	Valeo SA	4,739,252
166,090	Veolia Environnement, ADR	11,040,002
88,700	Vivendi Universal SA	3,416,881

	Total France	178,811,573

Germany - 9.9%
59,100	Allianz AG	11,516,412
90,007	BASF AG	8,316,576
323,000	Bayerische Motoren Werke AG	17,843,576
76,300	Continental AG	8,676,997
11,900	Deutsche Boerse AG	1,994,592
140,400	Deutsche Telekom AG	2,492,917
70,800	E.ON AG	9,103,030
296,860	E.ON AG, ADR	12,735,294
190,000	Hannover Rueckversicherung AG*	7,994,362
322,400	Infineon Technologies AG*	4,138,381
52,600	Linde AG	5,188,722
77,100	Metro AG	4,810,322
275,200	MLP AG	5,207,539
60,600	MTU Aero Engines Holding AG	2,467,011
141,938	Rhoen-Klinikum AG	6,363,616
293,830	SAP AG, ADR	15,343,803
164,100	Siemens AG	15,639,265

	Total Germany	139,832,415

Greece - 1.0%
661,120	National Bank of Greece SA, ADR	6,115,360
315,000	Public Power Corp.	7,794,393

	Total Greece	13,909,753

Hong Kong - 0.6%
591,000	Cheung Kong Holdings Ltd.	6,982,753
1,628,000	Techtronic Industries Co., Ltd.	2,218,625

	Total Hong Kong	9,201,378

India - 1.0%
93,440	HDFC Bank Ltd., ADR	7,102,374
142,480	Infosys Technologies Ltd., ADR	7,626,955

	Total India	14,729,329

Ireland - 4.1%
344,500	Allied Irish Banks PLC	9,547,631
197,770	Allied Irish Banks PLC, ADR	11,126,540
359,600	Bank of Ireland	7,696,324
212,500	CRH PLC	8,002,716
106,600	Irish Life & Permanent PLC	2,685,783
247,750	Ryanair Holdings PLC, ADR*	18,975,172

	Total Ireland	58,034,166

Israel - 0.5%
225,000	Teva Pharmaceutical Industries Ltd., ADR	7,213,500

Italy - 2.1%
205,295	Eni SpA	6,729,564
346,700	Luxottica Group SpA, Depositary Receipts	10,525,812
511,400	Mediaset SpA	6,069,374

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Italy - 2.1% (continued)
695,978	UniCredito Italiano SpA	$6,017,322

	Total Italy	29,342,072

Japan - 12.8%
109,900	Asatsu-DK Inc.	3,452,207
203,940	Canon Inc., ADR	10,733,362
114,000	Daito Trust Construction Co., Ltd.	5,909,138
180,000	FamilyMart Co., Ltd.	4,937,695
25,500	Funai Electric Co., Ltd.	2,158,100
155,300	Konami Corp.	4,475,156
460,000	Kuraray Co., Ltd.	5,238,491
350,540	Matsushita Electric Industrial Co., Ltd., ADR	6,814,498
195,500	Millea Holdings Inc.	7,037,729
158,100	Miraca Holdings Inc.	3,304,011
375	Mitsubishi UFJ Financial Group Inc.	4,802,700
298,900	Mitsubishi UFJ Financial Group Inc., ADR	3,807,986
106,800	Nippon System Development Co., Ltd.	3,789,200
978,000	Nipponkoa Insurance Co., Ltd.	8,420,820
23,200	Obic Co., Ltd.	4,838,352
269,000	Onward Kashiyama Co., Ltd.	3,615,066
30,300	ORIX Corp.	8,311,786
69,220	ORIX Corp., ADR	9,368,927
428,000	Ricoh Co., Ltd.	8,148,148
89,000	Secom Co., Ltd.	4,636,379
327,200	Sega Sammy Holdings Inc.	8,253,617
995,000	Sharp Corp.	16,781,369
230,900	Sony Corp.	9,151,281
976,000	Sumitomo Chemical Co., Ltd.	6,570,855
122,300	Takeda Pharmaceutical Co., Ltd.	8,000,935
162,600	TIS Inc.	3,918,666
636,000	Tokyu Corp.	4,199,273
169,300	Toyota Motor Corp.	10,284,579

	Total Japan	180,960,326

Mexico - 2.0%
147,320	America Movil SA de CV, Series L Shares, ADR	6,551,320
221,580	Desarrolladora Homex SA de CV, ADR*	10,941,621
145,300	Grupo Aeroportuario del Pacifico SA de CV, ADR	5,737,897
140,460	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	5,253,204

	Total Mexico	28,484,042

Netherlands - 5.8%
270,400	Akzo Nobel NV	15,522,240
132,100	CSM NV	4,911,803
212,400	ING Groep NV, CVA	9,066,415
351,500	Koninklijke Philips Electronics NV*	13,092,940
64,100	Koninklijke Philips Electronics NV, New York Registered Shares*	2,392,212
357,400	QIAGEN NV*	5,214,466
562,600	Reed Elsevier NV	9,489,579
170,915	TNT NV	7,200,415
253,500	Unilever NV, CVA	6,699,546
408,200	Vedior NV, CVA	7,800,045

	Total Netherlands	81,389,661

Norway - 0.5%
274,000	Norsk Hydro ASA	6,790,775
46,900	Yara International ASA	977,528

	Total Norway	7,768,303

Singapore - 0.7%
142,800	Flextronics International Ltd.*	1,606,500

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Singapore - 0.7% (continued)
4,804,150	Singapore Telecommunications Ltd.	$8,999,871

	Total Singapore	10,606,371

South Africa - 0.5%
181,830	Sasol Ltd., ADR	6,409,507

South Korea - 1.0%
66,400	KT Corp., ADR	1,686,560
8,000	Samsung Electronics Co., Ltd.	5,492,011
281,700	SK Telecom Co., Ltd., ADR	7,304,481

	Total South Korea	14,483,052

Spain - 0.8%
606,000	Banco Santander Central Hispano SA	11,017,174

Sweden - 3.4%
248,900	Assa Abloy AB	5,072,270
689,400	Nordea Bank AB	9,811,428
178,600	Swedbank AB	6,272,995
404,420	Telefonaktiebolaget LM Ericsson, ADR	15,719,805
2,787,000	Telefonaktiebolaget LM Ericsson, Class B Shares	10,808,491

	Total Sweden	47,684,989

Switzerland - 6.5%
731,350	ABB Ltd., ADR	11,906,378
408,500	Clariant AG	5,752,559
102,100	Compagnie Financiere Richemont AG	5,507,965
123,000	Credit Suisse Group	8,146,546
69,300	Lonza Group AG, Registered Shares	5,797,443
26,000	Nestle SA	9,191,425
176,900	Novartis AG, ADR	10,332,729
137,630	Roche Holding AG, ADR	12,496,804
211,690	UBS AG	12,747,972
36,700	Zurich Financial Services AG	9,554,177

	Total Switzerland	91,433,998

Taiwan - 1.2%
377,600	Advanced Semiconductor Engineering Inc., ADR*	2,201,408
470,764	Siliconware Precision Industries Co., ADR	3,686,082
809,384	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,700,878
625,837	United Microelectronics Corp., ADR	2,215,463

	Total Taiwan	16,803,831

Thailand - 0.4%
1,674,900	Bangkok Bank Public Co., Ltd., NVDR	5,742,514

United Kingdom - 20.5%
516,954	Admiral Group PLC	9,191,949
226,100	Amdocs Ltd.*	8,716,155
117,741	Anglo American PLC	5,476,153
127,400	AstraZeneca PLC	7,400,472
132,590	AstraZeneca PLC, ADR	7,675,635
523,700	Aviva PLC	8,120,843
454,000	Barclays PLC	6,083,478
216,740	BG Group PLC, ADR	14,632,117
937,700	BP PLC	10,598,485
863,133	Brit Insurance Holdings PLC	5,154,025
915,900	British Sky Broadcasting Group PLC	9,531,495
641,000	Cattles PLC	5,086,640
1,220,300	Centrica PLC	7,947,571
595,650	Diageo PLC	11,453,319
18,000	Diageo PLC, ADR	1,391,220
224,000	EMAP PLC	3,749,168
792,125	GlaxoSmithKline PLC	21,072,547

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
United Kingdom - 20.5% (continued)
226,000	HBOS PLC	$4,632,625
530,895	HSBC Holdings PLC	9,869,624
1,177,628	International Power PLC	7,866,761
1,054,928	Kingfisher PLC	5,047,741
319,000	Michael Page International PLC	2,562,824
262,000	Northern Rock PLC	5,855,515
776,300	Prudential PLC	10,096,489
753,300	Rexam PLC	7,972,865
155,200	Rio Tinto PLC	8,297,161
2,070,466	Royal & Sun Alliance Insurance Group PLC	5,993,126
606,100	Royal Bank of Scotland Group PLC	21,983,755
91,500	Royal Dutch Shell PLC, ADR, Class A Shares	6,499,245
298,200	Royal Dutch Shell PLC, Class A Shares	10,542,119
2,655,000	Signet Group PLC	6,116,717
1,298,010	Tesco PLC	10,000,008
22,471	TI Automotive Ltd., Class A Shares (a)(b)*	0
152,100	Travis Perkins PLC	5,196,329
7,097,003	Vodafone Group PLC	18,795,991

	Total United Kingdom	290,610,167

	TOTAL COMMON STOCKS (Cost - $1,031,472,466)	1,368,337,353

PREFERRED STOCKS - 0.7%
Germany - 0.7%
62,200	Henkel KGaA (Cost - $5,821,072)	8,909,528

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,037,293,538)	1,377,246,881

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
$28,890,000	State Street Bank & Trust Co. dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $28,893,884; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $29,479,634) (Cost - $28,890,000)	28,890,000

	TOTAL INVESTMENTS - 99.4% (Cost - $1,066,183,538#)	1,406,136,881
	Other Assets in Excess of Liabilities - 0.6%	8,509,644

	TOTAL NET ASSETS - 100.0%	$1,414,646,525

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten Van Aandelen (Share Certificates)
NVDR	— Non-Voting Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

Summary of Investments by Sector * (unaudited)

Financials	25.3%
Consumer Discretionary	14.8
Information Technology	10.5
Industrials	9.1
Health Care	8.1
Energy	8.1
Materials	7.6
Consumer Staples	5.7
Telecommunication Services	4.8
Utilities	4.0
Short-Term Investment	2.0

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.6%
Argentina - 0.3%
36,200	Banco Macro Bansud SA, ADR	$1,014,686

Austria - 0.0%
362	Raiffeisen International Bank Holding AG*	42,627

Bermuda - 0.5%
10,468	Credicorp Ltd.	418,196
2,024,000	Pacific Basin Shipping Ltd.	1,269,855

	Total Bermuda	1,688,051

Brazil - 10.2%
21,197	American Banknote SA	166,272
401	Banco Bradesco SA*	15,053
18,410	Banco Bradesco SA, ADR	694,241
34,390	Banco do Brasil SA	938,053
45,722	Brascan Residential Properties SA*	398,499
136,320	Companhia Vale do Rio Doce	3,754,222
111,677	Companhia Vale do Rio Doce, ADR	2,629,993
25,077	Cosan SA Industria e Comercio*	435,740
32,400	CSU Cardsystem SA*	177,053
100,940	Cyrela Brazil Realty SA	1,941,064
29,227	Datasul SA*	256,756
25,400	EDP - Energias do Brasil SA	342,024
35,345	Equatorial Energia SA*	284,423
19,500	Gafisa SA*	283,260
26,146	Gerdau SA, ADR	411,800
53,080	Klabin Segall SA*	439,376
26,443	Localiza Rent A Car SA	676,653
57,480	Lojas Renner SA	750,938
29,699	Medial Saude SA*	314,863
1,461	MMX Mineracao e Metalicos SA*	604,343
7,703	OdontoPrev SA*	99,462
145,813	Petroleo Brasileiro SA, ADR	12,616,018
22,654	Porto Seguro SA (a)	576,666
21,391	Profarma Distribuidora de Produtos Farmaceuticos SA*	272,357
27,043	Santos-Brasil SA*	293,065
15,155	Tele Norte Leste Participacoes SA (a)	483,618
24,446	Terna Participacoes SA*	271,685
33,000	Tractebel Energia SA	248,508
166,680	Unibanco-Uniao de Bancos Brasileiros SA	1,411,995
22,700	Vivax SA*	365,335
19,641	Votorantim Celulose e Papel SA, ADR	390,856

	Total Brazil	32,544,191

Cayman Islands - 0.4%
269,000	China Mengniu Dairy Co., Ltd.	585,854
3,200	Suntech Power Holdings Co., Ltd., ADR*	95,776
150,000	Tencent Holdings Ltd.	414,623
190,000	Xinao Gas Holdings Ltd.	233,282

	Total Cayman Islands	1,329,535

Chile - 0.3%
122,200	Cencosud SA	369,002
165,400	S.A.C.I. Falabella SA	555,993

	Total Chile	924,995

China - 6.2%
166,000	Aluminum Corporation of China Ltd. (b)	133,387
274,000	Angang New Steel Co., Ltd.	346,633
306,000	Anhui Expressway Co., Ltd.	231,325
958,000	Bank of China Ltd.*	464,334
280,000	Bank of Communications Ltd.	257,388

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
China - 6.2% (continued)
4,200,000	China Construction Bank	$2,181,496
568,000	China Life Insurance Co., Ltd.	1,378,713
1,698,000	China Petroleum & Chemical Corp., Class H Shares	1,342,569
826,570	China Shenhua Energy Co., Ltd, Class H Shares	1,596,148
2,379,200	China Shipping Development Co., Ltd.	2,792,707
676,000	China Telecom Corp., Ltd.	312,877
201,600	Guangzhou R&F Properties Co., Ltd.	409,516
286,000	Harbin Power Equipment Co., Ltd.	279,450
2,804,000	Industrial & Commercial Bank of China*	1,416,753
309,000	Jiangxi Copper Co., Ltd., Class H Shares	332,512
1,769,500	PetroChina Co., Ltd.	2,252,213
3,618,000	PICC Property & Casualty Co., Ltd.	1,423,356
237,500	Ping An Insurance Group Co. of China Ltd.	914,501
61,821	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	107,060
574,000	Sinopec Shanghai Petrochemical Co., Ltd.	267,881
855,100	Weiqiao Textile Co., Ltd., Class H Shares	1,055,387
388,000	Zijin Mining Group Co., Ltd., Class H Shares	265,379
23,200	ZTE Corp.	105,886

	Total China	19,867,471

Colombia - 0.1%
12,000	BanColombia SA, ADR	360,840

Egypt - 0.7%
24,746	El Sewedy Cables Holding Co.*	186,909
2	Medinet Nasr Housing	31
23,656	Orascom Construction Industries	1,009,191
13,644	Orascom Telecom Holding SAE	794,379
1,100	Orascom Telecom Holding SAE, GDR	63,470

	Total Egypt	2,053,980

Hong Kong - 4.7%
70,000	Beijing Enterprises Holdings Ltd.	137,333
238,700	China Merchants Holdings International Co., Ltd.	796,367
627,500	China Mobile (Hong Kong) Ltd.	5,276,126
66,919	China Mobile Ltd., ADR	2,823,982
109,000	China Netcom Group Corp. (Hong Kong) Ltd.	217,211
612,000	China Overseas Land & Investment Ltd.	668,797
244,000	China Resources Power Holdings Co.	306,171
35,000	Citic Pacific Ltd.	116,094
2,278,000	CNOOC Ltd.	2,014,957
454,000	Guangdong Investment Ltd.	200,204
175,000	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,840,412
164,000	Nine Dragons Paper Holdings Ltd.	294,343
45,900	Parkson Retail Group Ltd.	236,046

	Total Hong Kong	14,928,043

Hungary - 0.2%
399	Gedeon Richter RT	82,598
8,746	Magyar Telekom RT	42,774
2,933	MOL Magyar Olaj-es Gazipari RT	330,906
8,191	OTP Bank RT	314,584

	Total Hungary	770,862

India - 3.7%
23,362	ICICI Bank Ltd., ADR	909,016
58,538	Infosys Technologies Ltd., ADR	3,133,539
10,523	Larsen & Toubro Ltd., GDR (c)	321,004
33,818	Ranbaxy Laboratories Ltd., GDR	282,380
873	Reliance Capital Ltd., GDR	11,589
99,526	Reliance Communications Ltd., GDR (c)*	952,165
3,446	Reliance Energy Ltd., GDR (c)	122,153
58,933	Reliance Industries Ltd., GDR, Luxembourg Shares (c)	3,300,248

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
India - 3.7% (continued)
107,602	Satyam Computer Services Ltd., ADR	$2,512,507
13,340	Suzlon Energy Ltd., Participatory Note (UBS)	431,282

	Total India	11,975,883

Indonesia - 2.0%
454,000	Aneka Tambang Tbk (PT)	373,999
593,175	PT Astra International Tbk.	1,032,312
1,044,000	PT Bank Central Asia Tbk.	603,731
1,238,000	PT Bank Mandiri	374,844
1,313,500	PT Bank Rakyat Indonesia	766,746
973,000	PT Berlian Laju Tanker Tbk*	186,708
1,732,000	PT Berlian Laju Tanker Tbk.	328,825
2,374,500	PT Bumi Resources Tbk.	209,858
474,500	PT Indosat Tbk.	297,695
1,959,996	PT Telekomunikasi Indonesia Tbk.	2,117,181

	Total Indonesia	6,291,899

Ireland - 0.1%
120,157	Dragon Oil PLC*	431,206

Israel - 1.0%
3,229	Elbit Systems Ltd.	106,325
25,272	Israel Chemicals Ltd.	152,115
637,530	Israel Discount Bank, Class A Shares*	1,370,166
18,121	Makhteshim-Agan Industries Ltd.	96,583
10,161	Ormat Industries Ltd.	114,214
38,962	Teva Pharmaceutical Industries Ltd., ADR	1,249,122

	Total Israel	3,088,525

Kazakhstan - 0.1%
15,254	Kazkommertsbank (c)*	318,809

Luxembourg - 1.5%
57,516	Evraz Group SA GDR	1,437,900
58,950	Tenaris SA, ADR	2,771,240
23,777	Ternium SA, ADR*	566,130

	Total Luxembourg	4,775,270

Malaysia - 0.9%
692,900	Commerce Asset-Holding Berhad	1,493,814
488,300	Tenaga Nasional Berhad	1,484,605

	Total Malaysia	2,978,419

Mexico - 5.8%
126,812	America Movil SA de CV, Series L Shares, ADR	5,639,330
62,802	Cemex SA de CV, Participation Certificate, ADR*	2,043,577
201,600	Controladora Comercial Mexicana SA de CV	400,799
389,680	Corporacion GEO SA de CV, Series B Shares*	1,684,404
324,280	Empresas ICA SA de CV*	1,171,777
184,550	Grupo Aeroportuari del Sureste SAB de CV, Series B	726,423
158,500	Grupo FAMSA SA, Series A*	577,778
165,026	Grupo Financiero Banorte SA de CV, Series O Shares	613,569
119,631	Grupo Mexico SA de CV, Series B Shares	431,739
89,800	Grupo Modelo SA de CV, Series C Shares	486,775
161,870	Grupo Televisa SA	849,779
46,660	Grupo Televisa SA, ADR	1,226,225
52,448	Telefonos de Mexico SA de CV, Series L Shares, ADR	1,368,893
64,697	Wal-Mart de Mexico SA de CV	241,721
24,568	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	918,843

	Total Mexico	18,381,632

Netherlands - 0.1%
48,693	Plaza Centers BV*	176,901

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Pakistan - 0.3%
62,200	MCB Bank Ltd.	$259,889
111,240	National Bank of Pakistan	495,959
46,500	Pakistan State Oil Co., Ltd.	231,624

	Total Pakistan	987,472

Philippines - 1.3%
32,630	Ayala Corp.	327,221
1,221,900	Ayala Land Inc.	357,137
70,257	Philippine Long Distance Telephone Co., ADR	3,450,321

	Total Philippines	4,134,679

Poland - 1.1%
2,476	Bank Pekao SA	182,008
890	Bank Przemyslowo-Handlowy BPH	275,302
3,188	Bank Zachodni WBK SA	238,779
117,215	Getin Holding SA	494,982
23,094	Globe Trade Centre SA*	328,126
1,927	Grupa Kety SA	127,922
10,228	KGHM Polska Miedz SA	361,172
109,963	Polish Oil & Gas Co.	123,829
20,083	Polski Koncern Naftowy Orlen SA	361,567
35,521	Powszechna Kasa Oszczednosci Bank Polski SA	528,889
40,043	Telekomunikacja Polska SA	311,609
4,298	TVN SA*	183,888

	Total Poland	3,518,073

Russia - 10.7%
71,610	AFK Sistema, Registered Shares, GDR	1,987,178
11,633	AO VimpelCom, ADR*	885,155
9,400	Chelyabinsk Zink Factory, GDR (c)*	161,210
33,000	Cherepovets MK Severstal, GDR*	374,550
49,594	Comstar United Telesystems, GDR	368,979
182,781	Gazprom, Registered Shares, ADR	8,535,873
5,390	Kalina	245,245
97,572	LUKOIL, ADR	8,683,908
10,186	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,578,830
3,900	Mobile TeleSystems, ADR	187,590
69,537	OAO Gazprom, ADR	3,247,378
9,618	Polyus Gold, ADR*	483,305
23	Priargunsky Plant*	11,178
901,673	RAO Unified Energy System (UES)	856,589
761	Sberbank RF	1,898,695
13,157	Sistema Hals, GDR (c)*	161,568
51,157	Surgutneftegaz, ADR	3,529,833
5,388	Surgutneftegaz, Preferred Shares, ADR	511,860
3,990	Wimm-Bill-Dann Foods OJSC	157,206
3,699	Wimm-Bill-Dann Foods OJSC, ADR	175,887

	Total Russia	34,042,017

Singapore - 0.4%
827,000	Cosco Corp. Singapore Ltd.	1,183,465

South Africa - 5.8%
5,298	Anglo Platinum Ltd.	613,028
97,731	Aveng Ltd.	447,336
22,948	Bidvest Group Ltd.	409,247
21,807	Exxaro Resources Ltd.	168,391
261,143	FirstRand Ltd.	721,565
44,978	Foschini Ltd.	355,172
48,942	Gold Fields Ltd.	908,727
26,047	Harmony Gold Mining Co., Ltd.*	441,434
123,656	Impala Platinum Holdings Ltd.	3,128,125

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
South Africa - 5.8% (continued)
26,675	Investec Ltd.	$307,536
27,079	JD Group Ltd.	300,499
21,807	Kumba Iron Ore Ltd.*	349,004
56,125	Mittal Steel South Africa Ltd.	716,172
97,215	MTN Group Ltd.	994,569
74,537	Murray & Roberts Holdings Ltd.	406,281
31,289	Naspers Ltd.	638,462
20,045	Nedbank Group Ltd.	351,593
163,076	Network Healthcare Holdings Ltd.	300,397
34,929	Reunert Ltd.	389,076
149,695	Sanlam Ltd.	372,407
109,778	Sasol Ltd.	3,858,724
9,790	Sasol Ltd., ADR	345,098
80,604	Standard Bank Group Ltd.	991,356
91,046	Steinhoff International Holdings Ltd.	279,691
27,742	Telkom South Africa Ltd.	521,495
71,539	Truworths International Ltd.	299,054

	Total South Africa	18,614,439

South Korea - 16.9%
19,200	Daegu Bank	318,158
6,450	Daelim Industrial Co.	558,003
13,270	Dongbu Insurance Co., Ltd.	348,403
29,200	GS Engineering & Construction Corp.	2,730,381
12,407	Hana Financial Group Inc.	634,134
9,050	Hanjin Heavy Industries & Construction Co., Ltd.	317,458
7,555	Humax Co., Ltd.	233,718
10,250	Hynix Semiconductor Inc.*	389,331
24,944	Hyundai Department Store Co., Ltd	2,227,742
43,580	Hyundai Development Co.	2,710,415
6,080	Hyundai Engineering & Construction Co., Ltd.*	366,364
4,870	Hyundai Mipo Dockyard Co., Ltd.	723,151
6,120	Hyundai Mobis	568,307
21,012	Hyundai Motor Co.	1,591,698
5,070	Hyundai Steel Co.	189,303
8,890	Industrial Bank of Korea	161,662
82,490	Kookmin Bank	6,426,294
5,430	Kookmin Bank, ADR	424,898
43,010	Korea Investment Holdings Co., Ltd.	2,212,168
6,500	Korea Kumho Petrochemical Co., Ltd.	215,419
1,316	Korea Zinc Co., Ltd.	140,472
6,480	Korean Air Lines Co., Ltd.	240,555
11,605	KT Corp., ADR	294,767
10,451	KT&G Corp.	684,851
19,920	LG Electronics Inc.	1,193,893
77,420	LG. Philips LCD Co., Ltd., ADR*	1,203,881
6,680	LS Cable Ltd.	284,278
5,244	NHN Corp.*	595,300
7,064	POSCO	2,219,495
18,264	Samsung Electronics Co., Ltd.	12,538,260
1,009	Samsung Electronics Co., Ltd., Registered Shares, GDR (c)	345,078
4,120	Samsung Engineering Co., Ltd.	192,401
1,477	Samsung Fire & Marine Insurance Co., Ltd.	236,803
8,230	Samsung Techwin Co., Ltd.	320,575
83,340	Shinhan Financial Group Co., Ltd.	4,057,820
5,307	Shinsegae Co., Ltd.	3,409,134
15,160	SK Corp.	1,115,773
4,740	SK Telecom Co., Ltd.	1,101,673
13,330	Woori Finance Holdings Co., Ltd.	299,776

	Total South Korea	53,821,792

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Sri Lanka - 0.3%
3,532,800	Dialog Telekom Ltd.	$906,894

Taiwan - 12.6%
164,342	Asustek Computer Inc.	451,553
526,453	AU Optronics Corp.	707,795
40,514	Catcher Technology Co., Ltd.	359,999
1,157,790	Cathay Financial Holding Co., Ltd.	2,612,229
1	China Development Financial Holding Corp.	0
636,672	China Steel Corp.	645,429
1,759,413	Chinatrust Financial Holding Co., Ltd.	1,500,844
212,160	Chunghwa Telecom Co., Ltd.	385,567
75,640	Chunghwa Telecom Co., Ltd., ADR	1,437,160
53,900	Compal Communications Inc.	191,578
191,135	Delta Electronics Inc.	587,199
419,958	Far Eastern Textile Co., Ltd.	354,995
147,000	Far EasTone Telecommunications Co., Ltd.	166,741
462,685	First Financial Holding Co., Ltd.	345,351
314,513	Formosa Chemicals & Fibre Corp.	513,252
83,000	Formosa Petrochemical Corp.	168,540
21,600	High Tech Computer Corp.	499,360
810,996	Hon Hai Precision Industry Co., Ltd.	5,902,938
4,558	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	65,225
10,480	Hon Hai Precision Industry Co., Ltd. GDR	149,969
1,368,000	Hung Poo Real Estate Development Corp.	1,684,896
273,520	Inventec Co., Ltd.	237,549
13,650	Largan Precision Co., Ltd.	259,879
68,640	Media Tek Inc.	702,205
804,000	Mega Financial Holding Co., Ltd.	608,808
410,572	Nan Ya Plastics Corp.	661,128
62,559	Nien Made Enterprises Co., Ltd.	58,006
27,196	Novatek Microelectronics Corp., Ltd.	121,880
691	Pacific Electric Wire & Cable Co., Ltd. (b)(d)*	0
3,607,244	Polaris Securities Co., Ltd.*	1,744,811
186,100	Powerchip Semiconductor Corp.	120,788
52,900	Powertech Technology Inc.	176,579
352,667	Siliconware Precision Industries Co.	572,246
451,553	Taishin Financial Holdings Co., Ltd.*	248,420
392,009	Taiwan Cement Corp.	355,601
859,000	Taiwan Fertilizer Co., Ltd.	1,654,016
332,600	Taiwan Mobile Co., Ltd.	332,549
1,324,237	Taiwan Semiconductor Manufacturing Co., Ltd.	2,680,807
287,013	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,085,390
129,204	Tripod Technology Corp.	447,252
662,981	Unimicron Technology Corp.	877,008
532,088	United Microelectronics Corp.	347,818
934,828	United Microelectronics Corp., ADR	3,309,291
174,381	Wistron Corp.	222,322
224,400	Yageo Corp., GDR*	488,272
2,904,314	Yuanta Core Pacific Securities Co.	2,253,076

	Total Taiwan	40,296,321

Thailand - 3.5%
70,050	Advanced Info Service Public Co., Ltd.	163,043
1,057,200	Bangkok Bank Public Co., Ltd.	3,860,438
149,500	Bangkok Bank Public Co., Ltd., NVDR	512,571
80,300	Banpu Public Co., Ltd.	393,946
3,659,700	Italian-Thai Development Public Co., Ltd., NVDR	714,088
1,314,600	Kasikornbank Public Co., Ltd., NVDR	2,583,395
1,467,100	Krung Thai Bank Public Co., Ltd.	564,348
150,709	PTT Chemical Public Co., Ltd.	323,473
109,800	PTT Public Co., Ltd.	697,823
11,500	Siam Cement Public Co., Ltd.	83,986

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Thailand - 3.5% (continued)
34,900	Siam Cement Public Co., Ltd., NVDR	$241,260
142,700	Thai Oil Public Co., Ltd.	244,628
47,000	Total Access Communication Public Co., Ltd.*	210,560
2,191,100	True Corp Public Co., Ltd.*	531,361

	Total Thailand	11,124,920

Turkey - 1.4%
72,345	Akbank TAS	405,650
22,903	Akcansa Cimento AS	121,330
25,507	Aksigorta AS	93,885
367	Aktas Electric Ticaret AS (b)(d)*	0
7,312	Anadolu Efes Biracilik ve Malt Sanayii AS	211,286
18,452	Arcelik AS	102,194
37,139	Asya Katilim Bankasi AS*	127,757
1,749	BIM Birlesik Magazalar AS	82,426
67,232	Bolu Cimento Sanayii AS	125,814
10,275	Coca-Cola Icecek Uretim AS*	62,208
1	Denizbank AS*	10
71,052	Dogan Sirketler Grubu Holdings AS	124,164
22,113	Dogus Otomotiv Servis ve Ticaret AS	96,606
13,617	Enka Insaat ve Sanayi AS	118,979
6,857	Ford Otomotiv Sanayi AS	53,309
69,975	Haci Omer Sabanci Holding AS	272,005
25,438	Hurriyet Gazetecilik ve Matbaacilik AS	70,355
8,460	Migros Turk TAS	88,470
26,706	Tofas Turk Otomobil Fabrikasi AS	91,868
18,183	Trakya Cam Sanayii AS	44,535
10,497	Tupras-Turkiye Petrol Rafinerileri AS	173,325
3,775	Turk Demir Dokum Fabrikalari AS	27,270
15,310	Turk Sise ve Cam Fabrikalari AS*	55,299
5,744	Turk Traktor ve Ziraat Makineleri AS	58,092
15,991	Turkcell Iletisim Hizmet AS	74,812
190,227	Turkiye Garanti Bankasi AS	630,818
242,410	Turkiye Is Bankasi, Class C Shares	1,008,999
15,622	Turkiye Vakiflar Bankasi T.A.O., Class D Shares	69,324

	Total Turkey	4,390,790

United Kingdom - 1.2%
15,270	Anglo American PLC	709,612
13,900	Anglo American PLC, ADR	325,121
8,423	Burren Energy PLC	152,340
59,440	Peter Hambro Mining PLC*	1,082,651
400,400	Tanjong PLC	1,538,297

	Total United Kingdom	3,808,021

United States - 0.3%
47,600	BMB Munai Inc.*	250,376
35,900	Caspian Services Inc.*	143,600
8,448	Southern Copper Corp.	462,190

	Total United States	856,166

	TOTAL COMMON STOCKS (Cost - $182,826,810)	301,628,874

PREFERRED STOCKS - 5.0%
Brazil - 3.7%
58,000	All America Latina Logistica SA, 0.510% (a)	512,197
18,066	Banco Bradesco SA, 2.890%	678,152
95,880	Banco Itau Holding Financeira SA, 2.590% (a)	3,192,315
13,600	Bradespar SA, 3.790%	570,717
7,774,000	Eletropaulo Metropolitana S.A., 0.000%*	347,742
71,108	Itausa - Investimentos Itau SA, 3.160%	329,553

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Brazil - 3.7% (continued)
66,226	Tam SA, 0.280%	$1,862,940
44,330	Tele Norte Leste Participacoes SA, 5.430%	654,167
286,305,870	Tim Participacoes SA, 2.330%	966,456
37,521	Universo Online SA, 0.000%*	223,205
68,430	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 6.670% (a)	2,308,349

	Total Brazil	11,645,793

Russia - 0.7%
983	Transneft, 0.000%	2,369,030

South Korea - 0.6%
6,570	Hyundai Motor Co., Ltd., 0.000%	285,253
3,940	LG Electronics Inc., 0.000%	139,480
2,853	Samsung Electronics Co., Ltd., 0.000%	1,533,409

	Total South Korea	1,958,142

	TOTAL PREFERRED STOCKS (Cost - $8,360,191)	15,972,965

WARRANTS
WARRANTS - 0.1%
Hong Kong - 0.0%
76,500	China Overseas Land & Investment Ltd., Expires 7/18/07*	40,128

United Kingdom - 0.1%
2,425	Sun TV Ltd., Expires 4/27/07(b)*	82,571

	TOTAL WARRANTS (Cost - $48,278)	122,699

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $191,235,279)	317,724,538

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$684,000	State Street Bank & Trust Co. repurchase agreement dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $684,092; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $698,168) (Cost - $684,000)	684,000

	TOTAL INVESTMENTS - 99.9% (Cost - $191,919,279#)	318,408,538
	Other Assets in Excess of Liabilities - 0.1%	441,238

	TOTAL NET ASSETS - 100.0%	$318,849,776

*	Non-income producing security.

(a)	All or a portion of this security is segregated for foreign currency contracts.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

November 30, 2006

Summary of Investments by Industry* (unaudited)

Financials	22.5%
Energy	18.4
Information Technology	14.3
Materials	12.4
Telecommunication Services	10.8
Industrials	9.1
Consumer Discretionary	6.2
Consumer Staples	2.7
Utilities	2.0
Health Care	0.8
Exchange Traded Funds	0.6
Short-Term Investment	0.2

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

GOVERNMENT MONEY INVESTMENTS

Schedules of Investments (unaudited)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 107.7%
U.S. Government Agencies - 107.7%
	Federal Farm Credit Bank (FFCB), Discount Notes:
$3,500,000	5.126% due 12/20/06 (a)	$3,490,598
3,500,000	5.316% due 12/29/06 (a)	3,485,844
3,500,000	5.122% due 1/12/07 (a)	3,479,338
3,500,000	5.166% due 2/27/07 (a)	3,456,546
3,500,000	5.180% due 3/7/07 (a)	3,452,307
	Federal Home Loan Bank (FHLB), Discount Notes:
46,053,000	5.201% due 12/1/06 (a)	46,053,000
3,500,000	5.176% due 12/13/06 (a)	3,493,992
3,500,000	5.126% due 12/20/06 (a)	3,490,616
3,500,000	5.170% due 1/5/07 (a)	3,482,509
3,150,000	5.213% due 2/7/07 (a)	3,119,387
3,500,000	5.190% due 2/21/07 (a)	3,459,103
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
3,500,000	5.214% due 12/12/06 (a)	3,494,498
3,500,000	5.214% due 12/27/06 (a)	3,487,015
2,000,000	5.155% due 1/9/07 (a)	1,988,993
3,500,000	5.182% due 1/23/07 (a)	3,473,618
3,500,000	5.204% due 2/16/07 (a)	3,461,596
3,500,000	5.176% due 2/20/07 (a)	3,460,074
3,500,000	Discount Notes, Series RB, 5.213% due 12/5/06 (a)	3,497,997
	Federal National Mortgage Association (FNMA):
1,025,000	5.000% due 1/15/07	1,024,408
	Discount Notes:
3,500,000	5.117% due 12/22/06 (a)	3,489,649
3,500,000	5.222% due 1/2/07 (a)	3,484,009
3,500,000	5.145% due 1/9/07 (a)	3,480,776
3,500,000	5.156% due 1/17/07 (a)	3,476,742
3,500,000	5.212% due 1/30/07 (a)	3,469,958
3,500,000	5.205% due 2/9/07 (a)	3,465,088
3,507,000	5.220% due 2/23/07 (a)	3,464,939
3,500,000	5.171% due 2/28/07 (a)	3,456,217

	TOTAL INVESTMENTS - 107.7% (Cost - $132,138,817#)	132,138,817
	Liabilities in Excess of Other Assets - (7.7)%	(9,470,848)

	TOTAL NET ASSETS - 100.0%	$122,667,969

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 41.5%
FHLMC - 3.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
$229,861	8.500% due 12/1/07-7/1/17 (a)	$243,552
18,676	9.500% due 10/1/08-8/1/16 (a)	19,530
131,085	8.000% due 4/1/09-6/1/17 (a)	136,945
11,803	10.000% due 4/1/09-6/1/09 (a)	12,277
2,783	10.000% due 5/1/09-10/1/09 (a)	2,916
7,270	10.250% due 5/1/09-2/1/10 (a)	7,648
7,850	9.000% due 8/1/09-10/1/09 (a)	8,028
86	8.500% due 1/1/10 (a)	89
30,854	11.500% due 10/1/15 (a)	34,235
635,688	5.000% due 12/15/17-3/1/35 (a)	629,697
8,053	11.710% due 2/15/24 (a)(b)(c)	3,865
215,062	4.352% due 12/1/34 (a)(b)	211,777
197,397	4.082% due 1/1/35 (a)(b)	192,797
907,403	5.500% due 4/15/35 (a)	919,724
1,955,217	5.089% due 3/1/36 (a)(b)	1,954,372
1,410,510	5.349% due 4/1/36 (a)(b)	1,416,820
1,750,000	5.972% due 10/1/36 (a)(b)	1,772,040
2,575,000	6.015% due 10/1/36 (a)(b)	2,609,554
	Gold:
29,569	8.000% due 8/1/09 (a)	30,314
121	8.500% due 8/1/09 (a)	122
3,522	9.500% due 4/1/10 (a)	3,665
4,442	7.000% due 5/1/12-6/1/12 (a)	4,567
119,977	7.000% due 7/1/12-8/1/12 (a)	123,331
613	8.000% due 8/1/12 (a)	634
2,154,230	5.500% due 10/1/13-7/1/18 (a)	2,170,520
185,897	6.500% due 7/1/14 (a)	185,549
4,514,722	6.000% due 5/1/16-1/1/36 (a)	4,575,330
45,880	8.500% due 2/1/18 (a)	48,086
1,055,957	4.500% due 8/1/18-8/1/20 (a)	1,028,042
6,035,631	5.000% due 12/1/18-10/1/36 (a)	5,965,590
1,000,000	5.000% due 12/12/36 (d)(e)	977,500

	TOTAL FHLMC	25,289,116

FNMA - 35.2%
	Federal National Mortgage Association (FNMA):
599	9.000% due 3/1/08 (a)	601
51,977,463	5.500% due 12/1/08-9/1/35 (a)	52,071,483
16,327	9.000% due 12/1/08-4/1/09 (a)	16,500
8,017	8.500% due 2/1/09-6/1/17 (a)	8,108
24,719	9.500% due 11/1/09-11/1/21 (a)	25,507
763,705	5.507% due 12/1/11 (a)	779,184
6,027	10.750% due 10/1/12 (a)	6,288
42,782,236	6.000% due 4/1/16-10/1/36 (a)	43,350,953
7,805	8.500% due 4/1/17 (a)	8,308
15,431	8.000% due 8/1/17 (a)	16,326
34,637,678	5.000% due 1/1/18-6/1/36 (a)	33,962,670
7,354,724	4.000% due 7/1/18-8/1/19 (a)	7,018,724
13,909,562	4.500% due 5/1/19-11/1/35 (a)	13,350,700
4,856	10.000% due 1/1/21 (a)	5,373
4,000,000	5.500% due 12/18/21-1/11/37 (d)	3,997,187
300,000	6.000% due 12/18/21 (d)	305,437
1,000,000	4.500% due 1/17/22 (d)	973,438
10,353,404	6.500% due 11/1/23-9/1/36 (a)	10,585,240

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
FNMA - 35.2% (continued)
$582,992	7.000% due 9/1/26-2/1/33 (a)	$601,249
18,099	6.572% due 1/1/30 (a)(b)	18,118
55,004	6.565% due 3/1/30 (a)(b)	54,268
110,351	5.770% due 10/25/30 (a)(b)	110,224
242,180	5.720% due 5/18/32 (a)(b)	244,042
756,049	3.997% due 4/1/34 (a)(b)	739,425
508,917	4.215% due 12/1/34 (a)(b)	499,675
69,735	4.249% due 12/1/34 (a)(b)	68,465
1,207,778	4.601% due 9/1/35 (a)(b)	1,204,517
1,036,805	6.666% due 10/1/35-11/1/35 (a)(b)	1,069,182
1,246,186	6.668% due 10/1/35 (a)(b)	1,285,101
270,066	6.660% due 11/1/35 (a)(b)	278,499
537,061	6.661% due 11/1/35 (a)(b)	553,831
265,348	6.667% due 11/1/35 (a)(b)	273,634
267,782	6.669% due 11/1/35 (a)(b)	276,144
259,260	6.671% due 11/1/35 (a)(b)	267,362
2,180,800	6.723% due 11/1/35 (a)(b)	2,249,217
4,817,275	5.006% due 1/1/36 (a)(b)	4,785,406
500,000	4.500% due 12/12/36 (d)(e)	475,781
18,850,000	5.000% due 12/12/36-1/11/37 (d)(e)	26,237,498
5,000,000	5.500% due 12/12/36 (a)(e)	4,982,810
51,000,000	6.000% due 12/12/36 (d)(e)	51,557,838
17,980,000	6.500% due 12/12/36-1/11/37 (d)(e)	18,350,055
3,000,000	5.000% due 2/12/37 (d)	2,931,564
219,522	6.149% due 4/1/40 (a)(b)	222,599
940,000	Grantor Trust, 5.763% due 12/25/11 (a)	982,189

	TOTAL FNMA	286,800,720

GNMA - 3.2%
	Government National Mortgage Association (GNMA):
97,182	6.500% due 6/15/08 (a)	97,573
9,083	11.000% due 7/15/10-9/15/10 (a)	9,813
799,220	6.000% due 6/20/15 (a)	820,662
143,018	8.500% due 11/20/16-8/15/30 (a)	152,952
24,160	9.500% due 12/15/16-8/15/19 (a)	26,350
77,621	9.000% due 4/20/17-9/15/30 (a)	83,403
211,090	5.870% due 12/16/25 (a)(b)	213,412
322,166	5.375% due 2/20/26-5/20/30 (a)(b)	324,602
97,302	5.125% due 10/20/27 (a)(b)	97,758
3,342	8.000% due 3/20/30 (a)	3,534
169,996	5.720% due 3/16/32 (a)(b)	171,256
6,171,246	5.000% due 1/15/33-10/15/33 (a)	6,080,886
24,787	5.500% due 8/15/33 (a)	24,864
39,641	4.500% due 9/15/33 (a)	38,079
841,129	3.750% due 5/20/34 (a)(b)	825,895
1,900,000	5.500% due 12/19/36 (d)	1,903,563
12,650,000	6.000% due 12/19/36 (d)	12,855,562
2,200,000	6.500% due 12/19/36 (d)(e)	2,261,186

	TOTAL GNMA	25,991,350

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $337,103,163)	338,081,186

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 7.2%
Airlines - 0.0%
$40,000	NR	US Air Pass-Through Trust, 10.375% due 3/1/49 (f)(g)	$0

Automobiles - 2.7%
2,450,000	AAA	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.050% due 7/15/09 (a)	2,433,629
		Chase Manhattan Auto Owner Trust:
1,825,000	AAA	Series 2005-B, Class A3, 4.840% due 7/15/09 (a)	1,821,585
3,400,000	Aaa(h)	Series 2006-B, Class A2, 5.280% due 10/15/09 (a)	3,405,467
2,011,821	AAA	DaimlerChrysler Auto Trust, Series 2005-B, Class A3, 4.040% due 9/8/09 (a)	1,998,933
		Ford Credit Auto Owner Trust:
1,149,743	AAA	Series 2005-A, Class A3, 3.480% due 11/15/08 (a)	1,142,785
		Series 2006-A:
290,565	AAA	Class A2B, 5.330% due 9/15/08 (a)(b)	290,751
2,100,000	AAA	Class A3, 5.050% due 11/15/09 (a)	2,099,508
2,870,000	AAA	Honda Auto Receivables Owner Trust, Series 2005-5, Class A3, 4.610% due 8/17/09 (a)	2,858,376
2,213,129	AAA	Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 3.990% due 7/15/09 (a)	2,196,674
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12 (a)	1,851,241
1,525,000	AAA	Wachovia Auto Owner Trust, Series 2005-B, Class A3, 4.790% due 4/20/10 (a)	1,520,893
311,245	AAA	WFS Financial Owner Trust, Series 2005-1, Class A3, 3.590% due 10/19/09 (a)	308,678

		Total Automobiles	21,928,520

Credit Card - 1.6%
1,300,000	AAA	American Express Credit Account Master Trust, Series 2002-03, Class A, 5.430% due 12/15/09 (a)(b)	1,301,557
		Bank One Issuance Trust:
1,200,000	AAA	Series 2003, Class A3, 5.430% due 12/15/10 (a)(b)	1,202,811
1,500,000	AAA	Series 2003-A9, Class A9, 3.860% due 6/15/11 (a)	1,473,320
1,875,000	AAA	Discover Card Master Trust I, Series 2005-01, Class A, 5.330% due 9/16/10 (a)(b)	1,877,139
		MBNA Credit Card Master Note Trust:
1,775,000	AAA	Series 2003-A7, Class A7, 2.650% due 11/15/10 (a)	1,715,879
1,575,000	AAA	Series 2004-A4, Class A4, 2.700% due 9/15/09 (a)	1,561,690
1,650,000	AAA	Series 2005-A7, Class A7, 4.300% due 2/15/11 (a)	1,634,413
1,900,000	AAA	Series 2006-A1, Class A1, 4.900% due 7/15/11	1,903,676

		Total Credit Card	12,670,485

Home Equity(a) - 2.8%
1,029,318	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35 (b)	1,030,833
468,684	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 5.810% due 11/25/33 (b)	470,853
1,942,583	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 5.670% due 6/25/34 (b)	1,945,763
391,262	AAA	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1, 5.595% due 9/25/34 (b)	391,285
16,461	AAA	Bear Stearns Asset Backed Securities Inc., Series 2004-FR3, Class 1A2, 5.840% due 10/25/34 (b)	16,473
		Chase Funding Mortgage Loan Asset-Backed Certificates:
4,929	AAA	Series 2002-2, Class 2A1, 5.570% due 5/25/32 (b)	4,933
5,179	AAA	Series 2002-3, Class 2A1, 5.640% due 8/25/32 (b)	5,183
		Countrywide Asset-Backed Certificates:
4,288	AAA	Series 2001-BC3, Class A, 5.800% due 12/25/31 (b)	4,291

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity(a) - 2.8% (continued)
$2,760	AAA	Series 2002-3, Class 1A1, 5.690% due 5/25/32 (b)	$2,762
12,759	AAA	Series 2003-BC2, Class 2A1, 5.620% due 6/25/33 (b)	12,770
366,297	AAA	Series 2004-SD4, Class A1, 5.700% due 10/25/34 (b)(i)	369,118
400,000	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (b)	396,085
995,094	AAA	Series 2006-11, Class 3AV1, 5.380% due 9/25/46 (b)	995,693
1,947,322	AAA	Series 2006-SD3, Class A1, 5.650% due 10/25/36 (b)(i)	1,956,883
		Countrywide Home Equity Loan Trust:
7,871	AAA	Series 2002-C, Class A, 5.560% due 5/15/28 (b)	7,876
844,877	AAA	Series 2005-F, Class 2A, 5.560% due 10/15/35 (b)	845,813
754,604	AAA	Series 2005-H, Class 2A, 5.560% due 10/25/35 (b)	756,160
1,139	AAA	Delta Funding Home Equity Loan Trust, Series 1998-4, Class A1A, 6.520% due 2/15/31 (b)	1,140
		EMC Mortgage Loan Trust:
13,462	AAA	Series 2002-B, Class A1, 5.970% due 10/25/32 (b)(i)	13,462
75,412	AAA	Series 2003-A, Class A1, 5.870% due 8/25/40 (b)(i)	76,131
1,014,847	AAA	GSAMP Trust, Series 2006-S2, Class A1A, 5.390% due 4/25/36 (b)	1,015,459
2,073,008	AAA	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2, 5.390% due 3/25/36 (b)	2,073,789
837,359	AAA	Long Beach Mortgage Loan Trust, Series 2006-01, Class 2A1, 5.400% due 2/25/36 (b)	837,971
		Morgan Stanley ABS Capital I:
1,157,489	AAA	Series 2006-HE7, Class A2A, 5.370% due 9/25/36 (b)	1,158,186
265,472	AAA	Series 2006-NC1, Class A1, 5.400% due 12/25/35 (b)	265,651
		Option One Mortgage Loan Trust:
8,108	AAA	Series 2002-6, Class A2, 5.720% due 1/25/33 (b)	8,118
27,625	AAA	Series 2003-1, Class A2, 5.740% due 2/25/33 (b)	27,675
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	106,667
2,651,836	AAA	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 5.380% due 10/25/30 (b)	2,653,421
756,365	AAA	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 5.440% due 7/25/20 (b)	754,566
1,676,958	AAA	SACO I Trust, Series 2006-7, Class A1, 5.450% due 7/25/36 (b)	1,677,966
1,357,246	AAA	Soundview Home Equity Loan Trust, Series 2006-OPT3, Class 2A1, 5.380% due 6/25/36 (b)	1,358,133
		Structured Asset Securities Corp.:
58,475	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32	59,666
418,552	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (i)	381,144
1,149,040	AAA	Series 2006-BC3, Class A2, 5.370% due 10/25/36 (b)	1,149,732

		Total Home Equity	22,831,651

Student Loan - 0.1%
904,779	AAA	SLM Student Loan Trust, Series 2005-05, Class A1, 5.377% due 1/25/18 (a)(b)	905,519

		TOTAL ASSET-BACKED SECURITIES (Cost - $58,375,252)	58,336,175

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 17.1%
		Banc of America Commercial Mortgage Inc.:
963,010	Aaa(h)	Series 2001-1, Class A2, 6.503% due 4/15/36	1,008,444
853,800	AAA	Series 2003-1, Class A1, 3.878% due 9/11/36	830,278
1,060,000	AAA	Series 2005-1, Class A4, 4.886% due 11/10/42 (b)	1,063,726
1,000,000	AAA	Series 2005-3, Class A3A, 4.621% due 7/10/43	981,245
		Banc of America Funding Corp.:
13,672	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	13,736
661,521	AAA	Series 2005-B, Class 2A1, 5.099% due 4/25/35 (b)	660,754

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 17.1%
$408,056	Aaa(h)	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	$404,899
1,200,000	AAA	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464% due 4/11/37	1,221,368
174,888	AAA	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.820% due 9/28/43 (b)	175,048
129,510	AAA	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.624% due 2/25/33 (b)	129,060
		Bear Stearns Alt-A Trust:
835,892	AAA	Series 2005-2, Class 2A4, 4.736% due 4/25/35 (b)	827,585
499,890	AAA	Series 2005-4, Class 23A2, 5.392% due 5/25/35 (b)	501,579
		Bear Stearns Commercial Mortgage Securities Inc.:
1,725,000	Aaa(h)	Series 2003-T12, Class A4, 4.680% due 8/13/39	1,692,068
325,000	AAA	Series 2004-PWR6, Class A6, 4.825% due 11/11/41	319,081
1,030,000	Aaa(h)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,026,744
58,269	Aaa(h)	Capco America Securitization Corp., Series 1998-D7, Class A1A, 5.860% due 10/15/30	58,222
		Chase Commercial Mortgage Securities Corp.:
2,000,000	AAA	Series 1997-1, Class D, 7.370% due 6/19/29	2,002,426
410,000	AAA	Series 2000-3, Class A2, 7.319% due 10/15/32	438,297
1,625,000	AAA	Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.439% due 8/15/31	1,712,724
		Commercial Mortgage Acceptance Corp.:
100,000	AAA	Series 1997-ML1, Class A3, 6.570% due 12/15/30	100,510
588,398	AAA	Series 1998-C2, Class A2, 6.030% due 9/15/30	592,213
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (b)	968,105
1,475,000	AAA	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,437,110
		Countrywide Alternative Loan Trust:
1,694,172	AAA	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (b)	1,699,278
762,454	AAA	Series 2005-27, Class 2A3, 6.224% due 8/25/35 (b)	767,577
1,522,811	AAA	Series 2005-59, Class 1A1, 5.650% due 10/25/35 (b)	1,529,270
		Countrywide Home Loans:
		Series 2005-11:
794,579	AAA	Class 3A3, 6.024% due 4/25/35 (b)	804,167
692,064	AAA	Class 6A1, 5.620% due 3/25/35 (b)	693,881
948,136	AAA	Series 2005-R1, Class 1AF1, 5.680% due 3/25/35 (b)(i)	951,391
		CS First Boston Mortgage Securities Corp.:
2,999,264	Aaa(h)	Series 1998-C2, Class A2, 6.300% due 11/11/30	3,054,693
2,161,720	AAA	Series 2002-CP5, Class A1, 4.106% due 12/15/35	2,121,351
605,577	AAA	Series 2002-P3A, Class A1, 5.870% due 8/25/33 (b)(f)(i)	607,548
97,404	Aaa(h)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	98,324
		DLJ Commercial Mortgage Corp.:
1,445,000	Aaa(h)	Series 1999-CG3, Class A1B, 7.340% due 10/10/32	1,526,716
1,552,345	Aaa(h)	Series 2000-CKP1, Class A1B, 7.180% due 11/10/33	1,652,088
652,283	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.720% due 11/19/44 (b)	655,775
		Federal Home Loan Mortgage Corp. (FHLMC):
2,684,137	AAA	PAC-1(11), Series 3078, Class PA, 5.500% due 7/15/24	2,697,454
1,079,938	NR	Series 1565, Class G, 6.000% due 8/15/08	1,080,081
1,225,000	AAA	Series 2911, Class BU, 5.000% due 9/15/23	1,224,151
2,228,486	NR	Series 2962, Class YC, 4.500% due 9/15/14	2,210,318
2,133,572	AAA	Series 2966, Class NW, 5.000% due 8/15/25	2,129,800
965,721	AAA	Series 3084, Class BC, 5.500% due 12/15/24	971,130

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 17.1%
$1,702,093	AAA	Series 3110, Class HA, 5.500% due 1/15/27	$1,712,133
2,105,440	NR	Series 3117, Class PN, 5.000% due 11/15/21	2,099,972
1,261,868	NR	Series 3131, Class MA, 5.500% due 11/15/27	1,270,957
2,009,945	AAA	STRIPS, Series 231, Class IO, 5.500% due 8/1/35 (c)	435,389
2,059,044	AAA	STRIPS, Series 232, Class IO, 5.000% due 8/1/35 (c)	467,387
2,145,535	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 6.064% due 7/25/44 (b)	2,171,121
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
326,197	AAA	Series 2000-T06, Class A3, 5.838% due 1/25/28 (b)	335,245
196,707	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	182,713
3,775,000	NR	Interest Strip, Series 378, Class 19, 5.000% due 6/1/35 (c)	774,465
1,299,974	AAA	Series 2005-057, Class PA, PAC, 5.500% due 5/25/27	1,305,295
722,118	AAA	Series 2005-058, Class EP, PAC, 5.500% due 7/25/35	730,473
1,520,000	AAA	Series 2005-084, Class XM, 5.750% due 10/25/35	1,550,552
917,408	AAA	Series 2005-105, Class TL, PAC, 5.500% due 11/25/31	923,254
2,525,865	AAA	Series 367, Class 2, 5.500% due 1/25/36 (c)	549,882
		First Union National Bank Commercial Mortgage:
1,525,000	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,609,878
1,700,000	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,800,583
925,000	AAA	Series 2001-C3, Class A3, 6.423% due 8/15/33	974,571
1,444,489	AAA	Series 2001-C4, Class A1, 5.673% due 12/12/33	1,458,976
620,881	AAA	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.560% due 11/18/35	629,631
		GE Capital Commercial Mortgage Corp.:
1,130,000	Aaa(h)	Series 2002-1A, Class A3, 6.269% due 12/10/35	1,193,649
1,850,000	AAA	Series 2005-C4, Class A4, 5.333% due 11/10/45 (b)	1,887,043
		GMAC Commercial Mortgage Securities Inc.:
136,532	Aaa(h)	Series 1998-C1, Class A2, 6.700% due 5/15/30	138,517
717,879	Aaa(h)	Series 1999-C3, Class A2, 7.179% due 8/15/36	749,037
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33	1,055,424
1,745,000	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,834,763
		GS Mortgage Securities Corp. II:
1,186,958	AAA	Series 1998-C1, Class A3, 6.135% due 10/18/30	1,200,705
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (i)	321,082
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,197,984
667,477	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.540% due 9/25/35 (b)	662,928
851,783	AAA	Homebanc Mortgage Trust, Series 2005-04, Class A1, 5.590% due 1/25/35 (b)	853,458
19,312	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 6.120% due 2/25/33 (b)	19,331
		Indymac Index Mortgage Loan Trust:
734,872	AAA	Series 2004-AR15, Class 1A1, 5.084% due 2/25/35 (b)	744,976
271,445	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (b)	265,678
		JPMorgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	632,972
80,000	Aaa(h)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	78,815
100,000	Aaa(h)	Series 2005-CB13, Class A4, 5.294% due 1/12/43 (b)	101,645
1,200,000	Aaa(h)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42 (b)	1,182,945
2,608,419	AAA	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3, 3.755% due 11/25/33 (b)	2,579,392
		LB Commercial Conduit Mortgage Trust:
2,029,095	AAA	Series 1998-C4, Class A2, 6.300% due 10/15/35	2,066,575
31,159	Aaa(h)	Series 1999-C2, Class A1, 7.105% due 10/15/32	31,264
		LB-UBS Commercial Mortgage Trust:
517,270	AAA	Series 2000-C5, Class A1, 6.410% due 12/15/19	522,441

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 17.1%
$2,895,000	Aaa(h)	Series 2002-C2, Class B, 6.799% due 9/15/34	$3,096,785
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,128,683
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/35	302,473
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 10/17/14	392,705
1,630,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39 (b)	1,660,007
		Lehman XS Trust:
974,582	AAA	Series 2005-5N, Class 1A1, 5.620% due 11/25/35 (b)	978,247
659,078	AAA	Series 2005-7N, Class 1A1B, 5.620% due 12/25/35 (b)	662,329
		MASTR Adjustable Rate Mortgages Trust:
348,199	AAA	Series 2004-4, Class 4A1, 5.195% due 5/25/34 (b)	348,274
1,600,000	AAA	Series 2004-13, Class 3A7, 3.786% due 11/21/34 (b)	1,558,252
433,419	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A2, 4.489% due 2/25/35 (b)	428,459
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39 (b)	700,528
		MLCC Mortgage Investors Inc.:
248,267	Aaa(h)	Series 2005-1, Class 2A1, 4.964% due 4/25/35 (b)	247,660
761,352	Aaa(h)	Series 2005-1, Class 2A2, 4.964% due 4/25/35 (b)	759,491
		Morgan Stanley Capital I:
1,700,000	Aaa(h)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,612,949
480,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	476,029
1,625,000	AAA	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.660% due 2/15/33	1,713,858
1,579,098	AAA	Mortgage Capital Funding Inc., Series 1998-MC1, Class A2, 6.663% due 3/18/30	1,596,162
		Nationslink Funding Corp.:
859,946	Aaa(h)	Series 1998-1, Class A3, 6.395% due 3/20/30	861,203
55,543	AAA	Series 1999-LTL1, Class A2, 6.867% due 1/22/26	58,006
		Prime Mortgage Trust, Series 2006-DR1:
1,400,000	AAA	Class 1A1, 5.500% due 5/25/35 (i)	1,399,219
700,000	AAA	Class 1A2, 6.000% due 5/25/35 (i)	708,874
2,957,550	AAA	Class 2A1, 5.500% due 5/25/35 (i)	2,957,608
		Residential Asset Mortgage Products Inc.:
21,431	AAA	Series 2003-RS4, Class AIIB, 5.650% due 5/25/33 (b)	21,719
312,641	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	320,164
152,735	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 5.730% due 1/25/33 (b)	152,887
		Small Business Administration:
741,161	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09	781,792
911,479	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10	973,385
1,141,875	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	1,127,353
		Small Business Administration Participation Certificates:
564,151	NR	7.700% due 7/1/16	592,099
1,109,513	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	1,136,369
322,273	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	334,303
718,896	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	743,739
2,479,014	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	2,621,825
1,783,528	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	1,902,946
1,866,061	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	1,879,817
		Structured Adjustable Rate Mortgage Loan Trust:
1,392,221	AAA	Series 2004-06, Class 4A1, 4.836% due 6/25/34 (b)	1,382,569
760,037	AAA	Series 2004-16, Class 1A2, 4.982% due 11/25/34 (b)	756,089
810,003	AAA	Series 2005-19XS, Class 1A1, 5.640% due 10/25/35 (b)	813,843
		Thornburg Mortgage Securities Trust, Series 2006-3:
1,916,623	Aaa(h)	Class A2, 5.425% due 6/25/36 (b)	1,913,840
1,933,946	Aaa(h)	Class A3, 5.440% due 6/25/36 (b)	1,930,666

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 17.1%
		Washington Mutual Inc.:
$1,794,522	AAA	Series 2003-R1, Class A1, 5.590% due 12/25/27 (b)	$1,795,257
111,714	AAA	Series 2004-AR11, Class A, 4.564% due 10/25/34 (b)	110,337
589,597	AAA	Series 2004-AR12, Class A2A, 5.765% due 10/25/44 (b)	590,830
1,000,000	AAA	Series 2005-AR04, Class A5, 4.673% due 4/25/35 (b)	983,779
1,606,679	AAA	Series 2005-AR13, Class A1A1, 5.610% due 10/25/45 (b)	1,616,062
1,291,493	AAA	Series 2005-AR19, Class A1A2, 5.610% due 12/26/45 (b)	1,296,401
2,265,613	AAA	Series 2006-AR13, Class 2A, 5.777% due 10/25/46 (b)	2,272,427
1,187,342	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (b)	1,192,708
1,475,965	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.524% due 6/25/34 (b)	1,447,959

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $139,067,498)	139,282,282

CORPORATE BONDS & NOTES - 14.3%
Aerospace & Defense - 0.1%
80,000	A+	Boeing Capital Corp., 6.500% due 2/15/12 (a)	85,442
25,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16 (a)	25,313
300,000	BBB	Goodrich Corp., Notes, 6.290% due 7/1/16 (a)	313,915
33,000	BBB	Raytheon Co., Notes, 6.150% due 11/1/08 (a)	33,562

		Total Aerospace & Defense	458,232

Auto Components - 0.0%
50,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	48,875

Automobiles - 1.1%
900,000	BBB	DaimlerChrysler Holding Corp., Medium-Term Notes, 5.750% due 9/8/11 (a)	906,042
		DaimlerChrysler North America Holding Corp.:
300,000	BBB	5.875% due 3/15/11 (a)	303,809
2,400,000	BBB	Medium-Term Notes, Series D, 5.870% due 9/10/07 (a)(b)	2,406,158
		Notes:
330,000	BBB	4.050% due 6/4/08 (a)	323,384
2,800,000	BBB	5.820% due 3/13/09 (a)(b)	2,804,068
285,000	BBB	4.875% due 6/15/10 (a)	279,591
610,000	CCC+	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	485,712
		General Motors Corp., Senior Debentures:
1,325,000	B-	8.250% due 7/15/23 (a)	1,214,031
20,000	B-	8.375% due 7/15/33 (a)	18,325

		Total Automobiles	8,741,120

Beverages - 0.0%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14 (a)	211,983

Capital Markets - 0.5%
275,000	A+	Bank of New York Co. Inc., Senior Notes, 3.750% due 2/15/08 (a)	270,388
20,000	BB-	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13 (a)	20,650
		Goldman Sachs Group Inc., Notes:
230,000	AA-	4.500% due 6/15/10 (a)	226,732
135,000	AA-	4.750% due 7/15/13 (a)	132,102
100,000	A1(h)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (a)(i)	100,677
180,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (a)(b)	183,840
		Lehman Brothers Holdings Inc.:
300,000	A+	Medium-Term Notes, Series H, 4.500% due 7/26/10 (a)	295,125
350,000	A+	Notes, 4.000% due 1/22/08 (a)	345,549
		Morgan Stanley:
940,000	A+	5.050% due 1/21/11 (a)	941,457

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.5% (continued)
$25,000	A+	6.750% due 4/15/11 (a)	$26,662
1,125,000	A+	Medium-Term Notes, 5.625% due 1/9/12 (a)	1,152,388
		Notes:
125,000	A+	5.800% due 4/1/07 (a)	125,130
60,000	A+	3.625% due 4/1/08 (a)	58,730

		Total Capital Markets	3,879,430

Chemicals - 0.0%
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08 (a)	24,926
		Lyondell Chemical Co., Senior Notes:
30,000	B+	8.000% due 9/15/14 (a)	31,088
15,000	B+	8.250% due 9/15/16 (a)	15,675
29,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16 (a)	28,420

		Total Chemicals	100,109

Commercial Banks - 2.3%
90,000	A+	Bank One Corp., Notes, 2.625% due 6/30/08 (a)	86,635
200,000	AA-	Banque Paribas NY, Subordinated Notes, 6.875% due 3/1/09 (a)	208,277
500,000	AAA	Depfa ACS Bank, Senior Notes, Series DTC, 3.625% due 10/29/08 (a)	488,497
425,000	AA-	Deutsche Bank AG NY, 5.370% due 3/15/07 (a)(b)	424,948
		Glitnir Banki HF:
270,000	A-	Notes, 6.330% due 7/28/11 (a)(i)	280,445
460,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(i)	480,301
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07 (a)(i)	192,710
415,000	AA	3.500% due 11/30/07 (a)(i)	408,269
		HSBC Bank USA:
1,575,000	AA	3.870% due 6/7/07 (a)	1,563,361
600,000	AA	Senior Notes, Series BKNT, 5.460% due 9/21/07 (a)(b)	600,700
690,000	A2(h)	Landsbanki Islands HF, 6.100% due 8/25/11 (a)(i)	707,634
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/13 (a)(b)(i)	19,844
40,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 10/21/16 (a)(b)(i)	39,303
2,400,000	AAA	Rabobank Nederland, Senior Notes, 5.394% due 1/15/09 (a)(b)(i)	2,401,680
70,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(i)	74,338
660,000	A	Royal Bank of Scotland Group PLC, 9.118% due 3/31/10 (a)	735,569
1,600,000	AA-	Santander US Debt SA, Notes, 5.428% due 2/6/09 (a)(b)(i)	1,602,475
400,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (a)(b)(i)	407,244
10,000	A-	Sumitomo Mitsui Banking Corp., New York, Subordinated Notes, 8.000% due 6/15/12 (a)	11,314
		SunTrust Banks Inc.:
265,000	A+	Deposit Notes, 4.415% due 6/15/09 (a)	259,391
		Senior Notes:
385,000	A+	3.625% due 10/15/07 (a)	379,605
145,000	A+	4.000% due 10/15/08 (a)	142,145
		U.S. Bancorp:
2,100,000	AA-	Medium Term Notes, 5.350% due 4/28/09 (a)(b)	2,102,014
160,000	AA-	Senior Medium-Term Notes, Series N, 3.950% due 8/23/07 (a)	158,523
550,000	AA	U.S. Bank National Association, Senior Bank Notes, 4.400% due 8/15/08 (a)	544,440
2,275,000	AA-	Wachovia Bank NA, Senior Notes, Series DPNT, 5.429% due 3/23/09 (a)(b)	2,276,501
275,000	AA-	Wachovia Bank North America, Senior Bank Notes, 4.375% due 8/15/08 (a)	271,847
230,000	A-	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (a)(b)	233,310
340,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	339,726
		Wells Fargo & Co.:
200,000	AA	Notes, 5.300% due 8/26/11 (a)	202,830

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Banks - 2.3% (continued)
		Senior Notes:
$25,000	AA	5.125% due 2/15/07 (a)	$24,985
420,000	AA	4.200% due 1/15/10 (a)	410,208
165,000	AA	4.625% due 8/9/10 (a)	163,325
510,000	AA	4.875% due 1/12/11 (a)	509,523
10,000	AA-	Subordinated Notes, 5.000% due 11/15/14 (a)	9,895

		Total Commercial Banks	18,761,812

Commercial Services & Supplies - 0.1%
27,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13 (a)	28,485
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12 (a)	195,443
40,000	BBB	7.375% due 5/15/29 (a)	46,705
100,000	BBB	Senior Notes, 7.750% due 5/15/32 (a)	121,552
25,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)(i)	27,344

		Total Commercial Services & Supplies	419,529

Consumer Finance - 0.9%
		Ford Motor Credit Co.:
100,000	B	Bonds, 7.375% due 2/1/11 (a)	98,901
		Notes:
300,000	B+	7.375% due 10/28/09 (a)	299,690
30,000	B	7.875% due 6/15/10 (a)	30,159
		Senior Notes:
2,600,000	B	5.800% due 1/12/09 (a)	2,541,243
674,000	B	10.640% due 6/15/11 (a)(b)(i)	719,729
85,000	B+	7.250% due 10/25/11 (a)	83,116
		General Motors Acceptance Corp.:
140,000	BB+	Medium-Term Notes, 4.375% due 12/10/07 (a)	137,695
		Notes:
130,000	BB+	6.125% due 8/28/07 (a)	129,976
100,000	BB+	5.125% due 5/9/08 (a)	98,758
220,000	BB+	7.750% due 1/19/10 (a)	230,471
2,230,000	BB+	Senior Notes, 5.850% due 1/14/09 (a)	2,226,775
360,000	BB+	GMAC LLC, 6.125% due 1/22/08 (a)	359,951
90,000	A	SLM Corp., Notes, CPI-Indexed, 4.940% due 4/1/09 (a)(b)	87,593
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08 (a)	106,178

		Total Consumer Finance	7,150,235

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (a)	9,950

Diversified Consumer Services - 0.1%
35,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)(i)	36,487
		Service Corp. International, Senior Notes:
1,200,000	BB-	6.500% due 3/15/08 (a)	1,207,500
40,000	BB-	7.000% due 6/15/17 (a)	40,000

		Total Diversified Consumer Services	1,283,987

Diversified Financial Services - 2.7%
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(i)	195,938
725,000	AA+	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07 (a)(i)	724,868
		Bank of America Corp.:
470,000	AA-	5.375% due 8/15/11 (a)	478,266

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 2.7% (continued)
		Subordinated Notes:
$850,000	A+	7.800% due 2/15/10 (a)	$920,555
50,000	A+	7.400% due 1/15/11 (a)	54,507
150,000	AA	Belvoir Land LLC, Series A-1, 5.270% due 12/15/47 (a)(i)	145,297
70,000	A	CIT Group Inc., Senior Notes, 7.750% due 4/2/12 (a)	77,991
680,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(i)	707,200
1,050,000	A	Export-Import Bank Of Korea, Notes, 5.590% due 10/4/11 (a)(b)(i)	1,051,002
		General Electric Capital Corp.:
2,430,000	AAA	5.000% due 11/15/11 (a)	2,436,785
2,400,000	AAA	Medium-Term Notes, 5.430% due 3/16/09 (a)(b)	2,402,105
		Medium-Term Notes, Series A:
105,000	AAA	3.450% due 7/16/07 (a)	103,878
145,000	AAA	4.250% due 1/15/08 (a)	143,671
3,130,000	AAA	5.424% due 1/15/08 (a)(b)	3,133,928
330,000	AAA	4.125% due 9/1/09 (a)	323,535
1,175,000	AAA	Notes, 3.500% due 8/15/07 (a)	1,162,189
		HSBC Finance Corp.:
		Notes:
100,000	AA-	4.750% due 5/15/09 (a)	99,484
585,000	AA-	4.125% due 11/16/09 (a)	570,051
50,000	AA-	6.375% due 10/15/11 (a)	52,802
		Senior Notes:
300,000	AA-	5.610% due 1/16/07 (a)(b)	300,737
20,000	AA-	8.000% due 7/15/10 (a)	21,943
270,000	A	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(b)(i)	278,352
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (a)(i)	229,790
		JPMorgan Chase & Co.:
210,000	A	5.150% due 10/1/15 (a)	208,736
500,000	A+	Senior Notes, 5.250% due 5/30/07 (a)	499,908
545,000	A	Subordinated Notes, 5.125% due 9/15/14 (a)	542,483
310,000	A-	JPMorgan Chase Capital XIII, Bonds, Series M, 6.317% due 9/30/34 (a)(b)	312,027
310,000	AAA	MassMutual Global Funding II, 2.550% due 7/15/08 (a)(i)	297,461
190,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (a)(b)	196,652
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (a)(i)	414,554
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09 (a)(i)	322,251
250,000	AA-	Pricoa Global Funding I, Secured Notes, 4.350% due 6/15/08 (a)(i)	246,625
205,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08 (a)(i)	200,423
130,000	AAA	TIAA Global Markets Inc., Senior Notes, 3.875% due 1/22/08 (a)(i)	127,970
410,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (a)(i)	433,981
225,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (a)(i)	222,023
2,400,000	A	Washington Mutual Bank, Notes, Series BKNT, 5.415% due 11/16/07 (a)(b)	2,402,474

		Total Diversified Financial Services	22,042,442

Diversified Telecommunication Services - 0.7%
70,000	A	BellSouth Corp., Notes, 4.750% due 11/15/12 (a)	68,314
295,000	BBB+	British Telecommunications PLC, Notes, 8.375% due 12/15/10 (a)	332,773
60,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15 (a)	59,550
20,000	BB+	Citizens Communications Co., Notes, 9.250% due 5/15/11 (a)	22,225
220,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	220,843
185,000	A-	Deutsche Telekom International Finance BV, Bonds, 8.250% due 6/15/30 (a)	235,274
50,000	A	GTE Corp., Debentures, 6.940% due 4/15/28 (a)	53,504
10,000	B+	Intelsat Bermuda Ltd., Senior Notes, 9.250% due 6/15/16 (a)(i)	10,750
300,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30 (a)	359,919

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 0.7% (continued)
		Qwest Communications International Inc.:
$20,000	B	7.250% due 2/15/11 (a)	$20,650
470,000	B	Senior Notes, 8.874% due 2/15/09 (a)(b)	477,638
		SBC Communications Inc., Notes:
800,000	A2(h)	4.214% due 6/5/07 (a)(i)	797,189
170,000	A	5.100% due 9/15/14 (a)	167,046
		Telecom Italia Capital SA:
30,000	BBB+	5.250% due 11/15/13 (a)	29,025
160,000	BBB+	4.950% due 9/30/14 (a)	150,336
960,000	BBB+	Notes, 5.250% due 10/1/15 (a)	909,573
70,000	BBB+	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34 (a)	65,635
160,000	BBB+	Telefonica Europe BV, 7.750% due 9/15/10 (a)	173,493
700,000	A	Verizon Communications Inc., Notes, 5.550% due 2/15/16 (a)	707,722
		Verizon Global Funding Corp., Notes:
5,000	A	6.875% due 6/15/12 (a)	5,411
165,000	A	7.375% due 9/1/12 (a)	182,971
165,000	A	Verizon Maryland Inc., Debentures, Series B, 5.125% due 6/15/33 (a)	139,488
340,000	A	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12 (a)	348,700

		Total Diversified Telecommunication Services	5,538,029

Electric Utilities - 0.6%
85,000	BB-	AES Corp., Secured Notes, 8.750% due 5/15/13 (a)(i)	91,375
30,000	BBB-	Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13 (a)	30,372
900,000	BBB(j)	DPL Inc., Senior Notes, 8.000% due 3/31/09 (a)	949,711
230,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	224,853
		FirstEnergy Corp., Notes:
40,000	BBB-	Series B, 6.450% due 11/15/11 (a)	42,197
735,000	BBB-	Series C, 7.375% due 11/15/31 (a)	869,567
185,000	A	Florida Power & Light Co., 4.950% due 6/1/35 (a)	171,042
245,000	BBB	Florida Power Corp., First Mortgage, 5.900% due 3/1/33 (a)	255,502
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11 (a)	5,270
40,000	BBB+	Midamerican Energy Holdings Co., Senior Notes, 5.875% due 10/1/12 (a)	41,265
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, Series G, 7.750% due 10/1/08 (a)	114,599
300,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	313,721
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11 (a)	872,885
125,000	A-	Public Service Electric & Gas Co., Medium-Term Notes, Series D, 5.250% due 7/1/35 (a)	118,183
300,000	BBB+	Scottish Power PLC, Notes, 4.910% due 3/15/10 (a)	298,045
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (a)(i)	170,897
250,000	BBB	Virginia Electric and Power Co., Medium-Term Notes, Series F, 5.730% due 11/25/08 (a)	252,002

		Total Electric Utilities	4,821,486

Electronic Equipment & Instruments - 0.0%
15,000	BB+	NXP BV/NXP Funding LLC, Senior Secured Bond, 7.875% due 10/15/14 (a)(i)	15,488

Energy Equipment & Services - 0.1%
		Halliburton Co.:
100,000	BBB+	Debentures, 7.600% due 8/15/96 (a)	119,880
450,000	BBB+	Senior Notes, 5.500% due 10/15/10 (a)	455,733
60,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14 (a)	62,550
18,000	B+	Southern Natural Gas Co., Notes, 8.000% due 3/1/32 (a)	21,137

		Total Energy Equipment & Services	659,300

Food & Staples Retailing - 0.1%
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08 (a)	563,870

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food Products - 0.0%
$160,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (a)	$163,562

Gas Utilities - 0.0%
30,000	B1(h)	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15 (a)	30,150
250,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16 (a)	260,210
60,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	58,500

		Total Gas Utilities	348,860

Health Care Providers & Services - 0.4%
50,000	BBB-	AmerisourceBergen Corp., 5.875% due 9/15/15 (a)	50,228
60,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	60,750
		HCA Inc.:
1,200,000	B-	6.950% due 5/1/12 (a)	1,208,932
120,000	B-	Debentures, 7.190% due 11/15/15 (a)	104,392
		Senior Notes:
30,000	B-	7.875% due 2/1/11 (a)	30,000
15,000	B-	6.300% due 10/1/12 (a)	13,669
450,000	B-	6.250% due 2/15/13 (a)	392,625
96,000	B-	6.500% due 2/15/16 (a)	79,920
		Senior Secured Notes:
260,000	BB-	9.250% due 11/15/16 (a)(i)	272,675
150,000	BB-	9.625% due 11/15/16 (a)(i)	157,875
49,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15 (a)	48,143
		Tenet Healthcare Corp., Senior Notes:
76,000	CCC+	6.375% due 12/1/11 (a)	70,110
621,000	CCC+	9.875% due 7/1/14 (a)	625,657
150,000	BBB+	WellPoint Inc., Notes, 5.950% due 12/15/34 (a)	152,990

		Total Health Care Providers & Services	3,267,966

Hotels, Restaurants & Leisure - 0.1%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14 (a)	24,906
80,000	B+	7.125% due 2/1/16 (a)	79,600
200,000	BB-	Caesars Entertainment Inc., Senior Subordinated Notes, 9.375% due 2/15/07 (a)	201,750
10,000	BB	Hilton Hotels Corp., Notes, 7.625% due 5/15/08 (a)	10,288
30,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	32,100
		Mandalay Resort Group:
20,000	BB	Debentures, 7.000% due 11/15/36 (a)	20,450
10,000	BB	Senior Notes, 9.500% due 8/1/08 (a)	10,612
200,000	B+	Senior Subordinated, Notes, Series B, 10.250% due 8/1/07 (a)	206,500
		MGM MIRAGE Inc.:
		Senior Notes:
35,000	BB	8.500% due 9/15/10 (a)	37,537
50,000	BB	6.750% due 9/1/12 (a)	49,625
50,000	BB	6.625% due 7/15/15 (a)	48,312
6,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07 (a)	6,135
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,000	B	6.375% due 7/15/09 (a)	2,003
10,000	B	8.000% due 4/1/12 (a)	10,450
20,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11 (a)	21,350
30,000	BBB-	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.375% due 5/1/07 (a)	30,194

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.1% (continued)
		Station Casinos Inc.:
		Senior Notes:
$28,000	BB-	6.000% due 4/1/12 (a)	$27,020
5,000	BB-	7.750% due 8/15/16 (a)	5,169
		Senior Subordinated Notes:
20,000	B+	6.875% due 3/1/16 (a)	18,750
35,000	B+	6.625% due 3/15/18 (a)	32,025

		Total Hotels, Restaurants & Leisure	874,776

Household Durables - 0.2%
10,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12 (a)	10,300
1,700,000	BBB	Pulte Homes Inc., Senior Notes, 6.250% due 2/15/13 (a)	1,748,766

		Total Household Durables	1,759,066

Household Products - 0.1%
20,000	CCC+	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	20,550
500,000	A-	Clorox Co., Senior Notes, 5.515% due 12/14/07 (a)(b)	500,986

		Total Household Products	521,536

Independent Power Producers & Energy Traders - 0.1%
50,000	BBB	Duke Energy Corp., Notes, 6.250% due 1/15/12 (a)	52,610
70,000	B-	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12 (a)	73,675
80,000	B-	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14 (a)	80,200
20,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15 (a)	20,952
		TXU Corp., Senior Notes:
110,000	BB+	Series P, 5.550% due 11/15/14 (a)	106,246
540,000	BB+	Series R, 6.550% due 11/15/34 (a)	523,857

		Total Independent Power Producers & Energy Traders	857,540

Industrial Conglomerates - 0.2%
150,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13 (a)	150,118
		Tyco International Group SA:
530,000	BBB+	6.375% due 10/15/11 (a)	560,012
		Notes:
420,000	BBB+	6.000% due 11/15/13 (a)	440,253
236,000	BBB+	6.875% due 1/15/29 (a)	271,731

		Total Industrial Conglomerates	1,422,114

Insurance - 0.2%
50,000	AA+	ASIF Global Financing XIX, 4.900% due 1/17/13 (a)(i)	49,449
		Berkshire Hathaway Finance Corp.:
190,000	AAA	4.125% due 1/15/10 (a)	185,898
245,000	AAA	4.750% due 5/15/12 (a)	242,717
500,000	AAA	Notes, 3.400% due 7/2/07 (a)	495,050
400,000	AA	Met Life Global Funding I, Notes, 3.375% due 10/5/07 (a)(i)	391,072
200,000	AA	Monumental Global Funding III, Secured Notes, Series A, 5.200% due 1/30/07 (a)(i)	199,924

		Total Insurance	1,564,110

IT Services - 0.0%
110,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	115,426
50,000	B-	Sungard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	52,687

		Total IT Services	168,113

Media - 0.7%
20,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	22,175
385,000	BBB+	AOL Time Warner Inc., Debentures, 7.700% due 5/1/32 (a)	447,063
30,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35 (a)(i)	30,766

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 0.7% (continued)
		Clear Channel Communications Inc.:
$100,000	BB+	Bonds, 4.900% due 5/15/15 (a)	$81,305
310,000	BB+	Notes, 5.500% due 9/15/14 (a)	265,153
		Senior Notes:
10,000	BB+	4.625% due 1/15/08 (a)	9,912
10,000	BB+	6.250% due 3/15/11 (a)	9,709
30,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	34,566
210,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (a)	257,403
		Comcast Corp.:
		Notes:
350,000	BBB+	6.500% due 1/15/15 (a)	370,634
30,000	BBB+	6.500% due 1/15/17 (a)	31,858
80,000	BBB+	7.050% due 3/15/33 (a)	88,352
350,000	BBB+	6.450% due 3/15/37 (a)	361,556
450,000	BBB+	Senior Unsecured, 6.500% due 11/15/35 (a)	468,904
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08 (a)	155,816
		CSC Holdings Inc.:
4,000	B+	Senior Debentures, 7.875% due 2/15/18 (a)	4,050
65,000	B+	Senior Notes, Series B, 7.625% due 4/1/11 (a)	66,544
70,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (a)	73,062
		EchoStar DBS Corp., Senior Notes:
50,000	BB-	6.625% due 10/1/14 (a)	48,625
50,000	BB-	7.125% due 2/1/16 (a)	49,875
65,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14 (a)	71,988
		Lamar Media Corp., Senior Subordinated Notes:
40,000	B	7.250% due 1/1/13 (a)	40,400
50,000	B	6.625% due 8/15/15 (a)(i)	48,813
		Liberty Media Corp.:
10,000	BB+	5.700% due 5/15/13 (a)	9,572
640,000	BB+	Senior Notes, 7.875% due 7/15/09 (a)	672,167
		News America Holdings Inc., Senior Debentures:
125,000	BBB	8.500% due 2/23/25 (a)	152,331
140,000	BBB	8.150% due 10/17/36 (a)	172,735
		News America Inc.:
315,000	BBB	7.625% due 11/30/28 (a)	364,521
195,000	BBB	6.200% due 12/15/34 (a)	195,124
20,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11 (a)	20,575
70,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15 (a)	71,400
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12 (a)	10,350
5,000	B	Sun Media Corp., 7.625% due 2/15/13 (a)	5,100
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24 (a)	141,262
50,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33 (a)	62,266
		Time Warner Inc.:
275,000	BBB+	6.875% due 5/1/12 (a)	293,965
115,000	BBB+	Senior Notes, 7.625% due 4/15/31 (a)	132,160
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13 (a)	319,328
190,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (a)	191,779

		Total Media	5,853,164

Metals & Mining - 0.1%
100,000	A	Corporacion Nacional del Cobre, Senior Notes, 4.750% due 10/15/14 (a)(i)	96,620
250,000	BBB	Teck Cominco Ltd., 6.125% due 10/1/35 (a)	250,952

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Metals & Mining - 0.1% (continued)
$470,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (a)	$482,282

		Total Metals & Mining	829,854

Multi-Utilities - 0.1%
		Dominion Resources Inc.:
80,000	BBB	Notes, 4.750% due 12/15/10 (a)	78,916
135,000	BBB	Remarketable Notes, Series E, 7.195% due 9/15/14 (a)	150,345
330,000	BBB	Senior Notes, 5.700% due 9/17/12 (a)	338,022
175,000	BBB	Series D, 5.125% due 12/15/09 (a)	175,109
225,000	BBB	Energy East Corp., 6.750% due 7/15/36 (a)	246,358

		Total Multi-Utilities	988,750

Multiline Retail - 0.1%
80,000	BBB	Federated Department Stores Inc., Bonds, 6.790% due 7/15/27 (a)	82,745
20,000	BBB-	J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37 (a)	23,184
		May Department Stores Co.:
110,000	BBB	7.875% due 3/1/30 (a)	130,447
125,000	BBB	Debenture, 8.750% due 5/15/29 (a)	159,996
300,000	A+	Target Corp., Notes, 5.400% due 10/1/08 (a)	302,263

		Total Multiline Retail	698,635

Office Electronics - 0.0%
40,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17 (a)	42,735

Oil, Gas & Consumable Fuels - 1.3%
510,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (a)	586,433
1,635,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (a)	1,737,546
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15 (a)	347,051
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11 (a)	874,884
40,000	AA+	Notes, 5.900% due 4/15/09 (a)	40,845
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06 (a)	19,965
		Chesapeake Energy Corp., Senior Notes:
40,000	BB	6.375% due 6/15/15 (a)	39,100
30,000	BB	6.250% due 1/15/18 (a)	28,538
380,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (a)	375,297
80,000	A-	Conoco Funding Co., 7.250% due 10/15/31 (a)	97,778
355,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	417,426
300,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (a)	378,709
		El Paso Corp., Medium-Term Notes:
700,000	B	6.950% due 12/15/07 (a)	710,500
504,000	B	7.800% due 8/1/31 (a)	536,760
355,000	B	7.750% due 1/15/32 (a)	378,075
9,000	B+	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32 (a)	10,862
190,000	A-	EnCana Corp., Bonds, 6.300% due 11/1/11 (a)	198,468
965,000	BBB-	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	1,187,320
		Kinder Morgan Energy Partners LP:
300,000	BBB+	6.750% due 3/15/11 (a)	314,962
70,000	BBB+	Senior Notes, 6.300% due 2/1/09 (a)	71,297
30,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13 (a)	30,788
39,000	BB	Peabody Energy Corp., Series B, 6.875% due 3/15/13 (a)	39,683
370,000	BBB	Pemex Project Funding Master Trust, 7.375% due 12/15/14 (a)	409,775
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22 (a)(i)	12,632
30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17 (a)(i)	29,700
45,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (a)	43,312
90,000	AAA	Seariver Maritime Financial Holdings, zero coupon bond to yield 3.906% due 9/1/12 (a)	67,467

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.3% (continued)
$25,000	B1(h)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(i)	$25,375
500,000	B	Sonat Inc., 6.750% due 10/1/07 (a)	505,000
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11 (a)	52,981
30,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12 (a)	31,551
50,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12 (a)	54,000
		Williams Cos. Inc.:
95,000	BB-	Debentures, Series A, 7.500% due 1/15/31 (a)	98,325
385,000	BB-	Notes, 8.750% due 3/15/32 (a)	434,087
130,000	BB-	Senior Notes, 7.750% due 6/15/31 (a)	135,850
		XTO Energy Inc., Senior Notes:
540,000	BBB	7.500% due 4/15/12 (a)	593,607
30,000	BBB	6.250% due 4/15/13 (a)	31,417

		Total Oil, Gas & Consumable Fuels	10,947,366

Paper & Forest Products - 0.1%
1,000	B	Georgia-Pacific Corp., Notes, 8.125% due 5/15/11 (a)	1,053
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	756,035

		Total Paper & Forest Products	757,088

Pharmaceuticals - 0.1%
1,200,000	BBB	Cardinal Health Inc., Bonds, 5.640% due 10/2/09 (a)(b)(i)	1,201,201

Real Estate Investment Trusts (REITs) - 0.4%
225,000	BBB+	AvalonBay Communities Inc., Medium-Term Notes, 5.000% due 8/1/07 (a)	224,347
650,000	A-	ERP Operating LP, Notes, 6.625% due 3/15/12 (a)	694,084
		Forest City Enterprises Inc., Senior Notes:
10,000	BB-	7.625% due 6/1/15 (a)	10,250
19,000	BB-	6.500% due 2/1/17 (a)	18,478
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12 (a)	10,033
		Host Marriott LP:
		Senior Notes:
1,220,000	BB	Series I, 9.500% due 1/15/07 (a)	1,224,575
30,000	BB	Series Q, 6.750% due 6/1/16 (a)	30,263
2,000	BB	Series G, 9.250% due 10/1/07	2,065
300,000	BBB	iStar Financial Inc., Senior Notes, 5.800% due 3/15/11 (a)	303,934
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13 (a)	307,762
		Ventas Realty LP/Ventas Capital Corp.:
10,000	BB+	8.750% due 5/1/09 (a)	10,650
30,000	BB+	6.750% due 6/1/10 (a)	30,900
30,000	BB+	9.000% due 5/1/12 (a)	34,012
20,000	BB+	Senior Notes, 7.125% due 6/1/15 (a)	20,900

		Total Real Estate Investment Trusts (REITs)	2,922,253

Road & Rail - 0.2%
1,200,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07 (a)	1,210,051
27,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12 (a)	28,418
10,000	B-	Kansas City Southern Railway, 9.500% due 10/1/08 (a)	10,513
		Norfolk Southern Corp., Senior Notes:
20,000	BBB+	6.750% due 2/15/11 (a)	21,254
105,000	BBB+	7.250% due 2/15/31 (a)	128,000
		Union Pacific Corp., Notes:
45,000	BBB	6.650% due 1/15/11 (a)	47,416
140,000	BBB	5.375% due 5/1/14 (a)	141,368

		Total Road & Rail	1,587,020

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Software - 0.1%
$900,000	A-	Oracle Corp., Notes, 5.000% due 1/15/11 (a)	$899,455

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11 (a)	30,900

Thrifts & Mortgage Finance - 0.0%
320,000	A	Countrywide Home Loans Inc., 5.530% due 2/27/08 (a)(b)	320,397

Tobacco - 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27 (a)	375,638
235,000	BBB	Notes, 7.000% due 11/4/13 (a)	259,545
85,000	BB	Reynolds American Inc., Secured Notes, 7.250% due 6/1/12 (a)(i)	89,684

		Total Tobacco	724,867

Wireless Telecommunication Services - 0.4%
55,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (a)	62,587
		Nextel Communications Inc., Senior Notes:
60,000	BBB+	Series D, 7.375% due 8/1/15 (a)	62,011
700,000	BBB+	Series E, 6.875% due 10/31/13 (a)	716,488
15,000	BBB+	Series F, 5.950% due 3/15/14 (a)	14,759
10,000	BB+	Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14 (a)	10,087
		Sprint Capital Corp.:
100,000	BBB+	6.125% due 11/15/08 (a)	101,638
		Notes:
410,000	BBB+	6.000% due 1/15/07 (a)	410,029
270,000	BBB+	8.750% due 3/15/32 (a)	339,057
		Vodafone Group PLC:
		Notes:
1,250,000	A-	5.427% due 6/29/07 (a)(b)	1,250,214
390,000	A-	3.950% due 1/30/08 (a)	384,652
160,000	A-	Senior Notes, 7.750% due 2/15/10 (a)	172,111

		Total Wireless Telecommunication Services	3,523,633

		TOTAL CORPORATE BONDS & NOTES (Cost - $115,739,204)	116,980,838

MUNICIPAL BONDS(a) - 0.6%
Illinois - 0.1%
170,000	AAA	Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 6.769% due 1/1/14 (b)	188,238
210,000	AA	Illinois State GO, 5.100% due 6/1/33	206,921

		Total Illinois	395,159

New York - 0.0%
130,000	AA+	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 6.768% due 12/15/13 (b)	146,693

Oregon - 0.1%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield 4.168% due 6/30/09	529,824

Texas - 0.0%
345,000	AA	Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	341,070

Virginia - 0.4%
1,300,000	BBB	Tobacco Settlement Financing Corp., Asset Backed, 5.625% due 6/1/37	1,382,433

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia - 0.4% (continued)
$2,017,710	AAA	Virginia State Housing Development Authority, Series C, 6.000% due 6/25/34	$2,018,053

		Total Virginia	3,400,486

		TOTAL MUNICIPAL BONDS (Cost - $4,630,829)	4,813,232

SOVEREIGN BONDS(a) - 1.1%
Brazil - 0.2%
		Federative Republic of Brazil:
70,000	BB	8.875% due 4/15/24	86,800
101,000	BB	10.125% due 5/15/27	140,264
433,000	BB	11.000% due 8/17/40	575,998
		Collective Action Securities:
25,000	BB	7.875% due 3/7/15	28,013
350,000	BB	8.750% due 2/4/25	429,625

		Total Brazil	1,260,700

Canada - 0.0%
170,000	AA	Ontario Province of Canada, 3.500% due 9/17/07	167,767

China - 0.1%
1,000,000	AA	Hong Kong Government International Bond, 5.125% due 8/1/14 (i)	1,012,243

Colombia - 0.0%
		Republic of Colombia:
49,000	BB	11.750% due 2/25/20	70,438
100,000	BB	7.375% due 9/18/37	104,500

		Total Colombia	174,938

Mexico - 0.3%
		United Mexican States:
580,000	BBB	11.500% due 5/15/26	938,150
		Medium-Term Notes:
160,000	BBB	5.625% due 1/15/17	160,960
330,000	BBB	8.300% due 8/15/31	424,710
		Series A:
275,000	BBB	6.375% due 1/16/13	290,400
25,000	BBB	8.000% due 9/24/22	30,612
380,000	BBB	7.500% due 4/8/33	451,155

		Total Mexico	2,295,987

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Panama - 0.0%
			Republic of Panama:
$31,000		BB	9.375% due 4/1/29	$41,540
19,000		BB	6.700% due 1/26/36	19,584

			Total Panama	61,124

Russia - 0.3%
2,140,000		BBB+	Russian Federation, 5.000% due 3/31/30	2,435,587

South Korea - 0.0%
20,000		A	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (i)	20,058

United Kingdom - 0.2%
900,000	GBP	AAA	United Kingdom Treasury Notes, 4.250% due 3/7/11	1,733,968

			TOTAL SOVEREIGN BONDS (Cost - $8,358,828)	9,162,372

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.5%
U.S. Government Agencies - 3.8%
240,000			Federal Agricultural Mortgage Corp. (FAMC), 4.250% due 7/29/08 (a)	237,860
400,000			Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12 (a)	403,213
			Federal Home Loan Bank (FHLB):
580,000			5.125% due 6/13/08 (a)	583,030
1,720,000			Global Bonds, 5.500% due 7/15/36 (a)	1,878,882
770,000			Federal Home Loan Bank Global Bond, 4.800% due 2/15/07 (a)	769,330
			Federal Home Loan Bank System (FHLB):
70,000			3.500% due 11/15/07 (a)	69,012
30,000			3.625% due 11/14/08 (a)	29,364
			Federal Home Loan Mortgage Corp. (FHLMC):
2,125,000			4.000% due 7/13/07 (a)	2,110,348
1,120,000			4.375% due 11/16/07 (a)	1,113,206
1,610,000			4.750% due 1/18/11 (a)	1,613,123
850,000			6.750% due 3/15/31 (a)	1,072,925
470,000			5.625% due 11/23/35 (a)	468,163
			Federal National Mortgage Association (FNMA):
60,000			2.710% due 1/30/07 (a)	59,757
2,100,000			4.250% due 9/15/07 (a)	2,086,468
1,500,000			3.250% due 11/15/07 (a)	1,475,365
3,260,000			4.000% due 1/26/09 (a)	3,207,684
2,600,000			3.740% due 2/24/09 (a)	2,543,440
6,388,901			5.500% due 11/1/34 (a)	6,378,260
510,851			5.500% due 2/1/35 (a)	510,000
664,005			4.500% due 3/1/35 (a)	632,105
1,050,000			Notes, 4.625% due 10/15/13 (a)	1,044,454
			Subordinated Notes:
670,000			5.250% due 8/1/12 (a)	681,265
2,075,000			5.125% due 1/2/14 (a)	2,104,324

			Total U.S. Government Agencies	31,071,578

U.S. Government Obligations - 17.7%
			U.S. Treasury Bonds:
1,800,000			9.125% due 5/15/18 (a)	2,529,563
150,000			9.000% due 11/15/18 (a)	210,879
1,900,000			8.125% due 8/15/19 (a)	2,541,250
2,330,000			8.500% due 2/15/20 (a)	3,220,498
7,455,000			8.750% due 8/15/20 (a)	10,552,321

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 17.7% (Continued)
$1,540,000	8.000% due 11/15/21 (a)	$2,092,837
11,075,000	6.250% due 8/15/23 (a)	13,097,926
665,000	6.000% due 2/15/26 (a)	776,284
1,865,000	6.750% due 8/15/26 (a)	2,360,974
2,990,000	6.125% due 11/15/27 (a)	3,575,155
500,000	5.375% due 2/15/31 (a)	554,454
4,845,000	4.500% due 2/15/36 (a)	4,798,444
	U.S. Treasury Notes:
600,000	3.125% due 1/31/07	598,289
160,000	2.250% due 2/15/07 (a)	159,106
6,010,000	3.750% due 3/31/07 (a)	5,986,056
7,400,000	2.750% due 8/15/07	7,289,296
5,200,000	4.375% due 12/31/07 (a)	5,175,628
1,400,000	4.625% due 3/31/08 (a)	1,398,086
3,070,000	3.750% due 5/15/08 (a)	3,030,667
100,000	5.000% due 7/31/08 (a)	100,551
700,000	3.250% due 1/15/09 (a)	681,844
210,000	4.500% due 2/15/09 (a)	209,738
40,000	3.875% due 5/15/09 (a)	39,403
40,000	4.000% due 6/15/09 (a)	39,525
100,000	3.625% due 7/15/09 (a)	97,879
3,885,000	3.500% due 8/15/09 (a)	3,787,572
1,000,000	3.375% due 10/15/09	970,196
3,400,000	3.500% due 12/15/09	3,306,769
600,000	3.625% due 1/15/10	585,211
50,000	4.000% due 4/15/10 (a)	49,293
1,400,000	4.125% due 8/15/10 (a)	1,384,579
1,100,000	3.875% due 9/15/10	1,078,473
11,000,000	4.250% due 10/15/10	10,926,102
1,000,000	4.500% due 11/15/10	1,002,071
1,560,000	4.250% due 1/15/11 (a)	1,548,484
1,300,000	4.750% due 3/31/11	1,315,387
900,000	4.875% due 5/31/11 (a)	915,856
100,000	4.875% due 7/31/11	101,805
50,000	4.625% due 10/31/11 (a)	50,395
6,000,000	4.250% due 11/15/13	5,933,442
8,100,000	4.000% due 2/15/14	7,879,470
3,090,000	4.250% due 11/15/14 (a)	3,049,688
2,820,000	4.500% due 11/15/15 (a)	2,829,255
3,790,000	5.125% due 5/15/16 (a)	3,981,278
16,570,000	4.875% due 8/15/16 (a)	17,096,230
3,075,000	4.625% due 11/15/16 (a)	3,116,322
	U.S. Treasury Strip Principal (STRIPS):
1,825,000	Zero coupon bond to yield 4.835% due 11/15/21 (a)	907,027
2,000,000	Zero coupon bond to yield 5.396% due 11/15/24 (a)	863,930
1,120,000	Zero coupon bond to yield 4.773% due 11/15/27 (a)	424,818

	Total U.S. Government Obligations	144,220,306

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $172,792,347)	175,291,884

U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.4%
	U.S. Treasury Bonds, Inflation Indexed:
25,131,182	3.375% due 1/15/07	24,947,624
531,674	2.000% due 1/15/16 (a)	524,634
183,020	2.375% due 1/15/25 (a)	189,312

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.4%
$3,241,168	2.000% due 1/15/26 (a)	$3,175,080
	U.S. Treasury Notes, Inflation Indexed:
10,130,913	3.625% due 1/15/08	10,212,436
964,080	0.875% due 4/15/10 (a)	919,228
3,557,952	2.375% due 4/15/11 (a)	3,578,663
2,646,855	2.000% due 1/15/14 (a)	2,614,907
10,766	2.000% due 7/15/14 (a)	10,638
417,324	1.875% due 7/15/15 (a)	408,163
5,798,042	2.500% due 7/15/16 (a)	5,974,476

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $52,589,325)	52,555,161

SHARES
COMMON STOCK - 0.0%
INDUSTRIALS - 0.0%
Airlines - 0.0%
340,218	US Airways Group, Inc., Liquidating Trust, Certificate of Beneficial Interest (f)(g)* (Cost - $0)	0

CONVERTIBLE PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
21,900	General Motors Corp., Senior Debentures, Series A, 4.500% due 3/6/32 (a)	551,004
3,500	General Motors Corp., Senior Debentures, Series B, 5.250% due 3/6/32 (a)	72,695

	TOTAL CONSUMER DISCRETIONARY	623,699

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35	McLeodUSA Inc., 2.500% due 4/18/12 (f)(g)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $580,804)	623,699

PREFERRED STOCKS(a) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100	Home Ownership Funding II, 2.567% (g)(i)*	18,926

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
41	Fresenius Medical Care Capital Trust II, 7.875%	42,128

	TOTAL PREFERRED STOCKS (Cost - $106,495)	61,054

CONTRACTS
PURCHASED OPTIONS - 0.3%
45	Eurodollar Futures, Call @ $94.63, expires 12/18/06 (a)	2,531
15	Eurodollar Futures, Call @ $95.00, expires 9/17/07 (a)	13,875
22,500,000	Eurodollar Futures, Put @ $88.00, expires 2/5/07	158
140	Eurodollar Futures, Put @ $90.25, expires 9/17/07	875
90	Eurodollar Futures, Put @ $91.25, expires 12/17/07	563
181	Eurodollar Futures, Put @ $91.25, expires 6/18/07	1,131
73	Eurodollar Futures, Put @ $91.75, expires 12/17/07	456
138	Eurodollar Futures, Put @ $91.75, expires 12/19/06	862
90	Eurodollar Futures, Put @ $91.75, expires 9/17/07	563
69	Eurodollar Futures, Put @ $92.00, expires 12/18/06	431
134	Eurodollar Futures, Put @ $92.00, expires 3/19/07	837
356	Eurodollar Futures, Put @ $94.13, expires 12/18/06	2,225
100	Eurodollar Futures, Put @ $94.38, expires 12/18/06	625
152	Eurodollar Midcurve 1 Year Futures, Call @ $95.00, expires 9/14/2007 (a)	217,550

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

CONTRACTS		SECURITY	VALUE
PURCHASED OPTIONS (a) - 0.3%
597		Eurodollar Midcurve 1 Year Futures, Call @ $95.25, expires 9/14/07	623,119
22,000,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 1/22/07	3,278
14,600,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 3/8/07	$65,715
4,600,000		Swaption, 3 Month LIBOR, 5.08% fixed rate, Call @ $5.08, expires 4/19/07	30,337
10,000,000		Swaption, 3 Month LIBOR, 5.25% fixed rate, Call @ $5.25, expires 6/7/07	100,610
20,300,000		Swaption, 3 Month LIBOR, 5.25% fixed rate, Call @ $5.25, expires 7/2/07	213,272
22,300,000		Swaption, 3 Month LIBOR, 5.37% fixed rate, Call @ $5.37, expires 7/2/07	274,424
16,000,000		Swaption, 3 Month LIBOR, 5.50% fixed rate, Call @ $5.50, expires 6/30/07	229,248
20,000,000		Swaption, LIBOR, 4.90% fixed rate, Call @ $4.90, expires 7/2/07	118,181
13,300,000		Swaption, LIBOR, 5.00% fixed rate, Call @ $5.00, expires 12/20/07	124,557
6,300,000	GBP	Swaption, LIBOR, 5.00% fixed rate, Call @ $5.00, expires 6/6/07	95,000
11,900,000		U.S. Dollar vs. Japanese Yen, 8.50% fixed rate, Call @ $8.50, expires 3/20/07	0

		TOTAL PURCHASED OPTIONS (Cost - $1,354,516)	2,120,423

WARRANT
WARRANT - 0.0%
77		McLeodUSA Inc., Expires 4/16/07(f)(g)* (Cost - $0)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $890,698,261)	897,308,306

FACE AMOUNT†
SHORT-TERM INVESTMENTS (a) - 15.6%
Certificates of Deposit (Yankee) - 0.3%
$1,200,000		Royal Bank of Scotland NY, 5.270% due 9/14/07	1,199,965
1,100,000		Viacom Inc., 5.590% due 3/22/07	1,100,000

		Total Certificates of Deposit (Yankee) (Cost - $2,299,965)	2,299,965

Commercial Paper - 0.1%
1,100,000		Time Warner Inc., 5.494% due 1/25/07 (k) (Cost - $1,090,942)	1,090,942

Sovereign Bonds - 7.5%
5,340,000	EUR	Bundesobligation, Bonds, Series 139, 4.000% due 2/16/07	7,085,855
9,456,000	EUR	Dutch Treasury Certificate, zero coupon bond to yield 3.238% due 12/15/06	12,526,533
		France Treasury Bills:
7,330,000	EUR	3.266% due 12/28/06	9,695,700
16,930,000	EUR	3.535% due 2/8/07	22,304,302
2,800,000	EUR	Zero coupon bond to yield 3.040% due 12/7/06	3,710,900
2,920,000	EUR	Zero coupon bond to yield 3.202% due 12/14/06	3,867,499
600,000	EUR	German Treasury Bills, Series 0706, zero coupon bond to yield 3.143% due 1/17/07	792,368
1,300,000		Government of Canada, 5.142% due 12/15/06	1,297,432

		Total Sovereign Bonds (Cost - $58,832,511)	61,280,589

U.S. Government Agency - 0.1%
300,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (k) (Cost - $291,417)	291,459

U.S. Government Obligation - 0.1%
725,000		U.S. Treasury Bills, 4.869% due 12/14/06 (k)(l) (Cost - $723,741)	723,741

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Repurchase Agreement - 7.5%
61,350,000	State Street Bank & Trust Co., dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $61,358,248; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22, Market value - $62,587,129) (Cost - $61,350,000)	61,350,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $124,588,576)	127,036,696

	TOTAL INVESTMENTS - 125.7% (Cost - $1,015,286,837#)	1,024,345,002
	Liabilities in Excess of Other Assets - (25.7)%	(209,479,347)

	TOTAL NET ASSETS - 100.0%	$814,865,655

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options, swap contracts, foreign currency contracts, TBA’s, mortgage dollar rolls and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(c)	Interest only security.

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(e)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Rating by Moody’s Investors Service.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(j)	Rating by Fitch Ratings Service.

(k)	Rate shown represents yield-to-maturity.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 88 and 89 for definitions of ratings.

Abbreviations used in this schedule:

CPI	— Consumer Price Index
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
PFA	— Public Facilities Authority
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Summary of Investments by Security Type ##

Mortgage-Backed Securities	33.0%
U.S.Government & Agency Obligations	17.1
Collateralized Mortgage Obligations	13.6
Corporate Bonds & Notes	11.4
Asset-Backed Securities	5.7
U.S. Treasury Inflation Protected Securities	5.1
Sovereign Bonds	4.6
Municipal Bonds	0.5
Purchased Options	0.2
Convertible Preferred Stocks	0.1
Preferred Stocks	0.0	**
Warrant	0.0	**
Common Stocks	0.0	**
Short-Term Investments	8.7

	100.0%

##	As a percentage of total investments.

**	Amount represents less than 0.1%.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
45	Eurodollar Futures, Call	12/18/06	$94.75	$281
1,800,000GBP	Swaption, LIBOR, 4.85% fixed rate Call	6/6/07	4.85	3,115
8,700,000	Swaption, LIBOR, 5.00% fixed rate Call	7/2/07	5.00	133,109
5,800,000	Swaption, LIBOR, 5.15% fixed rate Call	12/20/07	5.15	132,329
9,500,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	1/22/07	4.56	9,557
6,200,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	78,858
2,000,000	Swaption, 3 Month LIBOR, 5.22% fixed rate Call	4/19/07	5.22	40,398
4,000,000	Swaption, 3 Month LIBOR, 5.34% fixed rate Call	6/7/07	5.34	102,916
8,800,000	Swaption, 3 Month LIBOR, 5.37% fixed rate Call	7/2/07	5.37	240,407
7,300,000	Swaption, 3 Month LIBOR, 5.50% fixed rate Call	7/2/07	5.50	292,591
6,900,000	Swaption, 3 Month LIBOR, 5.60% fixed rate Call	6/30/07	5.60	247,462
59	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	110.00	30,422
89	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	111.00	25,031
60	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	4,688
59	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	107.00	11,063

	TOTAL OPTIONS WRITTEN			$1,352,227

	(Premiums received - $747,171)

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY			Value
	Federal National Mortgage Association (FNMA)
$8,000,000	5.000% due 12/12/36***			$7,817,504
5,400,000	5.500% due 12/12/36***			5,381,435
2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09			2,697,094

	TOTAL OPEN SHORT SALES			$15,896,033

	(Proceeds - $15,766,405)

***	This security is traded on to-be-announced (“TBA”) basis (See Note 1).

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.6%
Aerospace & Defense - 1.0%
$220,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$218,350
240,000	BB	Bombardier Inc., Notes, 6.300% due 5/1/14 (a)	222,600
360,000	B	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	372,600
205,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	199,875

		Total Aerospace & Defense	1,013,425

Airlines - 0.8%
180,000	CCC+	Continental Airlines Inc., Notes, 8.750% due 12/1/11	182,025
305,000	D	Northwest Airlines Inc., Senior Notes, 8.875% due 6/1/06 (b)	256,963
352,303	BB+	United Airlines Inc., Pass-Through Certificates, Series 2000-2, Senior Secured, 7.032% due 10/1/10	358,688

		Total Airlines	797,676

Auto Components - 0.7%
300,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	297,000
50,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	55,125
		Visteon Corp., Senior Notes:
141,000	CCC+	8.250% due 8/1/10	137,828
205,000	CCC+	7.000% due 3/10/14	180,400

		Total Auto Components	670,353

Automobiles - 0.8%
		Ford Motor Co.:
300,000	CCC+	Debentures, 8.875% due 1/15/22	263,250
15,000	CCC+	Notes, 7.450% due 7/16/31	11,944
		General Motors Corp.:
115,000	B-	Notes, 7.200% due 1/15/11	109,968
440,000	B-	Senior Debentures, 8.375% due 7/15/33	403,150
25,000	B	United Auto Group Inc., Senior Subordinated Bonds, 7.750% due 12/15/16 (a)	25,000

		Total Automobiles	813,312

Biotechnology - 0.2%
180,000	B-	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	163,350

Building Products - 1.0%
		Associated Materials Inc.:
235,000	CCC	Senior Discount Notes, step bond to yield 10.559% due 3/1/14	151,575
55,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	56,512
110,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	117,975
145,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	140,650
270,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.536% due 3/1/14	187,650
		U.S. Concrete Inc.:
150,000	B-	8.375% due 4/1/14 (a)	146,250
220,000	B-	Senior Subordinated Notes, 8.375% due 4/1/14	214,500

		Total Building Products	1,015,112

Capital Markets - 0.4%
		E*TRADE Financial Corp., Senior Notes:
160,000	BB-	7.375% due 9/15/13	165,200
276,000	BB-	7.875% due 12/1/15	293,940

		Total Capital Markets	459,140

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 1.3%
$15,000	B+	ARCO Chemical Co., Debentures, 10.250% due 11/1/10	$16,725
15,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	14,813
		Lyondell Chemical Co.:
		Senior Notes:
50,000	B+	8.000% due 9/15/14	51,812
275,000	B+	8.250% due 9/15/16	287,375
95,000	BB	Senior Secured Notes, 10.500% due 6/1/13	104,975
480,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	458,400
397,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	389,060

		Total Chemicals	1,323,160

Commercial Services & Supplies - 1.7%
25,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	25,750
345,000	B-	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	331,200
767,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	809,185
260,000	B-	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (a)	264,550
265,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	289,844

		Total Commercial Services & Supplies	1,720,529

Communications Equipment - 0.5%
25,000	CCC+	Hawaiian Telcom Communications Inc., Senior Notes, Series B, 10.886% due 5/1/13 (c)	25,125
300,000	B-	Nortel Networks Ltd., Senior Notes, 10.125% due 7/15/13 (a)	319,500
180,000	B	Superior Essex Communications LLC/Essex Group, Inc., Senior Notes, 9.000% due 4/15/12	188,100

		Total Communications Equipment	532,725

Computers & Peripherals - 0.3%
315,000	B-	Mobile Services Group Inc., Senior Notes, 9.750% due 8/1/14 (a)	329,175

Consumer Finance - 6.0%
210,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13	220,500
		Ford Motor Credit Co.:
160,000	B	8.625% due 11/1/10	164,582
400,000	B	Bonds, 7.375% due 2/1/11	395,604
		Senior Notes:
775,000	B	5.800% due 1/12/09	757,486
295,000	B	9.875% due 8/10/11	315,903
		General Motors Acceptance Corp.:
2,150,000	BB+	Bonds, 8.000% due 11/1/31	2,416,733
		Notes:
240,000	BB+	6.875% due 9/15/11	247,618
1,635,000	BB+	6.750% due 12/1/14	1,679,140

		Total Consumer Finance	6,197,566

Containers & Packaging - 1.6%
80,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (a)	81,100
223,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	221,885
		Graphic Packaging International Corp.:
40,000	B-	Senior Notes, 8.500% due 8/15/11	41,400
220,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	227,700
130,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	138,125
225,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	228,375
440,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	453,200

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 1.6% (continued)
$255,000	CCC	Portola Packaging Inc., Senior Notes, 8.250% due 2/1/12	$232,687

		Total Containers & Packaging	1,624,472

Diversified Consumer Services - 0.6%
490,000	B	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	536,550
110,000	BB-	Service Corp. International, Senior Notes, 7.000% due 6/15/17	110,000

		Total Diversified Consumer Services	646,550

Diversified Financial Services - 4.7%
880,000	CCC+	AAC Group Holding Corp., step bond to yield 10.756% due 10/1/12	756,800
311,000	B+	American Commercial Lines/ACL Finance Corp., 9.500% due 2/15/15	346,765
630,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	648,113
105,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	101,850
		CitiSteel USA Inc., Senior Secured Notes:
350,000	CCC+	12.949% due 9/1/10 (c)	364,000
45,000	NR	15.000% due 10/1/10 (a)(d)	49,500
155,000	B+	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 10.420% due 12/15/10 (a)(c)	166,625
105,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	107,231
855,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	812,250
110,000	B-	NCO Group Inc., Senior Notes, 10.244% due 11/15/13 (a)(c)	109,450
565,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	567,825
126,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	133,560
480,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	525,600
145,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	145,725

		Total Diversified Financial Services	4,835,294

Diversified Telecommunication Services - 6.4%
170,000	B-	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12 (a)	177,650
		Cincinnati Bell Inc.:
465,000	B-	Senior Notes, 7.000% due 2/15/15	461,512
415,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	426,413
35,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	31,675
80,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	87,600
425,000	B-	Global Crossing UK Finance PLC, Senior Secured Notes, 10.750% due 12/15/14	461,125
825,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	864,187
320,000	B	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (a)	352,400
310,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	285,975
		Level 3 Financing Inc.:
255,000	CCC-	10.750% due 10/15/11	272,531
40,000	CCC-	Senior Notes, 11.800% due 3/15/11 (c)	42,500
280,000	B-	McLeodUSA Inc., Senior Secured Notes, 10.500% due 10/1/11 (a)	283,500
635,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	666,750
190,000	B	Qwest Capital Funding Inc., 7.250% due 2/15/11	194,750
		Qwest Communications International Inc.:
315,000	B	7.250% due 2/15/11	325,238
		Senior Notes:
25,000	B	8.874% due 2/15/09 (c)	25,406
820,000	B	Series B, 7.500% due 2/15/14	848,700
180,000	BB	Qwest Corp., Notes, 7.625% due 6/15/15	193,050

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 6.4% (continued)
$460,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	$520,950

		Total Diversified Telecommunication Services	6,521,912

Electric Utilities - 2.1%
131,398	BB-	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	138,906
91,187	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (a)	89,454
12,520	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	13,655
225,000	B	Mission Energy Holding Co., Senior Secured Notes, 13.500% due 7/15/08	250,875
570,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	648,375
96,000	BB-	PSEG Energy Holdings LLC, Senior Notes, 8.625% due 2/15/08	99,600
		Reliant Energy Inc., Senior Secured Notes:
260,000	B	9.250% due 7/15/10	274,625
480,000	B	9.500% due 7/15/13	513,000
145,000	B	6.750% due 12/15/14	141,737

		Total Electric Utilities	2,170,227

Electrical Equipment - 0.3%
245,000	B+	General Cable Corp., Senior Notes, 9.500% due 11/15/10	262,150

Electronic Equipment & Instruments - 0.1%
125,000	B	Sanmina-SCI Corp., Senior Subordinated Notes, 8.125% due 3/1/16	121,250

Energy Equipment & Services - 1.0%
130,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	171,111
20,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,550
		Hanover Compressor Co.:
65,000	B	Senior Notes, 7.500% due 4/15/13	65,487
105,000	B	Senior Subordinated Notes, 8.625% due 12/15/10	109,725
280,000	BBB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 7/15/14	291,200
45,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	46,913
55,000	B+	Tennessee Gas Pipeline Co., Debentures, 7.500% due 4/1/17	60,091
268,000	BB-	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	302,840

		Total Energy Equipment & Services	1,067,917

Food & Staples Retailing - 0.5%
200,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	243,610
240,000	B-	NPC International Inc., Senior Subordinated Notes, 9.500% due 5/1/14 (a)	242,400

		Total Food & Staples Retailing	486,010

Food Products - 0.2%
165,000	B-	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	156,131

Gas Utilities - 0.3%
320,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	312,000

Health Care Providers & Services - 2.4%
520,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	526,500
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	116,562
190,000	B-	7.690% due 6/15/25	158,223
100,000	B-	Senior Notes, 6.500% due 2/15/16	83,250
		Senior Secured Notes:
20,000	BB-	9.125% due 11/15/14 (a)	20,950
375,000	BB-	9.250% due 11/15/16 (a)	393,281

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 2.4% (continued)
$80,000	BB-	9.625% due 11/15/16 (a)	$84,200
255,000	CCC+	Healthsouth Corp., Senior Notes, 11.418% due 6/15/14 (a)(c)	268,388
230,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	230,000
479,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	482,592
60,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 5/15/12	60,450

		Total Health Care Providers & Services	2,424,396

Hotels, Restaurants & Leisure - 7.2%
285,000	BB+	American Real Estate Partners LP/American Real Estate Finance Corp., Senior Notes, 7.125% due 2/15/13	286,425
225,000	CCC-	Bally Total Fitness Holding Corp., Senior Notes, 10.500% due 7/15/11	218,250
130,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	129,513
210,000	CCC+	Cinemark Inc., Senior Discount Notes, step bond to yield 9.176% due 3/15/14	173,250
270,000	CCC+	Cinemark USA Inc., Senior Subordinated Notes, 9.000% due 2/1/13	282,150
392,000	B	Domino’s Inc., Senior Subordinated Notes, 8.250% due 7/1/11	408,660
50,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	53,500
215,000	B3(e)	Festival Fun Parks LLC, Senior Notes, 10.875% due 4/15/14	214,462
295,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	286,150
410,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	438,700
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
130,000	B	9.000% due 3/15/12	136,662
50,000	B	7.000% due 3/1/14	49,188
190,000	CCC+	Majestic Star LLC/ Capital II, Senior Notes, 9.750% due 1/15/11	177,650
135,000	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 8.375% due 2/1/11	141,075
530,000	B+	MTR Gaming Group, Inc., Senior Notes, Series B, 9.750% due 4/1/10	560,475
520,000	B	OED Corp. / Diamond JO LLC, Senior Notes, 8.750% due 4/15/12	516,100
205,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	210,125
750,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	800,625
715,000	CCC	Six Flags Inc., Senior Notes, 9.750% due 4/15/13	664,056
		Station Casinos Inc.:
95,000	B+	Senior Notes, 7.750% due 8/15/16	98,206
565,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	529,687
540,000	B-	Trump Entertainment Resorts Inc., Secured Notes, 8.500% due 6/1/15	538,650
55,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14 (a)	56,513
390,000	B	Virgin River Casino Corp./RBG LLC/B&BB Inc., Senior Secured Notes, 9.000% due 1/15/12	405,600

		Total Hotels, Restaurants & Leisure	7,375,672

Household Durables - 2.1%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,550
195,000	BB	Beazer Homes USA Inc., Senior Notes, 8.625% due 5/15/11	201,337
365,000	NR	Congoleum Corp., Senior Notes, 8.625% due 8/1/08 (b)	364,544
280,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	307,300
500,000	BB	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	466,250
180,000	B	Libbey Glass Inc., Senior Secured Notes, 12.436% due 6/1/11 (a)(c)	192,150
380,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	389,500
215,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.914% due 9/1/12	178,450

		Total Household Durables	2,120,081

Household Products - 0.2%
90,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (a)	98,100

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Products - 0.2% (continued)
		Spectrum Brands Inc., Senior Subordinated Notes:
$76,000	CCC	8.500% due 10/1/13	$68,400
10,000	CCC	7.375% due 2/1/15	8,475

		Total Household Products	174,975

Independent Power Producers & Energy Traders - 5.6%
		AES Corp.:
123,000	BB-	Secured Notes, 8.750% due 5/15/13 (a)	132,225
405,000	B	Senior Notes, 7.750% due 3/1/14	431,325
30,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	32,363
		Calpine Corp., Senior Notes:
435,000	D	8.750% due 7/15/07 (b)	398,025
210,000	D	8.500% due 2/15/11 (b)	162,750
		Calpine Generating Co. LLC:
1,000,000	D	Secured Notes, 11.500% due 4/1/11 (b)	1,053,750
650,000	D	Senior Secured Notes, 14.370% due 4/1/11 (b)	698,750
810,000	B-	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12	852,525
		Edison Mission Energy, Senior Notes:
30,000	BB-	7.500% due 6/15/13	31,275
160,000	BB-	7.750% due 6/15/16	168,000
995,000	B-	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	1,014,900
200,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	203,500
545,000	B-	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	546,362

		Total Independent Power Producers & Energy Traders	5,725,750

Industrial Conglomerates - 0.1%
114,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	124,260

Insurance - 0.7%
500,000	B-	Bluewater Finance Ltd., Senior Notes, 10.250% due 2/15/12	527,500
150,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	161,625

		Total Insurance	689,125

Internet & Catalog Retail - 0.7%
550,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	535,562
155,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	155,969

		Total Internet & Catalog Retail	691,531

IT Services - 0.7%
		SunGard Data Systems Inc.:
250,000	B-	9.973% due 8/15/13 (c)	260,938
460,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	489,900

		Total IT Services	750,838

Leisure Equipment & Products - 0.3%
265,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	263,675

Machinery - 1.2%
80,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	87,400
75,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 9.490% due 4/15/14	66,375
960,000	CC	Thermadyne Holdings Corp., Senior Subordinated Notes, 9.250% due 2/1/14	895,200
235,000	C	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	197,400

		Total Machinery	1,246,375

Media - 9.1%
250,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	265,625
		AMC Entertainment Inc., Senior Subordinated Notes:
280,000	CCC+	9.500% due 2/1/11	282,100

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 9.1% (continued)
$255,000	CCC+	11.000% due 2/1/16	$282,731
629	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	653
		CCH I Holdings LLC/CCH I Holdings Capital Corp.:
330,000	CCC-	Senior Accreting Notes, 9.920% due 4/1/14	273,075
180,000	CCC-	Senior Notes, 11.750% due 5/15/14	157,500
7,000	CCC(f)	Senior Secured Notes, 11.000% due 10/1/15 (a)	6,860
1,370,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,349,450
193,000	CCC(f)	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (a)	202,650
650,000	CCC-	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	669,500
30,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.471% due 1/15/12	27,450
40,000	CCC-	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	37,200
380,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	375,250
510,000	B+	CSC Holdings Inc., Senior Notes, Series B, 7.625% due 4/1/11	522,112
245,000	BB-	Echostar DBS Corp., Senior Notes, 7.125% due 2/1/16	244,387
		Houghton Mifflin Co.:
135,000	Caal(f)	Senior Discount Notes, step bond to yield 10.392% due 10/15/13	129,263
20,000	B3(f)	Senior Subordinated Notes, 9.875% due 2/1/13	21,950
600,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	664,500
405,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	435,375
625,000	B+	Majestic Star Casino LLC, Senior Secured Notes, 9.500% due 10/15/10	648,437
260,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield 10.350% due 8/15/14	207,350
160,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 8.500% due 10/15/15 (a)	161,000
330,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 6/15/13	340,725
150,000	CCC-	Penton Media Inc., Senior Subordinated Notes, 10.375% due 6/15/11	155,438
150,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	148,500
95,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	96,663
300,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	334,500
200,000	BB+	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	190,250
300,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	314,250
220,000	CCC	Sirius Satellite Radio Inc., Senior Notes, 9.625% due 8/1/13	218,350
60,000	B	Sun Media Corp., 7.625% due 2/15/13	61,200
		XM Satellite Radio Inc., Senior Notes:
65,000	CCC	9.871% due 5/1/13 (c)	63,050
90,000	CCC	9.750% due 5/1/14	89,550
345,000	CCC-	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	327,750

		Total Media	9,304,644

Metals & Mining - 1.3%
300,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	335,250
270,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	300,375
240,000	B	Novelis Inc., Senior Notes, 8.250% due 2/15/15 (a)	231,600
200,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	211,000
235,000	NR	WCI Steel Acquisition Inc., Senior Secured Notes, 8.000% due 5/1/16	230,300

		Total Metals & Mining	1,308,525

Multi-Utilities - 0.7%
530,000	B	Aquila Inc., Senior Notes, 14.875% due 7/1/12	695,625

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Multiline Retail - 0.6%
$200,000	B-	Bon-Ton Stores Inc., Senior Notes, 10.250% due 3/15/14	$207,000
420,000	B-	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15	457,275

		Total Multiline Retail	664,275

Office Electronics - 0.2%
220,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17	235,044

Oil, Gas & Consumable Fuels - 7.9%
390,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	423,150
735,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	753,375
265,000	NR	Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	273,612
		Chesapeake Energy Corp., Senior Notes:
15,000	BB	6.625% due 1/15/16	14,888
30,000	BB	6.875% due 1/15/16	30,188
90,000	BB	6.500% due 8/15/17	86,400
400,000	BB	6.250% due 1/15/18	380,500
500,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	503,750
260,000	B	Comstock Resources, Inc., Senior Notes, 6.875% due 3/1/12	249,600
75,000	B	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16	77,625
		El Paso Corp.:
		Medium-Term Notes:
375,000	B	8.050% due 10/15/30	404,062
270,000	B	7.800% due 8/1/31	287,550
550,000	B	Senior Notes, 7.000% due 5/15/11	563,750
		Encore Acquisition Co., Senior Subordinated Notes:
80,000	B	6.250% due 4/15/14	75,200
290,000	B	6.000% due 7/15/15	264,625
110,000	B+	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	119,545
130,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	128,050
90,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	87,750
435,000	CCC	North American Energy Partners Inc., Senior Notes, 8.750% due 12/1/11	435,544
252,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	258,615
245,000	B-	PetroHawk Energy Corp., Senior Notes, 9.125% due 7/15/13	256,331
535,000	CCC+	Petroquest Energy Inc., Senior Notes, 10.375% due 5/15/12	564,425
355,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	341,687
310,000	B1(e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	314,650
10,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	10,050
370,000	B	Utilicorp Canada Finance Corp., Senior Notes, 7.750% due 6/15/11	394,629
440,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	442,200
		Williams Cos. Inc.:
160,000	BB-	Debentures, Series A, 7.500% due 1/15/31	165,600
121,000	BB-	Notes, 8.750% due 3/15/32	136,428

		Total Oil, Gas & Consumable Fuels	8,043,779

Paper & Forest Products - 2.3%
430,000	B+	Abitibi-Consolidated Inc., Notes, 7.750% due 6/15/11	388,075
250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	251,250
		Domtar Inc., Notes:
260,000	B+	7.875% due 10/15/11	266,500
170,000	B+	5.375% due 12/1/13	149,812
460,000	B	Mercer International, Inc., Senior Notes, 9.250% due 2/15/13	441,600
		NewPage Corp.:
15,000	CCC+	Senior Secured Notes, 10.000% due 5/1/12	15,863

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Paper & Forest Products - 2.3% (continued)
$245,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	$259,700
795,000	CCC-	Tembec Industries Inc., Senior Notes, 8.625% due 6/30/09	514,762
		Verso Paper Holdings LLC:
30,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (a)	31,350
75,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	78,375

		Total Paper & Forest Products	2,397,287

Personal Products - 0.6%
480,000	B-	Elizabeth Arden Inc., Senior Subordinated Notes, 7.750% due 1/15/14	480,000
170,000	B+	NBTY Inc., Senior Subordinated Notes, 7.125% due 10/1/15	166,600

		Total Personal Products	646,600

Pharmaceuticals - 0.3%
330,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	336,600

Real Estate Investment Trusts (REITs) - 1.8%
286,000	BB+	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	304,776
		Forest City Enterprises Inc., Senior Notes:
90,000	BB-	7.625% due 6/1/15	92,250
270,000	BB-	6.500% due 2/1/17	262,575
530,000	BB	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	531,987
95,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	86,213
		Omega Healthcare Investors Inc., Senior Notes:
155,000	BB	7.000% due 4/1/14	156,163
220,000	BB	7.000% due 1/15/16	220,275
		Ventas Realty LP/Ventas Capital Corp.:
7,000	BB+	8.750% due 5/1/09	7,455
183,000	BB+	9.000% due 5/1/12	207,476

		Total Real Estate Investment Trusts (REITs)	1,869,170

Real Estate Management & Development - 0.0%
25,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	21,625

Road & Rail - 0.8%
515,000	B-	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	553,625
300,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	304,500

		Total Road & Rail	858,125

Semiconductors & Semiconductor Equipment - 0.4%
450,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	453,375

Software - 0.1%
80,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	75,200

Specialty Retail - 2.5%
489,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	509,782
105,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	101,588
305,000	CCC+	Dave & Buster’s Inc., Senior Notes, 11.250% due 3/15/14	297,375
565,000	B-	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	545,225
		GameStop Corp.:
45,000	B+	9.247% due 10/1/11 (c)	46,969
415,000	B+	8.000% due 10/1/12	434,712
35,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (c)	34,388
375,000	B	Payless Shoesource Inc., Senior Subordinated Notes, 8.250% due 8/1/13	389,062

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Specialty Retail - 2.5% (continued)
$150,000	B	United Auto Group Inc., Senior Subordinated Notes, 9.625% due 3/15/12	$158,813

		Total Specialty Retail	2,517,914

Textiles, Apparel & Luxury Goods - 1.2%
		Levi Strauss & Co., Senior Notes:
585,000	B-	9.750% due 1/15/15	628,144
60,000	B-	8.875% due 4/1/16	62,325
499,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	513,970
50,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.165% due 12/15/14	38,250

		Total Textiles, Apparel & Luxury Goods	1,242,689

Tobacco - 0.0%
30,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	31,950

Trading Companies & Distributors - 0.4%
75,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	80,625
75,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	77,813
195,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	211,575
85,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	87,975

		Total Trading Companies & Distributors	457,988

Transportation Infrastructure - 0.5%
533,000	CCC+	H-Lines Finance Holding Corp., step bond to yield 10.995% due 4/1/13	495,024

Wireless Telecommunication Services - 5.2%
570,000	CCC	American Cellular Corp., Senior Notes, 10.000% due 8/1/11	604,200
545,000	CCC	Centennial Communications Corp., Senior Notes, 10.000% due 1/1/13	572,250
180,000	CCC	Cricket Communications Inc., Senior Notes, 9.375% due 11/1/14 (a)	184,950
435,000	CCC	Dobson Communications Corp., Senior Notes, 8.875% due 10/1/13	440,437
170,000	B-	iPCS Inc., Senior Notes, 11.500% due 5/1/12	189,975
405,000	B-	Millicom International Cellular SA, Senior Notes, 10.000% due 12/1/13	440,944
100,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	105,750
		Rural Cellular Corp.:
325,000	CCC	Senior Notes, 9.875% due 2/1/10	345,313
435,000	CCC	Senior Subordinated Notes, 9.750% due 1/15/10	448,050
1,765,000	CCC-	Suncom Wireless Inc., 8.500% due 6/1/13	1,712,050
300,000	B	Syniverse Technologies Inc., Senior Subordinated Notes, Series B, 7.750% due 8/15/13	293,250

		Total Wireless Telecommunication Services	5,337,169

		TOTAL CORPORATE BONDS & NOTES (Cost - $89,155,549)	91,818,722

CONVERTIBLE BONDS & NOTES - 2.8%
Communications Equipment - 1.0%
500,000	B	Ciena Corp., Senior Notes, 0.250% due 5/1/13	438,750
230,000	BB	Juniper Networks Inc., Senior Notes, zero coupon bond to yield 0.000% due 6/15/08	267,375
350,000	NR	Powerwave Technologies Inc., 1.875% due 11/15/24	321,125

		Total Communications Equipment	1,027,250

Diversified Telecommunication Services - 0.3%
215,000	NR	Global Crossing Ltd., Senior Notes, 5.000% due 5/15/11	273,856

Health Care Providers & Services - 0.8%
315,000	B+	LifePoint Hospitals Inc., 3.250% due 8/15/25	283,894

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 0.8% (continued)
$640,000	BB+	Omnicare Inc., 3.250% due 12/15/35	$563,200

		Total Health Care Providers & Services	847,094

Insurance - 0.4%
360,000	BB-	Conseco Inc., 3.500% due 9/30/35	362,250

Semiconductors & Semiconductor Equipment - 0.2%
220,000	NR	PMC - Sierra Inc., Senior Notes, 2.250% due 10/15/25	253,550

Software - 0.1%
145,000	NR	Novell Inc., 7.830% due 7/15/24	141,012

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,845,594)	2,905,012

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
331,007		Blackrock Capital Finance LP, 9.533% due 9/25/26	258,185
96,248		Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40 (g)(h)	9,144

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $250,399)	267,329

SHARES
PREFERRED STOCKS - 2.0%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
97		ION Media Networks Inc., 14.250% (d)	776,000

INDUSTRIALS - 0.3%
Road & Rail - 0.3%
228		Kansas City Southern, 5.125%	267,615

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
560		Lucent Technologies Capital Trust I, 7.750%	571,760

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
345		Rural Cellular Corp., B, 11.375% (d)	430,387

		TOTAL PREFERRED STOCKS (Cost - $1,693,107)	2,045,762

CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
274		Chesapeake Energy Corp., 6.250% due 6/15/09	77,200

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
6,950		Crown Castle International Corp., 6.250% due 8/15/12	387,463

		TOTAL CONVERTIBLE PREFERED STOCKS (Cost - $793,501)	464,663

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $94,738,150)	97,501,488

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$2,194,000		State Street Bank & Trust Co., dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $2,194,295; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $2,244,576) (Cost - $2,194,000)	2,194,000

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

VALUE
TOTAL INVESTMENTS - 97.3% (Cost - $96,932,150#)	$99,695,488

Other Assets in Excess of Liabilities - 2.7%	2,757,370

TOTAL NET ASSETS - 100.0%	$102,452,858

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Rating by Moody’s Investors Service.

(f)	Rating by Fitch Ratings Service.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 88 and 89 for definitions of ratings.

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.4%
Alabama - 1.6%
$1,000,000	Aaa(a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,080,880

Alaska - 1.5%
1,000,000	AAA	Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,065,180

Arizona - 1.5%
1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, 5.650% due 5/1/14 (b)	1,064,330

California - 4.8%
1,000,000	A+	California State, GO, Refunding, 5.000% due 2/1/33	1,051,910
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,194,859
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,110,580

		Total California	3,357,349

Colorado - 7.2%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,195,970
1,240,000	AAA	Dove Valley Metropolitan District, CO, Arapahoe County, GO, FSA-Insured, 5.000% due 11/1/25	1,337,873
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,457,492

		Total Colorado	4,991,335

District of Columbia - 1.7%
1,075,000	AAA	Metropolitian Washington, D.C. Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18 (b)	1,156,818

Florida - 11.1%
1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,610,670
1,000,000	AAA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,102,540
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, Call 7/1/10 @ 101, 5.250% due 7/1/20 (c)	1,066,740
1,315,000	AAA	Miami-Dade County, FL, Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,449,485
1,075,000	AAA	Port St Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,133,706
		Tampa Florida Utility Tax & Special Revenue, Series A, AMBAC-Insured:
1,055,000	AAA	5.250% due 10/1/19	1,151,311
195,000	AAA	Call 10/1/12 @ 101, 5.250% due 10/1/19 (c)	214,092

		Total Florida	7,728,544

Hawaii - 3.8%
1,500,000	AAA	Hawaii State, GO, Series DI, FSA-Insured, 5.000% due 3/1/10	1,566,375
1,000,000	AA-	Maui County, HI, GO, Series A, Call 3/1/11 @ 100, 5.500% due 3/1/15 (c)	1,072,390

		Total Hawaii	2,638,765

Illinois - 9.8%
2,000,000	AAA	Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-B, AMBAC-Insured, 5.250% due 6/1/13	2,189,440
		Chicago, IL:
1,000,000	AAA	Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,147,990
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,079,660

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 9.8% (continued)
$1,095,000	Baa1(a)	Illinois Finance Authority Revenue, Refunding, DePaul University, Series A, 5.375% due 10/1/19	$1,234,251
1,000,000	AAA	University of Illinios, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,163,830

		Total Illinois	6,815,171

Indiana - 4.8%
1,000,000	Aaa(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Call 1/15/11 @ 101, 5.000% due 1/15/17 (c)	1,064,810
1,200,000	A+	Indiana Bond Bank, Special Project Hendricks, Series B, Call 2/1/07 @ 102, 6.125% due 2/1/17 (c)	1,228,452
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, 5.750% due 9/1/15 (d)	1,005,500

		Total Indiana	3,298,762

Iowa - 1.5%
1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,071,930

Kansas - 1.7%
1,065,000	AA	Kansas State Development Finance Authority, Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,161,649

Michigan - 1.6%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,113,530

Minnesota - 4.3%
999,593	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	1,078,151
1,000,000	A2(a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	1,077,120
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, 5.750% due 1/1/18	804,660

		Total Minnesota	2,959,931

Nevada - 5.6%
1,500,000	AAA	Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	1,581,390
1,000,000	AAA	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, 5.000% due 12/1/08	1,028,190
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,286,466

		Total Nevada	3,896,046

New Jersey - 1.6%
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,130,600

New York - 7.0%
1,450,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,528,300
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23 (e)	1,078,330
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,188,572
1,000,000	AA-	New York, NY, GO, Series D, 5.000% due 11/1/27	1,062,290

		Total New York	4,857,492

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
North Carolina - 1.6%
$1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	$1,072,430

Ohio - 1.5%
1,000,000	AAA	Springboro Community City School District, MBIA-Insured, 5.000% due 12/1/25	1,070,840

Oklahoma - 1.5%
1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,053,100

Oregon - 1.6%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,074,450

Pennsylvania - 1.7%
1,120,000	AAA	Mifflin County, PA, GO, Series A, FGIC-Insured, 5.000% due 9/1/27	1,185,094

Tennessee - 2.4%
1,500,000	AA-	Tennessee Energy Acquisition Corp., Series A, 5.250% due 9/1/17	1,674,795

Texas - 6.0%
1,000,000	AA+	Harris County, TX, Refunding, Series A, 5.000% due 10/1/26	1,079,670
530,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	557,772
1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,060,650
1,390,000	AAA	University of Texas, University Revenues, Financing Systems, Series D, 5.000% due 8/15/34	1,477,417

		Total Texas	4,175,509

Utah - 1.9%
1,200,000	AAA	South Ogden, UT, Sales Tax Reveune, Refunding, FGIC-Insured, Call 5/1/14 @ 100, 5.250% due 5/1/29 (c)	1,330,140

Virginia - 1.7%
1,100,000	AA	Newport News, VA, GO, Refunding Water, Series C, 5.000% due 5/1/11	1,165,406

Wisconsin - 5.4%
1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc. Series A, 4.950% due 11/1/16 (b)	1,255,992
1,000,000	Aaa(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,062,500
1,340,000	BBB	Wisconsin State HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,455,696

		Total Wisconsin	3,774,188

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,569,810)	66,964,264

SHORT-TERM INVESTMENTS(f) - 3.8%
California - 0.1%
100,000	A-1+	California State Economic Recovery, Series C-5, SPA-Bank of America, 3.350%, 12/1/06	100,000
Illinois - 1.2%
440,000	A-1+	Illinois Finance Authority Revenue, Resurrection Health, Series B, LOC-JPMORGAN Chase, 3.670%, 12/1/06	440,000
395,000	A-1+	Joliet, IL, Regional Port District, Refunding Exxon Mobil Corp., 3.560%, 12/1/06	395,000

		Total Illinois	835,000

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 1.3%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
$300,000	A-1+	Series C, SPA-Dexia Credit Local, 3.590%, 12/1/06	$300,000
450,000	A-1+	Series F, Subordinated Series F-2, SPA-Bayerische Landesbank, 3.590%, 12/1/06	450,000
170,000	A-1+	New York, NY, Subordinated Series A-10, LOC-JPMorgan Chase, 3.560%, 12/1/06	170,000

		Total New York	920,000
Wyoming - 1.2%
		Lincoln County, WY, PCR:
490,000	A-1+	Exxon Project, Series B, 3.560%, 12/1/06	490,000
315,000	A-1+	Exxon Project, Series C, 3.560%, 12/1/06	315,000

		Total Wyoming	805,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,660,000)	2,660,000

		TOTAL INVESTMENTS - 100.2% (Cost - $67,229,810#)	69,624,264

		Liabilities in Excess of Other Assets - (0.2)%	(133,429)

		TOTAL NET ASSETS - 100.0%	$69,490,835

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 88 and 89 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry*

General Obligation	25.2
Education	20.6
Transportation	8.6
Pre-Refunded	8.6
Public Facilities	5.7
Housing: Single-Family	5.0
Water and Sewer	4.1
Miscellaneous	3.8
Utilities	3.4
Industrial Development	3.3
Pollution Control	3.3
Hospitals	3.1
Tax Allocation	2.3
Solid Waste	1.6
Escrowed to Maturity	1.4

100.00%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 47.1%
Belgium - 0.3%
400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08 (a)	$544,082

Canada - 0.3%
300,000	CAD	Province of Ontario, Debentures, 6.200% due 6/2/31 (a)	332,440
200,000	CAD	Province of Quebec, Debentures, 5.750% due 12/1/36 (a)	209,724

		Total Canada	542,164

France - 9.4%
1,000,000	EUR	French Treasury Notes, 3.000% due 7/12/08 (a)	1,312,586
		Government of France:
6,500,000	EUR	6.500% due 4/25/11 (a)	9,606,450
1,800,000	EUR	4.000% due 4/25/14 (a)	2,437,763
1,800,000	EUR	4.000% due 10/25/14 (a)	2,439,312
1,900,000	EUR	5.500% due 4/25/29 (a)	3,128,050
100,000	EUR	4.750% due 4/25/35 (a)	152,440

		Total France	19,076,601

Germany - 14.7%
400,000	EUR	Bundesobligation, 3.500% due 10/9/09 (a)	528,772
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09 (a)	270,746
4,400,000	EUR	5.000% due 7/4/12	6,226,068
1,600,000	EUR	4.250% due 1/4/14	2,198,800
2,300,000	EUR	4.250% due 7/4/14	3,167,594
2,800,000	EUR	6.250% due 1/4/24 (a)	4,837,547
3,700,000	EUR	5.625% due 1/4/28 (a)	6,145,633
3,100,000	EUR	6.250% due 1/4/30 (a)	5,587,769
600,000	EUR	4.750% due 7/4/34 (a)	916,345

		Total Germany	29,879,274

Greece - 2.6%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	5,395,155

Italy - 0.7%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,418,663

Japan - 7.0%
		Japan Government:
320,000,000	JPY	1.500% due 3/20/11	2,813,652
80,000,000	JPY	2.400% due 3/20/34	700,201
470,000,000	JPY	2.300% due 6/20/35	4,040,353
350,000,000	JPY	Bonds, 2.500% due 6/20/36	3,128,877
400,000,000	JPY	Series 20, 2.500% due 9/20/35	3,578,723

		Total Japan	14,261,806

Netherlands - 2.8%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08 (a)	5,433,037
200,000	EUR	3.750% due 7/15/14 (a)	266,920

		Total Netherlands	5,699,957

Poland - 1.1%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	2,248,267

Portugal - 2.6%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	5,268,590

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		SECURITY	VALUE
Spain - 3.6%
5,600,000	EUR	Spanish Government, 3.600% due 1/31/09 (a)	$7,417,804

United Kingdom - 2.0%
860,000	GBP	United Kingdom Treasury, 7.500% due 12/7/06 (a)	1,694,159
1,170,000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15 (a)	2,337,272

		Total United Kingdom	4,031,431

		TOTAL SOVEREIGN BONDS (Cost - $91,361,572)	95,783,794

ASSET-BACKED SECURITIES(a)(b) - 5.1%
Home Equity - 4.4%
		ACE Securities Corp.:
493,726		Series 2006-HE1, Class A2A, 5.400% due 2/25/36	494,122
496,299		Series 2006-NC1, Class A2A, 5.390% due 12/25/35	496,695
7,874		Aegis Asset Backed Securities Trust, Series 2004-4, Class A2A, 5.597% due 10/25/34	7,880
545,885		Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36	546,241
503,410		Asset Backed Securities Corp. Home Equity, Series 2006-HE3, Class A3, 5.380% due 3/25/36	503,766
		Countrywide Asset-Backed Certificates:
153,646		Series 2005-16, Class 4AV1, 5.420% due 5/25/36	153,766
874,509		Series 2006-15, Class A1, 5.434% due 10/25/46	874,882
861,182		Series 2006-17, Class 2A1, 5.380% due 3/25/47	861,701
215,882		Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Securities, Series T-35, Class A, 5.600% due 9/25/31	216,016
255,210		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1, Class 2A1, 5.410% due 1/25/36	255,414
293,748		Fremont Home Loan Trust, Series 2006-1, Class 2A1, 5.380% due 4/25/36	293,944
456,681		GSAMP Trust, Series 2006-S2, Class A1A, 5.390% due 1/25/36	456,956
846,518		Indymac Residential Asset-Backed Trust, Series 2006-D, Class 2A1, 5.370% due 11/25/36	847,027
1,461,806		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.600% due 10/25/34	1,463,432
466,725		Residential Asset Mortgage Products Inc., Series 2006-RS1, Class AI1, 5.400% due 1/25/36	467,045
294,759		Residential Asset Securities Corp., Series 2006-EMX3, Class A1, 5.380% due 4/25/36	294,969
848,977		Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 5.370% due 10/25/36	849,489

		Total Home Equity	9,083,345

Student Loan - 0.7%
467,317		Nelnet Student Loan Trust, Series 2006-1, Class A1, 5.370% due 8/23/11 (b)	467,683
900,000		SLM Student Loan Trust, Series 2006-08, Class A1, 5.380% due 4/25/12	900,000

		Total Student Loan	1,367,683

		TOTAL ASSET-BACKED SECURITIES (Cost - $10,446,140)	10,451,028

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 9.4%
382,902		Banc of America Mortgage Securities, Series 2004-4, Class 1A9, 5.000% due 5/25/34	378,250
476,477		Basic Asset Backed Securities Trust, Series 2006-1, Class A1, 5.400% due 4/25/36 (b)	476,818
881,249		Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1, 5.840% due 11/25/36 (b)	889,698
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 5.540% due 2/5/19 (b)(c)	902,230

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 9.4%
783,921		Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 5.530% due 3/20/46 (b)	$785,214
579,620		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A3, 5.550% due 5/25/35 (b)	580,472
		Countrywide Home Loans:
621,926		Series 2005-002, Class 1A1, 5.640% due 3/25/35 (b)	623,803
110,469		Series 2005-003, Class 2A1, 5.610% due 4/25/35 (b)	110,971
158,916		Series 2005-011, Class 3A1, 6.025% due 4/25/35 (b)	160,505
258,974		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36 (b)	257,181
247,845		CSAB Mortgage Backed Trust, Series 2006-1, Class A1A, 5.420% due 6/25/36 (b)	247,969
		Federal Home Loan Mortgage Corp. (FHLMC):
544,815		Series 2770, Class YW, 4.000% due 6/15/22	538,216
762,909		Series 3037, Class BC, 4.500% due 2/15/20	746,060
751,544		Series 3174, Class FM, 5.560% due 5/15/36 (b)	751,352
		Federal National Mortgage Association (FNMA):
30,110		Series 2003-34, Class A1, 6.000% due 4/25/43	30,371
172,754		Series 2004-W12, Class 1A1, 6.000% due 7/25/44	174,849
264,144		Series 2005-120, Class NF, 5.420% due 1/25/21 (b)	263,640
44,789		Federal National Mortgage Association (FNMA) Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	45,305
366,494		FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 5.864% due 10/25/44 (b)	369,806
242,316		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	241,745
572,076		Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	605,299
		Lehman XS Trust:
816,468		Series 2006-12N, Class A1A1, 5.400% due 8/25/46 (b)	817,064
627,558		Series 2006-GP1, Class A1, 5.410% due 5/25/46 (b)	627,516
700,000	GBP	Permanent Financing PLC, Series 4, Class 5A2, 5.156% due 6/10/42 (b)	1,381,603
850,551		Residential Accredit Loans Inc., Series 2006-Q03, Class A1, 5.530% due 4/25/46 (b)	848,887
		Structured Asset Mortgage Investments Inc.:
281,566		Series 2005-AR2, Class 2A1, 5.550% due 5/25/45 (b)	282,539
270,425		Series 2005-AR8, Class A1A, 5.600% due 2/25/36 (b)	270,939
864,784		Series 2006-AR3, Class 12-A1, 5.540% due 5/25/36 (b)	866,013
6,848		Structured Asset Securities Corp., Series 2005-S5, Class A1, 5.420% due 8/25/35 (b)	6,851
866,631		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 5.440% due 8/25/36 (b)	865,481
878,763		Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 5.410% due 9/15/21 (b)(c)	879,289
		Washington Mutual Inc.:
31,155		Series 2001-7, Class A, 5.860% due 5/25/41 (b)	31,394
12,285		Series 2002-AR9, Class 1A, 6.158% due 8/25/42 (b)	12,339
336,125		Series 2005-AR13, Class A1A1, 5.610% due 10/25/45 (b)	338,088
394,020		Series 2006-AR13, Class 2A, 5.777% due 10/25/46 (b)	395,205
797,300		Series 2006-AR3, Class A1A, 5.758% due 2/25/46 (b)	797,051
340,169		Series 2006-AR4, Class 2A1A, 5.882% due 5/25/46 (b)	339,292
		Wells Fargo Mortgage Backed Securities Trust:
734,276		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36	731,757
335,584		Series 2006-AR8, Class 1A1, 5.240% due 4/25/36 (b)(d)	334,295

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,890,688)	19,005,357

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES(a) - 9.8%
Cayman Islands - 0.8%
200,000	EUR	MUFG Capital Finance, 4.850% due 7/25/16	$264,832
900,000		MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (b)	931,511
400,000		Resona Bank Ltd., 5.850% due 4/15/16 (b)(c)	396,741
100,000		Vita Capital Ltd., Series 2003-I, Notes, 6.722% due 1/1/07 (b)(c)	100,233

		Total Cayman Islands	1,693,317

France - 0.2%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	461,571

Greece - 0.2%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	495,326

Hong Kong - 0.4%
500,000	EUR	Hutchinson Whampoa Finance Ltd., 5.875% due 7/8/13	720,728

Iceland - 0.1%
200,000		Landsbanki Islands HF, Senior Notes, 6.070% due 8/25/09 (b)(c)	201,532

Italy - 0.5%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	1,022,904

Japan - 1.0%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15 (b)	258,624

		Sumitomo Mitsui Banking Corp.:
100,000,000	JPY	0.967% due 5/25/11 (b)	856,165
100,000,000	JPY	Series E, Medium-Term Notes, 1.384% due 12/27/06	875,808

		Total Japan	1,990,597

Luxembourg - 0.4%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 6/1/15 (b)	746,954
100,000		VTB Capital SA, Senior Notes, 6.140% due 9/21/07 (b)(c)	100,288

		Total Luxembourg	847,242

Mexico - 0.4%
540,000	EUR	PEMEX Project Funding Master Trust, 6.250% due 8/5/13	783,664

United Kingdom - 1.3%
400,000		HBOS PLC, Subordinated, 5.920% due 10/1/15 (b)(c)	396,934
300,000	CAD	National Grid PLC, Series E, Medium-Term Notes, 4.980% due 6/22/11	268,606
300,000		Royal Bank of Scotland Group PLC, Senior Notes, 5.390% due 12/21/07 (b)(c)	300,316
1,000,000		Royal Bank of Scotland PLC, Notes, 5.424% due 7/21/08 (b)(c)	1,001,038
100,000		Tate & Lyle International Finance PLC, Notes, 5.000% due 11/15/14 (c)	95,666
400,000		Vodafone Group PLC, Notes, 5.427% due 6/29/07 (b)	400,068
100,000		XL Capital Europe PLC, Senior Notes, 6.500% due 1/15/12	105,499

		Total United Kingdom	2,568,127

United States - 4.5%
100,000		Ace INA Holdings Inc., Senior Notes, 5.875% due 6/15/14	103,502
100,000		Boston Scientific Corp., Notes, 5.450% due 6/15/14	97,497
100,000		Capital One Financial Corp., Senior Notes, 5.700% due 9/15/11	102,278
200,000		Centerpoint Energy Inc., 5.875% due 6/1/08	201,323
900,000		CIT Group Inc., Series Medium-Term Note, Senior Notes, 5.445% due 2/21/08 (b)	901,255
200,000		CNA Financial Corp., Notes, 6.000% due 8/15/11	205,619
200,000		D.R. Horton Inc., Senior Notes, 4.875% due 1/15/10	196,487
100,000		DaimlerChrysler Holding Corp., Medium-Term Notes, 5.750% due 9/8/11	100,671
900,000		Genworth Global Funding, Secured Notes, 5.450% due 2/10/09 (b)	901,021

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT†		SECURITY	VALUE
United States - 4.5% (continued)
200,000		Goldman Sachs Group Inc., Notes, 5.837% due 3/22/16 (b)	$201,499
100,000		H.J. Heinz Finance Co., Notes, 6.000% due 3/15/12	102,454
200,000		Harrahs Operating Co. Inc., 5.975% due 2/8/08 (b)(c)	200,298
300,000		HSBC Finance Corp., Senior Unsecured, 5.520% due 9/15/08 (b)	300,913
300,000		IBJ Preferred Capital Co., 8.790% due 6/30/08 (b)(c)	315,524
300,000		iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	295,118
300,000		JPMorgan Chase Capital XX, Jr. Subordinated Notes, Series T, 6.550% due 9/29/36	317,722
200,000		Mizuho JGB Investment LLC, Bonds, 9.870% due 6/30/08 (b)(c)	213,247
900,000		Morgan Stanley, Series Notes, Series F, 5.485% due 2/9/09 (b)	901,909
800,000		Popular North America Inc., Medium-Term Note, Series F, 5.770% due 4/6/09 (b)	802,619
700,000		Rabobank Nederland, Senior Notes, 5.394% due 1/15/09 (b)(c)	700,490
200,000		Ryder System Inc., Medium-Term Notes, 3.500% due 3/15/09	191,751
200,000		Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	207,544
500,000		U.S. Bancorp, Medium-Term Notes, 5.350% due 4/28/09 (b)	500,480
1,000,000		Wachovia Bank NA, Senior Notes, Series DPNT, 5.429% due 3/23/09 (b)	1,000,660

		Total United States	9,061,881

		TOTAL CORPORATE BONDS & NOTES (Cost - $19,049,462)	19,846,889

MORTGAGE-BACKED SECURITIES - 5.7%
FNMA - 5.7%
		Federal National Mortgage Association (FNMA):
737,314		4.191% due 11/1/34 (a)(b)	732,972
4,399,997		6.000% due 4/1/36-11/1/36 (a)	4,449,260
400,000		5.500% due 12/1/36 (e)	398,625
5,000,000		6.000% due 12/1/36 (e)	5,054,690
1,000,000		6.500% due 12/1/36 (e)	1,020,625

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $11,602,157)	11,656,172

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 3.8%
U.S. Government Agencies - 2.6%
800,000		Federal Home Loan Bank (FHLB), Bonds, 3.250% due 1/9/09	775,848
4,401,850		Federal National Mortgage Association (FNMA), 5.500% due 5/1/34	4,396,779

		Total U.S. Government Agencies	5,172,627

U.S. Government Obligations - 1.2%
2,600,000		U.S. Treasury Notes, 3.500% due 2/15/10	2,525,658

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,700,089)	7,698,285

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 1.9%
2,177,462		U.S. Treasury Bonds, Inflation Indexed, 3.375% due 1/15/07	2,161,558
		U.S. Treasury Notes, Inflation Indexed:
321,360		0.875% due 4/15/10	306,409
850,224		1.625% due 1/15/15	815,983
521,655		1.875% due 7/15/15	510,203

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,842,634)	3,794,153

CONTRACTS
PURCHASED OPTIONS - 0.5%
Germany - 0.0%
4,000,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 5/11/07 (a)	5,616

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

CONTRACTS		SECURITY	VALUE
Germany - 0.0% (continued)
3,300,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 5/17/07 (a)	$4,919

		Total Germany	10,535

United Kingdom - 0.1%
3,500,000	GBP	Swaption, LIBOR, 5.00% fixed rate, Call @ $5.00, expires 6/6/07 (a)	52,778
10,500,000	GBP	Swaption, LIBOR, 5.15% fixed rate, Call @ $5.15, expires 9/14/07 (a)	57,851
10,500,000	GBP	Swaption, LIBOR, 5.19% fixed rate, Call @ $5.19, expires 9/14/07 (a)	64,034

		Total United Kingdom	174,663

United States - 0.4%
7,400,000		Eurodollar Futures, Put @ $87.50, expires 2/5/07	29
255		Eurodollar Futures, Put @ $92.00, expires 3/19/07	1,594
55		Eurodollar Futures, Put @ $92.25, expires 12/18/06	344
322		Eurodollar Futures, Put @ $92.50, expires 12/18/06	2,012
1,500,000		Swaption, 3 Month LIBOR, 4.80% fixed rate, Call @ $4.80, expires 12/22/06 (a)	588
34,000,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 3/8/07 (a)	153,034
2,300,000		Swaption, 3 Month LIBOR, 5.08% fixed rate, Call @ $5.08, expires 4/19/07 (a)	15,168
36,500,000		Swaption, 3 Month LIBOR, 5.17% fixed rate, Call @ $5.17, expires 2/1/07 (a)	212,649
29,600,000		Swaption, 3 Month LIBOR, 5.20% fixed rate, Call @ $5.20, expires 5/9/07 (a)	257,372
16,200,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 6/15/07 (a)	31,485
15,000,000		Swaption, LIBOR, 4.90% fixed rate, Call @ $4.90, expires 7/2/07 (a)	88,636
16,800,000		Swaption, LIBOR, 5.00% fixed rate, Call @ $5.00, expires 12/20/07 (a)	157,335
5,100,000		U.S. Dollar vs. Japanese Yen, 8.50% fixed rate, Call @ $8.50, expires 3/20/07 (a)	0
3,500,000		U.S. Dollar vs. Japanese Yen, 8.75% fixed rate, Call @ $8.75, expires 1/17/07 (a)	0
5,900,000		U.S. Dollar vs. Japanese Yen, 8.80% fixed rate, Call @ $8.80, expires 2/13/07 (a)	6
222		U.S. Treasury Notes 5 year Futures, Put @ $102, expires 12/21/06	3,469

		Total United States	923,721

		TOTAL PURCHASED OPTIONS (Cost - $809,080)	1,108,919

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $163,701,822)	169,344,597

FACE AMOUNT
SHORT-TERM INVESTMENTS (a) - 32.1%
Commercial Paper (f) - 28.0%
$300,000		ASB Bank Ltd., 5.295% due 12/28/06	298,823
700,000		5.331% due 12/18/06	698,261
2,600,000		5.316% due 2/1/07	2,576,392
2,700,000		5.325% due 3/20/07	2,657,016
9,500,000		Barclays Bank PLC, 5.321% due 2/20/07	9,387,995
		Danske Corp.:
4,100,000		5.370% due 12/27/06	4,084,395
800,000		5.311% due 1/30/07	793,016
1,100,000		5.321% due 3/12/07	1,083,852
5,400,000		Dexia Delaware LLC, 5.315% due 2/20/07	5,336,334

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (f) - 28.0% (continued)
	HBOS Treasury Services PLC:
$1,700,000	5.308% due 1/22/07	$1,687,133
600,000	5.332% due 12/8/06	599,386
2,900,000	5.322% due 2/7/07	2,871,290
5,400,000	ING U.S. Funding LLC, 5.310% due 2/8/07	5,345,784
	Ixis Com:
1,300,000	5.313% due 1/26/07	1,289,393
2,900,000	5.322% due 2/16/07	2,867,462
1,000,000	Nordea North America Inc., 5.300% due 1/3/07	995,197
2,200,000	Skandinaviska Enskilda Banken AB, 5.327% due 12/8/06	2,197,752
400,000	Time Warner Inc., 5.494% due 1/25/07	396,706
1,200,000	Total Fina Elf Capital, 5.301% due 12/1/06	1,200,000
	UBS Finance Delaware LLC:
800,000	5.318% due 3/8/07	788,712
4,000,000	5.280% due 12/1/06	4,000,000
	Westpac Banking Corp.:
2,500,000	5.326% due 12/12/06	2,495,986
3,400,000	5.315% due 1/24/07	3,373,251

	Total Commercial Paper (Cost - $57,024,257)	57,024,136

U.S. Government Agencies (f) - 0.2%
	Federal National Mortgage Association (FNMA), Discount Notes:
100,000	5.193% due 12/29/06	99,598
300,000	5.192% due 1/17/07	297,991

	Total U.S. Government Agencies (Cost - $397,589)	397,589

U.S. Government Obligations (f) - 1.1%
	U.S. Treasury Bills:
500,000	4.745% due 12/14/06	499,151
20,000	5.146% due 12/14/06	19,963
1,630,000	4.869% - 5.016% due 12/14/06	1,627,151

	Total U.S. Government Obligations (Cost - $2,146,266)	2,146,265

Certificate of Deposit (Yankee) - 0.5%
1,000,000	BNP Paribas NY Branch, 5.263% due 5/28/08 (Cost - $999,381)	999,380

Repurchase Agreement - 2.3%
4,756,000	State Street Bank & Trust Co. dated 11/30/06, 4.840% due 12/1/06; Proceeds at maturity - $4,756,639; (Fully collateralized by U.S. Treasury Bond, 7.250% due 8/15/22; Market value - $4,854,548) (Cost - $4,756,000)	4,756,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $65,323,493)	65,323,370

	TOTAL INVESTMENTS - 115.4% (Cost - $229,025,315#)	234,667,967
	Liabilities in Excess of Other Assets - (15.4)%	(31,393,840)

	TOTAL NET ASSETS - 100.0%	$203,274,127

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— Great British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty

Summary of Investments by Security Type*(unaudited)

Sovereign Bonds	40.8%
Corporate Bonds & Notes	8.4
Collateralized Mortgage Obligations	8.1
Mortgage-Backed Securities	5.0
Asset-Backed Securities	4.5
U.S. Government & Agency Obligations	3.3
U.S. Treasury Inflation Protected Securities	1.6
Purchased Options	0.5
Short-Term Investments	27.8

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	November 30, 2006

Schedule of Options Written
CONTRACTS	SECURITY	EXPIRATION Date	Strike Price	Value
1,000,000	Swaption, LIBOR, 4.85% fixed rate Call	6/6/07	$4.85	$1,731
6,000,000	Swaption, LIBOR, 4.85% fixed rate Call	9/14/07	4.85	130,161
7,000,000	Swaption, LIBOR, 5.00% fixed rate Call	7/2/07	5.00	107,100
7,300,000	Swaption, LIBOR, 5.15% fixed rate Call	12/20/07	5.15	166,552
600,000	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	12/22/06	4.85	1,896
4,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	50,876
1,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	12,719
10,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	127,190
1,000,000	Swaption, 3 Month LIBOR, 5.22% fixed rate Call	4/19/07	5.22	20,199
15,800,000	Swaption, 3 Month LIBOR, 5.24% fixed rate Call	2/1/07	5.24	294,183
1,600,000	Swaption, 3 Month LIBOR, 5.25% fixed rate Call	5/16/07	5.25	50,027
1,900,000	Swaption, 3 Month LIBOR, 5.25% fixed rate Call	5/16/07	5.25	59,407
12,700,000	Swaption, 3 Month LIBOR, 5.32% fixed rate Call	5/9/07	5.32	306,159
7,400,000	Swaption, 3 Month LIBOR, 5.90% fixed rate Put	1/2/07	5.90	0
4,700,000	Swaption, 6 Month LIBOR, 4.85% fixed rate Call	6/15/07	4.85	73,862
	TOTAL OPTIONS WRITTEN

	(Premiums received - $884,130)			$1,402,062

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY			VALUE
$3,050,000	U.S. Treasury Note, 4.500% due 11/15/15			$3,060,010
6,600,000	U.S. Treasury Note, 4.500% due 2/15/16			6,620,632
7,700,000	U.S. Treasury Note, 5.125% due 5/15/16			8,088,611
	TOTAL OPEN SHORT SALES

	(Proceeds - $17,617,358)			$17,769,253

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable

Bond Ratings (unaudited) (continued)

over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

Money market instruments within Government Money Investments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indictors, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing

Notes to Schedules of Investments (unaudited) (continued)

purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. The Funds may invest in ‘Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Swaptions. The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities or Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Funds as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Funds enter into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Funds bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by the Funds with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Funds anticipates purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a

Notes to Schedules of Investments (unaudited) (continued)

security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(j) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(l) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into

Notes to Schedules of Investments (unaudited) (continued)

interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(m) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(n) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Capitalization Value Equity Investments	$328,286,692	$(11,189,635)	$317,097,057
Large Capitalization Growth Investments	283,749,529	(20,896,923)	262,852,606
Small Capitalization Value Equity Investments	92,631,967	(11,299,750)	81,332,217
Small Capitalization Growth Investments	109,301,144	(13,013,329)	96,287,815
International Equity Investments	351,121,913	(11,168,570)	339,953,343
Emerging Markets Equity Investments	128,593,971	(2,104,712)	126,489,259
Core Fixed Income Investments	13,520,565	(4,462,400)	9,058,165
High Yield Investments	3,245,817	(482,479)	2,763,338
Municipal Bond Investments	2,402,426	(7,972)	2,394,454
International Fixed Income Investments	6,399,814	(757,162)	5,642,652

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2006, the Funds had the following open futures contracts:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	49	12/06	$11,589,725	$11,594,013	$4,288
Euro	20	6/07	4,739,600	4,751,250	11,650
Euro	332	6/07	78,767,850	78,870,750	102,900
Euro	326	9/07	77,395,633	77,600,225	204,592
Euro	61	12/07	14,488,263	14,540,113	51,850
Euro	138	3/08	32,851,475	32,919,900	68,425
Euro	120	6/08	28,591,750	28,632,000	40,250
Euro	257	12/08	61,095,325	61,310,563	215,238
LIBOR Futures	37	6/07	8,627,000	8,619,862	(7,138)
LIBOR Futures	70	9/07	16,321,347	16,313,016	(8,331)
LIBOR Futures	71	12/07	16,548,399	16,551,303	2,904
U.S. 2 Year Treasury Notes	97	3/07	19,844,501	19,885,000	40,499
U.S. 5 Year Treasury Notes	150	3/07	15,833,984	15,923,437	89,453
U.S. 5 Year Treasury Notes	174	3/07	18,394,370	18,471,187	76,817

					$893,397

Contracts to Sell:
U.S. Treasury Bonds	20	12/06	$2,222,244	$2,287,500	$(65,256)
U.S. Treasury Bonds	3	3/07	338,446	343,125	(4,679)
U.S. Treasury Bonds	56	3/07	6,352,937	6,405,000	(52,063)
U.S. 10 Year Treasury Notes	138	3/07	15,001,107	15,067,875	(66,768)
U.S. 10 Year Treasury Notes	387	3/07	42,092,227	42,255,563	(163,336)

					$(352,102)

Net Unrealized Gain on Open Futures Contracts					$541,295

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Euro	32	12/06	$7,565,600	$7,571,600	$6,000
Euro	45	3/07	10,658,812	10,666,125	7,313
Euro	105	6/07	24,878,275	24,944,063	65,788
Euro	19	9/07	4,498,488	4,522,712	24,224
Euro	98	12/07	23,327,600	23,359,525	31,925
Euro	98	3/08	23,325,675	23,377,900	52,225
Euro	24	6/08	5,708,100	5,726,400	18,300
Euro	61	9/08	14,475,900	14,554,600	78,700
Euro	37	12/08	8,765,300	8,826,812	61,512
Euro	37	3/09	8,762,525	8,824,500	61,975
Euro	37	6/09	8,758,825	8,821,725	62,900
Euro	154	2/07	2,042	2,042	—
Euro	100	2/07	1,326	1,326	—
Federal Republic of Germany 5 Year Bonds	96	12/06	13,978,531	14,069,621	91,090
Federal Republic of Germany 10 Year Bonds	34	3/07	5,343,109	5,349,872	6,763
Federal Republic of Germany 10 Year Bonds	238	12/06	36,961,859	37,392,295	430,436
Japan Government Bonds 10 Year	41	12/06	47,623,832	47,981,923	358,091
Japan Government Bonds 10 Year	12	3/07	13,948,598	13,957,425	8,827
U.S. 5 Year Treasury Notes	293	3/07	30,953,578	31,103,781	150,203
U.S. 10 Year Treasury Notes	3	3/07	325,313	327,563	2,250

					1,518,522

Contracts to Sell:
Euro	34	12/06	9,606	5,862	3,744
Euro	34	12/06	7,214	451	6,763

					$10,507

Net Unrealized Gain on Open Futures Contracts					$1,529,029

Notes to Schedules of Investments (unaudited) (continued)

During the period ended November 30, 2006, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2006	50,800,001	$534,420
Options written	16,300,396	299,312
Options closed	(84)	(36,455)
Options expired	(6,100,001)	(50,106)

Options written, outstanding November 30, 2006	61,000,312	$747,171

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2006	873,700,086	$704,156
Options written	24,300,000	355,116
Options closed	(8,000,000)	(31,000)
Options expired	(808,000,086)	(144,142)

Options written, outstanding at November 30, 2006	82,000,000	$884,130

At November 30, 2006, Emerging Markets Equity Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open forward foreign currency contracts as described below:

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Malaysian Ringgit	11,258,000	$3,128,926	2/26/07	$10,366

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	2,484,000	$3,295,179	12/8/06	$106,108
Euro	16,100,000	21,357,641	12/8/06	649,500
Japanese Yen	920,810,000	8,051,704	2/15/07	161,842
Yuan Renminbi	3,860,000	499,598	3/16/07	(402)
Yuan Renminbi	21,339,000	2,779,188	5/9/07	(776)
Yuan Renminbi	10,298,480	1,355,712	8/16/07	21,712

				$937,984

Contracts to Sell:
Euro	43,556,000	57,779,716	12/8/06	$(2,475,139)
Euro	16,816,000	22,307,460	12/8/06	(275,876)
Euro	989,000	1,314,059	1/10/07	(56,294)
Pound Sterling	1,258,000	2,477,723	1/11/07	(25,881)

				$(2,833,190)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,895,206)

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	4,980,000	$3,931,515	12/7/06	$96,915
Australian Dollar	139,000	109,716	12/14/06	1,406
Brazilian Real	669,135	308,642	12/4/06	(1,358)
Brazilian Real	223,045	102,881	12/4/06	(57)
Brazilian Real	223,045	102,881	12/4/06	(57)
Brazilian Real	223,045	102,881	12/4/06	(57)
Brazilian Real	141,000	64,869	12/13/06	1,378
Brazilian Real	141,000	64,869	12/13/06	1,255
Brazilian Real	40,000	18,289	1/18/07	72
Brazilian Real	40,000	18,289	1/18/07	74
Brazilian Real	223,045	99,485	6/4/07	(289)
Brazilian Real	223,045	99,485	6/4/07	(200)
Brazilian Real	223,045	99,485	6/4/07	(267)
Chilean Peso	30,561,161	57,988	5/8/07	(107)
Chilean Peso	29,438,839	55,859	5/8/07	(43)
Danish Krone	369,000	65,659	12/5/06	1,873
Danish Krone	369,000	65,911	3/6/07	223
Euro	32,424	43,005	12/4/06	305
Euro	300,000	397,968	12/8/06	14,277
Euro	114,000	151,228	12/8/06	5,346
Euro	92,000	122,044	12/8/06	4,832
Indian Rupee	509,000	11,351	2/26/07	510
Indian Rupee	6,506,000	144,481	5/9/07	829
Japanese Yen	529,689,000	4,618,894	1/25/07	121,638
Mexican Peso	2,813,750	255,736	12/4/06	(3,264)
Mexican Peso	1,406,875	126,976	4/18/07	521
Mexican Peso	1,406,875	126,976	4/18/07	487
New Taiwan Dollar	12,075,000	376,420	2/22/07	(1,041)
New Taiwan Dollar	402,000	12,537	2/26/07	(14)
Singapore Dollar	215,000	139,983	12/18/06	4,107
Singapore Dollar	603,000	393,460	1/29/07	4,778
South Korean Won	19,764,000	21,312	2/26/07	668
Yuan Renminbi	675,664	87,941	5/9/07	(59)
Yuan Renminbi	2,027,150	263,844	5/9/07	(156)
Yuan Renminbi	2,170,000	282,437	5/9/07	32
Yuan Renminbi	2,733,368	355,762	5/9/07	(238)
Yuan Renminbi	2,938,000	382,396	5/9/07	(306)
Yuan Renminbi	2,434,000	316,797	5/9/07	(130)
Yuan Renminbi	4,991,399	656,765	8/15/07	9,540
Yuan Renminbi	4,717,195	620,686	8/15/07	9,571
Yuan Renminbi	4,005,560	528,324	9/6/07	8,324
Yuan Renminbi	4,043,550	533,335	9/6/07	8,335

				$289,653

Notes to Schedules of Investments (unaudited) (continued)

Contracts to Sell:
Brazilian Real	669,135	$308,642	12/4/06	$171
Brazilian Real	223,045	102,881	12/4/06	190
Brazilian Real	223,045	102,881	12/4/06	95
Brazilian Real	223,045	102,881	12/4/06	143
Canadian Dollar	733,000	643,032	1/11/07	5,640
Chilean Peso	29,214,456	55,481	12/18/06	(1,098)
Chilean Peso	28,935,544	54,952	12/18/06	(1,218)
Danish Krone	369,000	65,659	12/5/06	(229)
Euro	47,000	62,348	12/8/06	(1,896)
Euro	640,000	848,999	12/8/06	(27,869)
Euro	52,636,000	69,824,895	12/8/06	(2,991,124)
Euro	127,000	168,473	12/8/06	(5,967)
Euro	326,000	432,459	12/8/06	(248)
Japanese Yen	67,312,000	588,586	2/15/07	(11,831)
Mexican Peso	1,406,875	127,868	12/4/06	(526)
Mexican Peso	1,406,875	127,868	12/4/06	(491)
New Zealand Dollar	5,880,000	4,026,085	12/7/06	(94,129)
New Zealand Dollar	157,000	107,453	12/14/06	(2,440)
Polish Zloty	2,841,776	988,152	12/13/06	(80,251)
Polish Zloty	4,049,224	1,408,010	12/13/06	(113,294)
Polish Zloty	170,000	59,350	4/18/07	(2,515)
Pound Sterling	2,692,000	5,302,092	1/11/07	(55,384)
Singapore Dollar	202,000	131,859	2/6/07	(1,788)

				$(3,386,059)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(3,096,406)

At November 30, 2006, International Fixed Income Investments held the following interest rate swap contracts:

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2015
Unrealized Depreciation	$(404,393)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	670,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation	$(41,961)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	June 18, 2034
Notional Amount:	200,000 EUR
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 18, 1934
Unrealized Appreciation	$1,847

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 20, 2007
Notional Amount:	320,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation	$(20,009)

Swap Counterparty:	Deutsche Bank
Effective Date:	November 20, 2006
Notional Amount:	7,900,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month BBSW)
Termination Date:	June 20, 2009
Unrealized Depreciation	$(673)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 18, 2014
Notional Amount:	600,000 EUR
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 18, 2034
Unrealized Appreciation	$70,420

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 18, 2014
Notional Amount:	3,400,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Appreciation	$403,179

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	2,100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Depreciation	$(5,495)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Appreciation	$6,911

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Credit Suisse International
Effective Date:	June 18, 2014
Notional Amount:	600,000 EUR
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 18, 2034
Unrealized Appreciation	$27,369

Swap Counterparty:	HBSC Bank
Effective Date:	December 15, 2015
Notional Amount:	400,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Appreciation	$1,746

Swap Counterparty:	Deutsche Bank
Effective Date:	September 15, 2006
Notional Amount:	400,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Appreciation	$4,474

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 15, 2009
Unrealized Appreciation	$6,025

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	December 20, 2004
Notional Amount:	1,460,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$469,171

Swap Counterparty:	UBS AG
Effective Date:	December 20, 2004
Notional Amount:	540,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Depreciation	$(41,332)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Depreciation	$(19,043)

Swap Counterparty:	Deutsche Bank
Effective Date:	March 20, 2007
Notional Amount:	200,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 18, 2008
Unrealized Appreciation	$2,534

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	March 20, 2007
Notional Amount:	7,200,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	March 18, 2008
Unrealized Appreciation	$74,796

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	$2,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$185,367

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	October 6, 2006
Notional Amount:	7,000,000 MXN
Payments Made by Fund:	Fixed Rate, 8.84%
Payments Received by Fund:	Floating Rate (TIIE)
Termination Date:	September 23, 2016
Unrealized Appreciation	$28,373

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Depreciation	$(5,330)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	HSBC Bank
Effective Date:	September 15, 2006
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Depreciation	$(13,685)

Swap Counterparty:	Deutsche Bank
Effective Date:	June 12, 2006
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 4.25%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 12, 2036
Unrealized Appreciation	$944

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2025
Unrealized Appreciation	$98,534

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 20, 2008
Notional Amount:	950,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2010
Unrealized Depreciation	$(55,369)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	September 15, 2006
Notional Amount:	3,600,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Appreciation	$2,714

Swap Counterparty:	Deutsche Bank
Effective Date:	December 20, 2006
Notional Amount:	$4,300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2011
Unrealized Depreciation	$(110,641)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 20, 2006
Notional Amount:	$21,500,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2011
Unrealized Depreciation	$(538,484)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	September 15, 2006
Notional Amount:	1,200,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Appreciation	$8,995

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2006
Notional Amount:	$300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2011
Unrealized Depreciation	$(7,767)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2006
Notional Amount:	$2,100,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$194,583

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 20, 2006
Notional Amount:	$300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$27,799

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 20, 2006
Notional Amount:	$8,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2008
Unrealized Depreciation	$(102,070)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 15, 2007
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 15, 2009
Unrealized Depreciation	$(1,911)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 15, 2007
Notional Amount:	3,100,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 15, 2009
Unrealized Appreciation	$3,203

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 20, 2007
Notional Amount:	1,600,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation	$(92,568)

Swap Counterparty:	Deutsche Bank
Effective Date:	December 15, 2006
Notional Amount:	3,800,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Depreciation	$(78,973)

Swap Counterparty:	HSBC Bank
Effective Date:	September 15, 2006
Notional Amount:	200,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2015
Unrealized Appreciation	$12,704

Swap Counterparty:	HSBC Bank
Effective Date:	December 15, 2006
Notional Amount:	7,500,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month BBSW)
Termination Date:	December 15, 2011
Unrealized Depreciation	$(22,351)

Swap Counterparty:	HSBC Bank
Effective Date:	December 15, 2006
Notional Amount:	4,300,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month BBSW)
Termination Date:	December 15, 2016
Unrealized Depreciation	$(18,752)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Deutsche Bank
Effective Date:	September 15, 2006
Notional Amount:	900,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Depreciation	$(6,206)

Swap Counterparty:	Deutsche Bank
Effective Date:	June 20, 2007
Notional Amount:	960,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation	$(45,424)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 20, 2007
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Appreciation	$28,045

Swap Counterparty:	Credit Suisse International
Effective Date:	June 15, 2007
Notional Amount:	13,000,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 15, 2017
Unrealized Depreciation	$(98,115)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 27, 2006
Notional Amount:	123,000,000 HUF
Payments Made by Fund:	Fixed Rate, 7.54%
Payments Received by Fund:	Floating Rate (6 month Bubor)
Termination Date:	September 27, 2016
Unrealized Depreciation	$(12,917)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 15, 2015
Notional Amount:	200,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Depreciation	$(1,597)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Merrill Lynch International
Effective Date:	September 18, 2006
Notional Amount:	15,000,000 MXN
Payments Made by Fund:	Fixed Rate, 8.72%
Payments Received by Fund:	Floating Rate (TIIE)
Termination Date:	September 5, 2016
Unrealized Appreciation	$12,934

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	October 9, 2006
Notional Amount:	136,000,000 HUF
Payments Made by Fund:	Fixed Rate, 7.72%
Payments Received by Fund:	Floating Rate (6 month Bubor)
Termination Date:	October 10, 2016
Unrealized Depreciation	$(35,117)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 15, 2006
Notional Amount:	13,900,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Depreciation	$(244,000)

Swap Counterparty:	UBS AG
Effective Date:	December 19, 2007
Notional Amount:	$2,600,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 19, 2008
Unrealized Appreciation	$5,992

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 15, 2006
Notional Amount:	600,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2011
Unrealized Depreciation	$(974)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	September 27, 2006
Notional Amount:	400,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.98%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	September 27, 2016
Unrealized Depreciation	$(42,851)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	860,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Depreciation	$(35,022)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	September 18, 2007
Notional Amount:	900,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	September 18, 2008
Unrealized Depreciation	$(702)

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	December 20, 2006
Notional Amount:	$2,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2016
Unrealized Depreciation	$(33,442)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2006
Notional Amount:	$5,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2013
Unrealized Depreciation	$(48,390)

At November 30, 2006, International Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Merrill Lynch International
Effective Date:	June 16, 2006
Referenced Entity:	Russian Federation
Notional Amount:	$500,000
Termination Date:	June 20, 2007
Unrealized Appreciation	$477

Swap Counterparty:	Bear Stearns International Ltd.
Effective Date:	September 27, 2006
Referenced Entity:	H.J. Heinz Co. BP BTI
Notional Amount:	$100,000
Termination Date:	March 20, 2012
Unrealized Appreciation	$334

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 2, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$2,000,000
Termination Date:	August 20, 2011
Unrealized Appreciation	$28,583

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 2, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$1,100,000
Termination Date:	August 20, 2016
Unrealized Depreciation	$(36,339)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	August 3, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$1,100,000
Termination Date:	August 20, 2016
Unrealized Depreciation	$(32,774)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	August 3, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$2,000,000
Termination Date:	August 20, 2011
Unrealized Appreciation	$25,682

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	August 9, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$3,400,000
Termination Date:	August 20, 2011
Unrealized Appreciation	$34,498

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	August 9, 2006
Referenced Entity:	Federative Republic of Brazil
Notional Amount:	$1,900,000
Termination Date:	August 20, 2016
Unrealized Depreciation	$(47,032)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 31, 2006
Referenced Entity:	Ryder BP BRC
Notional Amount:	$200,000
Termination Date:	March 20, 2009
Unrealized Appreciation	$359

Swap Counterparty:	Bear Stearns International LTD
Effective Date:	October 28, 2006
Referenced Entity:	Goldman Sachs Group, Inc.
Notional Amount:	$200,000
Termination Date:	March 20, 2016
Unrealized Depreciation	$(31)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS AG
Effective Date:	September 27, 2006
Referenced Entity:	Capital One BP UAG
Notional Amount:	$100,000
Termination Date:	September 20, 2011
Unrealized Depreciation	$(519)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 27, 2006
Referenced Entity:	XL Capital LTD BP
Notional Amount:	$100,000
Termination Date:	March 20, 2012
Unrealized Depreciation	$(463)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 27, 2006
Referenced Entity:	CNA Financial Corp. BP
Notional Amount:	$100,000
Termination Date:	September 20, 2011
Unrealized Depreciation	$(697)

Swap Counterparty:	Bear Stearns International LTD
Effective Date:	September 22, 2006
Referenced Entity:	CNA Financial BP
Notional Amount:	$100,000
Termination Date:	September 20, 2011
Unrealized Depreciation	$(697)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Referenced Entity:	Tate Lyle International BP
Notional Amount:	$100,000
Termination Date:	December 20, 2014
Unrealized Depreciation	$(991)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Referenced Entity:	Ace Ina Holdings BP
Notional Amount:	$100,000
Termination Date:	June 20, 2014
Unrealized Depreciation	$(912)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 14, 2006
Referenced Entity:	National Grid BP BRC
Notional Amount:	$300,000
Termination Date:	June 20, 2011
Unrealized Appreciation	$702

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bank of America
Effective Date:	September 21, 2006
Referenced Entity:	Dow Jones CDX IG7-10 BP
Notional Amount:	$1,100,000
Termination Date:	December 20, 2016
Unrealized Depreciation	$(955)

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	October 26, 2006
Referenced Entity:	Landsbanki Islands BP
Notional Amount:	$200,000
Termination Date:	September 20, 2009
Unrealized Depreciation	$(177)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 1, 2006
Referenced Entity:	Sealed Air BP BRC
Notional Amount:	$200,000
Termination Date:	June 20, 2009
Unrealized Appreciation	$255

Swap Counterparty:	Credit Suisse International
Effective Date:	October 18, 2006
Referenced Entity:	Istar Financial Inc. BP FBF
Notional Amount:	$300,000
Termination Date:	March 20, 2012
Unrealized Depreciation	$(85)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 19, 2006
Referenced Entity:	Boston Scientific BP
Notional Amount:	$100,000
Termination Date:	June 20, 2014
Unrealized Appreciation	$1,480

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 18, 2006
Referenced Entity:	D.R. Horton BP BRC
Notional Amount:	$200,000
Termination Date:	March 20, 2010
Unrealized Depreciation	$(653)

Swap Counterparty:	Credit Suisse International
Effective Date:	October 12, 2006
Referenced Entity:	Centerpoint BP FBF
Notional Amount:	$200,000
Termination Date:	June 20, 2008
Unrealized Depreciation	$(153)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	September 19, 2006
Referenced Entity:	DaimlerChrysler BP
Notional Amount:	$100,000
Termination Date:	September 20, 2011
Unrealized Depreciation	$(192)

Swap Counterparty:	Deutsche Bank AG
Effective Date:	September 16, 2006
Referenced Entity:	Softbank Corp. SP
Notional Amount:	$59,000,000
Termination Date:	September 20, 2007
Unrealized Appreciation	$1,803

At November 30, 2006, Core Fixed Income Investments held the following interest rate swap contracts:

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 15, 2035
Unrealized Appreciation	$57,486

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	1,000,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month GBP LIBOR)
Termination Date:	September 15, 2010
Unrealized Depreciation	$(27,142)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	1,600,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Depreciation	$(74,156)

Swap Counterparty:	Merrill Lynch International
Effective Date:	June 20, 2007
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Appreciation	$16,827

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2007
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 20, 2016
Unrealized Depreciation	$(2,505)

Swap Counterparty:	Union Bank of Switzerland
Effective Date:	June 18, 2008
Notional Amount:	$31,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 18, 2009
Unrealized Appreciation	$176,147

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2007
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 15, 2009
Unrealized Depreciation	$(81)

Swap Counterparty:	HSBC Bank
Effective Date:	December 15, 2015
Notional Amount:	500,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2035
Unrealized Depreciation	$(2,269)

Swap Counterparty:	HSBC Bank
Effective Date:	June 15, 2007
Notional Amount:	2,400,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 15, 2009
Unrealized Appreciation	$643

Swap Counterparty:	Deutsche Bank
Effective Date:	December 14, 2006
Notional Amount:	3,900,000 AUD
Payments Made by Fund:	Fixed Rate, 6.00%
Payments Received by Fund:	Floating Rate (6 month BBSW)
Termination Date:	December 15, 2016
Unrealized Appreciation	$4,124

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2006
Notional Amount:	$2,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2011
Unrealized Depreciation	$(62,137)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2006
Notional Amount:	$2,800,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$187,485

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 20, 2006
Notional Amount:	$6,200,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$574,513

Swap Counterparty:	UBS AG
Effective Date:	December 20, 2006
Notional Amount:	$7,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2008
Unrealized Appreciation	$80,315

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	$700,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2008
Unrealized Appreciation	$5,410

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	December 20, 2006
Notional Amount:	$4,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 20, 2036
Unrealized Appreciation	$189,554

At November 30, 2006, Core Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 31, 2005
Referenced Entity:	Republic of Turkey
Notional Amount:	$200,000
Termination Date:	September 20, 2010
Unrealized Depreciation	$(8,591)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Merrill Lynch International
Effective Date:	September 7, 2006
Referenced Entity:	Merrill Lynch International Fixed Rate ABX Index
Notional Amount:	$1,200,000
Termination Date:	May 25, 2046
Unrealized Appreciation	$24,593

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 18, 2006
Referenced Entity:	Daimlerchryster AG
Notional Amount:	$600,000
Termination Date:	September 20, 2011
Unrealized Depreciation	$(131)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	November 14, 2006
Referenced Entity:	Daimlerchryster AG
Notional Amount:	$300,000
Termination Date:	September 20, 2011
Unrealized Appreciation	$227

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 25, 2006
Referenced Entity:	Pulte Home Inc.
Notional Amount:	$1,700,000
Termination Date:	March 20, 2013
Unrealized Depreciation	$(8,726)

Swap Counterparty:	Deutsche Bank
Effective Date:	October 26, 2006
Referenced Entity:	Goodrich Corp.
Notional Amount:	$300,000
Termination Date:	September 20, 2016
Unrealized Depreciation	$(1,105)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 21, 2006
Referenced Entity:	Dow Jones CDX Index
Notional Amount:	$5,900,000
Termination Date:	December 20, 2011
Unrealized Appreciation	$3,656

Swap Counterparty:	Barclays Bank PLC
Effective Date:	October 19, 2006
Referenced Entity:	Istar Financial Inc.
Notional Amount:	$300,000
Termination Date:	March 20, 2011
Unrealized Depreciation	$(73)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	October 17, 2006
Referenced Entity:	ESPF BBP DTI
Notional Amount:	$700,000
Termination Date:	October 5, 2046
Unrealized Appreciation	$0

Swap Counterparty:	BNP Paribas
Effective Date:	November 16, 2006
Referenced Entity:	HSBC Finance Corp.
Notional Amount:	$300,000
Termination Date:	December 20, 2013
Unrealized Depreciation	$(92)

Swap Counterparty:	Merrill Lynch International
Effective Date:	March 12, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$600,000
Termination Date:	March 20, 2007
Unrealized Appreciation	$793

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	May 19, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$100,000
Termination Date:	May 20, 2007
Unrealized Appreciation	$258

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	June 27, 2005
Referenced Entity:	Trinity CDO, Ltd.
Notional Amount:	$2,000,000
Termination Date:	March 8, 2040
Unrealized Depreciation	$(36,220)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	September 21, 2006
Referenced Entity:	Dow Jones CDX Index
Notional Amount:	$4,700,000
Termination Date:	December 20, 2016
Unrealized Appreciation	$73,099

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	October 26, 2006
Referenced Entity:	Sealed Air Corp.
Notional Amount:	$300,000
Termination Date:	September 20, 2013
Unrealized Depreciation	$(1,451)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	January 20, 2006
Referenced Entity:	Bear Stearns Fixed Rate ABS Index
Notional Amount:	$4,000,000
Termination Date:	July 25, 2045
Unrealized Depreciation	$(10,456)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	February 1, 2006
Referenced Entity:	Goldman Sachs Fixed Rate ABS Index
Notional Amount:	$600,000
Termination Date:	July 25, 2045
Unrealized Depreciation	$(1,193)

Swap Counterparty:	Deutsche Bank
Effective Date:	May 13, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$800,000
Termination Date:	May 20, 2016
Unrealized Depreciation	$(4,175)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	May 13, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$800,000
Termination Date:	May 20, 2016
Unrealized Depreciation	$(3,878)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	May 13, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$1,600,000
Termination Date:	May 20, 2016
Unrealized Depreciation	$(7,162)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 8, 2006
Referenced Entity:	Russian Federation
Notional Amount:	$1,600,000
Termination Date:	June 20, 2007
Unrealized Appreciation	$1,615

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 8, 2006
Referenced Entity:	Republic of Brazil
Notional Amount:	$1,600,000
Termination Date:	June 20, 2007
Unrealized Depreciation	$(622)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS AG
Effective Date:	June 24, 2006
Referenced Entity:	GMAC
Notional Amount:	$900,000
Termination Date:	December 20, 2006
Unrealized Appreciation	$999

At November 30, 2006, Core Fixed Income Investments held the following Index-linked swap contract:

Swap Counterparty:	UBS AG
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (France CPI Ex Tobacco Index)
Payments Received by Fund:	Fixed Rate, 2.1455%
Termination Date:	October 15, 2010
Unrealized Appreciation	$3,900

At November 30, 2006, International Fixed Income Investments and Core Fixed Income Investments had total net unrealized depreciation and appreciation of $(535,402) and $1,149,479 respectively, from swap contracts.

During the period ended November 30, 2006, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $97,247,906.

At November 30, 2006, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $42,911,408.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/S/ PAUL HATCH
Paul Hatch
Chief Executive Officer

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PAUL HATCH
Paul Hatch
Chief Executive Officer

Date: January 29, 2007

By:	/S/ JAMES WALKER
James Walker
Chief Financial Officer

Date: January 29, 2007